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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23282

.

PFM MULTI-MANAGER SERIES TRUST

(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

Registrant's telephone number, including area code:	(833) 736-6678

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments (unaudited)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 2.0%
AT&T, Inc.	208,693	$5,956,098
ATN International, Inc.	100	7,153
Boingo Wireless, Inc.(a)	400	8,228
CenturyLink, Inc.	15,600	236,340
Cincinnati Bell, Inc.(a)	563	4,380
Cogent Communications Holdings, Inc.	900	40,689
Consolidated Communications Holdings, Inc.	700	6,916
Frontier Communications Corp.(a)	900	2,142
Intelsat S.A.(a)	745	15,936
Iridium Communications, Inc.(a)	2,100	38,745
NII Holdings, Inc.(a)	3,600	15,876
ORBCOMM, Inc.(a)	800	6,608
Shenandoah Telecommunications Co.	1,000	44,250
Sprint Corp.(a)	12,000	69,840
T-Mobile US, Inc.(a)	5,200	330,772
Telephone & Data Systems, Inc.	1,900	61,826
Tribune Publishing Co.(a)	200	2,268
United States Cellular Corp.(a)	200	10,394
Verizon Communications, Inc.	68,800	3,867,936
Vonage Holdings Corp.(a)	3,900	34,047
Windstream Holdings, Inc.(a)	420	878
Zayo Group Holdings, Inc.(a)	3,400	77,656
Total Communication Services		10,838,978
CONSUMER DISCRETIONARY - 11.1%
1-800-Flowers.com, Inc., Class A(a)	300	3,669
Aaron's, Inc.	1,000	42,050
Abercrombie & Fitch Co., Class A	800	16,040
Acushnet Holdings Corp.	400	8,428
Adient PLC	1,600	24,096
Adtalem Global Education, Inc.(a)	1,100	52,052
Advance Auto Parts, Inc.	3,400	535,364
Amazon.com, Inc.(a)	6,750	10,138,297
AMC Entertainment Holdings, Inc., Class A	600	7,368
AMC Networks, Inc., Class A(a)	600	32,928
America's Car-Mart, Inc.(a)	100	7,245
American Axle & Manufacturing Holdings, Inc.(a)	2,400	26,640
American Eagle Outfitters, Inc.	3,000	57,990
American Outdoor Brands Corp.(a)	600	7,716
American Public Education, Inc.(a)	200	5,692
Aptiv PLC	4,500	277,065
Aramark	3,900	112,983
Asbury Automotive Group, Inc.(a)	200	13,332
Ascena Retail Group, Inc.(a)	2,000	5,020
At Home Group, Inc.(a)	600	11,196
Autoliv, Inc.	3,428	240,748
AutoNation, Inc.(a)	700	24,990
AutoZone, Inc.(a)	440	368,870
Barnes & Noble, Inc.	700	4,963
Beazer Homes USA, Inc.(a)	400	3,792
Bed Bath & Beyond, Inc.	1,600	18,112
Belmond Ltd., Class A(a)	1,900	47,557
Best Buy Co., Inc.	4,100	217,136
Big Lots, Inc.	500	14,460
BJ's Restaurants, Inc.	200	10,114
Bloomin' Brands, Inc.	1,000	17,890
Bojangles', Inc.(a)	200	3,216
Booking Holdings, Inc.(a)	790	1,360,712
Boot Barn Holdings, Inc.(a)	200	3,406
BorgWarner, Inc.	3,400	118,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Boyd Gaming Corp.	1,000	20,780
Bright Horizons Family Solutions, Inc.(a)	900	100,305
Brinker International, Inc.	1,000	43,980
Brunswick Corp.	1,300	60,385
Buckle, Inc. (The)	300	5,802
Burlington Stores, Inc.(a)	1,100	178,937
Cable One, Inc.	100	82,010
Caesars Entertainment Corp.(a)	8,500	57,715
Caleres, Inc.	500	13,915
Callaway Golf Co.	1,100	16,830
Camping World Holdings, Inc., Class A	400	4,588
Career Education Corp.(a)	800	9,136
CarMax, Inc.(a)	3,100	194,463
Carnival Corp.	6,800	335,240
Carriage Services, Inc.	200	3,100
Carrols Restaurant Group, Inc.(a)	400	3,936
Carter's, Inc.	800	65,296
Carvana Co.(a)	700	22,897
Cato Corp. (The), Class A	300	4,281
Cavco Industries, Inc.(a)	100	13,038
CBS Corp., Class B, NVDR	5,400	236,088
Central European Media Enterprises Ltd., Class A(a)	900	2,502
Century Communities, Inc.(a)	200	3,452
Charter Communications, Inc., Class A(a)	2,900	826,413
Cheesecake Factory, Inc. (The)	900	39,159
Chegg, Inc.(a)	1,500	42,630
Chico's FAS, Inc.	1,500	8,430
Children's Place, Inc. (The)	200	18,018
Chipotle Mexican Grill, Inc.(a)	400	172,716
Choice Hotels International, Inc.	700	50,106
Churchill Downs, Inc.	200	48,788
Chuy's Holdings, Inc.(a)	200	3,548
Cinemark Holdings, Inc.	1,800	64,440
Citi Trends, Inc.	200	4,078
Columbia Sportswear Co.	600	50,454
Comcast Corp., Class A	75,600	2,574,180
Conn's, Inc.(a)	200	3,772
Cooper Tire & Rubber Co.	600	19,398
Cooper-Standard Holdings, Inc.(a)	200	12,424
Core-Mark Holding Co., Inc.	500	11,625
Cracker Barrel Old Country Store, Inc.	300	47,958
Crocs, Inc.(a)	800	20,784
Culp, Inc.	100	1,890
Dana, Inc.	1,700	23,171
Darden Restaurants, Inc.	2,100	209,706
Dave & Buster's Entertainment, Inc.	500	22,280
Deckers Outdoor Corp.(a)	600	76,770
Del Frisco's Restaurant Group, Inc.(a)	200	1,430
Del Taco Restaurants, Inc.(a)	400	3,996
Denny's Corp.(a)	700	11,347
Dick's Sporting Goods, Inc.	1,600	49,920
Dillard's, Inc., Class A	200	12,062
Dine Brands Global, Inc.	200	13,468
Discovery, Inc.(a)	5,700	131,556
Discovery, Inc., Class A(a)	2,600	64,324
DISH Network Corp., Class A(a)	3,700	92,389
Dollar General Corp.	4,500	486,360
Dollar Tree, Inc.(a)	3,900	352,248
Domino's Pizza, Inc.	700	173,593
Dorman Products, Inc.(a)	600	54,012
DR Horton, Inc.	5,600	194,096
Drive Shack, Inc.(a)	700	2,744
DSW, Inc., Class A	800	19,760
Dunkin' Brands Group, Inc.	1,500	96,180
Eldorado Resorts, Inc.(a)	900	32,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Emerald Expositions Events, Inc.	200	2,468
Entercom Communications Corp., Class A	1,500	8,565
Entravision Communications Corp., Class A	800	2,328
Eros International PLC(a)	400	3,316
Ethan Allen Interiors, Inc.	300	5,277
EW Scripps Co. (The), Class A	700	11,011
Expedia Group, Inc.	2,100	236,565
Express, Inc.(a)	900	4,599
Extended Stay America, Inc., UNIT	3,300	51,150
Fiesta Restaurant Group, Inc.(a)	300	4,653
Five Below, Inc.(a)	900	92,088
Flexsteel Industries, Inc.	100	2,208
Floor & Decor Holdings, Inc., Class A(a)	800	20,720
Foot Locker, Inc.	1,900	101,080
Ford Motor Co.	64,700	494,955
Fossil Group, Inc.(a)	500	7,865
Fox Factory Holding Corp.(a)	700	41,209
frontdoor, Inc.(a)	1,100	29,271
G-III Apparel Group Ltd.(a)	500	13,945
GameStop Corp., Class A	1,100	13,882
Gannett Co., Inc.	1,300	11,089
Gap, Inc. (The)	3,300	85,008
Garmin Ltd.	2,000	126,640
Garrett Motion, Inc.(a)	1,150	14,191
GCI Liberty, Inc., Class A(a)	1,600	65,856
General Motors Co.	21,600	722,520
Genesco, Inc.(a)	200	8,860
Gentex Corp.	4,900	99,029
Gentherm, Inc.(a)	400	15,992
Genuine Parts Co.	2,400	230,448
Golden Entertainment, Inc.(a)	200	3,204
Goodyear Tire & Rubber Co. (The)	4,300	87,763
GoPro, Inc., Class A(a)	1,200	5,088
Graham Holdings Co., Class B	70	44,841
Grand Canyon Education, Inc.(a)	800	76,912
Gray Television, Inc.(a)	900	13,266
Green Brick Partners, Inc.(a)	300	2,172
Group 1 Automotive, Inc.	200	10,544
Groupon, Inc.(a)	6,300	20,160
Guess?, Inc.	700	14,539
H&R Block, Inc.	3,800	96,406
Hanesbrands, Inc.	6,700	83,951
Harley-Davidson, Inc.	2,800	95,536
Hasbro, Inc.	2,000	162,500
Haverty Furniture Cos., Inc.	200	3,756
Helen of Troy Ltd.(a)	500	65,590
Hibbett Sports, Inc.(a)	200	2,860
Hilton Grand Vacations, Inc.(a)	1,400	36,946
Hilton Worldwide Holdings, Inc.	4,700	337,460
Home Depot, Inc. (The)	34,405	5,911,467
Hooker Furniture Corp.	100	2,634
Houghton Mifflin Harcourt Co.(a)	1,200	10,632
Hudson Ltd., Class A(a)	500	8,575
Hyatt Hotels Corp., Class A	700	47,320
IMAX Corp.(a)	600	11,286
Installed Building Products, Inc.(a)	200	6,738
International Game Technology PLC	1,200	17,556
International Speedway Corp., Class A	300	13,158
Interpublic Group of Cos., Inc. (The)	6,300	129,969
iRobot Corp.(a)	500	41,870
Jack in the Box, Inc.	600	46,578
JC Penney Co., Inc.(a)	3,600	3,744
John Wiley & Sons, Inc., Class A	7,400	347,578
Johnson Outdoors, Inc., Class A	100	5,874
K12, Inc.(a)	400	9,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

KB Home	1,000	19,100
Kohl's Corp.	2,900	192,386
L Brands, Inc.	4,000	102,680
La-Z-Boy, Inc.	500	13,855
Lands' End, Inc.(a)	200	2,842
Las Vegas Sands Corp.	6,000	312,300
Laureate Education, Inc., Class A(a)	2,200	33,528
LCI Industries	300	20,040
Lear Corp.	1,000	122,860
Leggett & Platt, Inc.	2,400	86,016
Lennar Corp., Class A	5,000	195,750
Lennar Corp., Class B	200	6,266
LGI Homes, Inc.(a)	200	9,044
Liberty Broadband Corp.(a)	1,700	122,451
Liberty Broadband Corp., Class A(a)	600	43,086
Liberty Expedia Holdings, Inc., Class A(a)	1,100	43,021
Liberty Latin America Ltd., Class A(a)	600	8,688
Liberty Latin America Ltd., Class C(a)	1,600	23,312
Liberty Media Corp-Liberty Braves(a)	400	9,956
Liberty Media Corp-Liberty Formula One(a)	3,000	92,100
Liberty Media Corp-Liberty Formula One, Class A(a)	300	8,916
Liberty Media Corp-Liberty SiriusXM(a)	3,000	110,940
Liberty Media Corp-Liberty SiriusXM, Class A(a)	1,500	55,200
Liberty TripAdvisor Holdings, Inc., Class A(a)	800	12,712
Lions Gate Entertainment Corp., Class A	600	9,660
Lions Gate Entertainment Corp., Class B	1,200	17,856
Lithia Motors, Inc., Class A	300	22,899
Live Nation Entertainment, Inc.(a)	2,200	108,350
LKQ Corp.(a)	5,700	135,261
Loral Space & Communications, Inc.(a)	100	3,725
Lowe's Cos., Inc.	13,600	1,256,096
Lululemon Athletica, Inc.(a)	1,600	194,576
Lumber Liquidators Holdings, Inc.(a)	300	2,856
M/I Homes, Inc.(a)	300	6,306
Macy's, Inc.	4,800	142,944
Madison Square Garden Co. (The), Class A(a)	300	80,310
Malibu Boats, Inc., Class A(a)	200	6,960
Marcus Corp. (The)	200	7,900
MarineMax, Inc.(a)	200	3,662
Marriott International, Inc., Class A	4,800	521,088
Marriott Vacations Worldwide Corp.	630	44,421
MasterCraft Boat Holdings, Inc.(a)	200	3,740
Mattel, Inc.(a)	5,500	54,945
McDonald's Corp.	12,900	2,290,653
MDC Holdings, Inc.	500	14,055
Meredith Corp.	500	25,970
Meritage Homes Corp.(a)	400	14,688
MGM Resorts International	8,200	198,932
Michael Kors Holdings Ltd.(a)	2,300	87,216
Michaels Cos., Inc. (The)(a)	1,300	17,602
Modine Manufacturing Co.(a)	600	6,486
Mohawk Industries, Inc.(a)	1,100	128,656
Monarch Casino & Resort, Inc.(a)	100	3,814
Monro, Inc.	700	48,125
Motorcar Parts of America, Inc.(a)	200	3,328
Movado Group, Inc.	200	6,324
MSG Networks, Inc., Class A(a)	700	16,492
Murphy USA, Inc.(a)	400	30,656
National CineMedia, Inc.	700	4,536
National Vision Holdings, Inc.(a)	1,000	28,170
Nautilus, Inc.(a)	300	3,270
Netflix, Inc.(a)	6,950	1,860,237
New Media Investment Group, Inc.	600	6,942
New York Times Co. (The), Class A	2,400	53,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Newell Brands, Inc.	7,300	135,707
News Corp., Class A	6,900	78,315
News Corp., Class B	1,400	16,170
Nexstar Media Group, Inc., Class A	800	62,912
NIKE, Inc., Class B	20,800	1,542,112
Nordstrom, Inc.	2,000	93,220
Norwegian Cruise Line Holdings Ltd.(a)	3,900	165,321
Nutrisystem, Inc.	300	13,164
NVR, Inc.(a)	50	121,850
O'Reilly Automotive, Inc.(a)	1,300	447,629
Office Depot, Inc.	5,900	15,222
Ollie's Bargain Outlet Holdings, Inc.(a)	700	46,557
Omnicom Group, Inc.	3,800	278,312
Overstock.com, Inc.(a)	200	2,716
Oxford Industries, Inc.	200	14,208
Papa John's International, Inc.	300	11,943
Party City Holdco, Inc.(a)	400	3,992
Penn National Gaming, Inc.(a)	2,252	42,405
Penske Automotive Group, Inc.	400	16,128
PetMed Express, Inc.	200	4,652
PICO Holdings, Inc.(a)	300	2,742
Planet Fitness, Inc., Class A(a)	1,600	85,792
Polaris Industries, Inc.	900	69,012
Pool Corp.	600	89,190
Potbelly Corp.(a)	300	2,415
PulteGroup, Inc.	4,300	111,757
PVH Corp.	1,200	111,540
Qurate Retail, Inc.(a)	7,200	140,544
Ralph Lauren Corp.	1,000	103,460
RCI Hospitality Holdings, Inc.	100	2,233
Reading International, Inc., Class A(a)	200	2,908
Red Robin Gourmet Burgers, Inc.(a)	100	2,672
Red Rock Resorts, Inc., Class A	800	16,248
Regis Corp.(a)	400	6,780
Rent-A-Center, Inc.(a)	500	8,095
RH(a)	400	47,928
Roku, Inc.(a)	600	18,384
Ross Stores, Inc.	6,200	515,840
Royal Caribbean Cruises Ltd.	2,700	264,033
Ruth's Hospitality Group, Inc.	300	6,819
Sally Beauty Holdings, Inc.(a)	16,850	287,292
Scholastic Corp.	300	12,078
Scientific Games Corp., Class A(a)	600	10,728
SeaWorld Entertainment, Inc.(a)	800	17,672
Service Corp. International/US	2,900	116,754
ServiceMaster Global Holdings, Inc.(a)	2,200	80,828
Shake Shack, Inc., Class A(a)	300	13,626
Shutterfly, Inc.(a)	400	16,104
Signet Jewelers Ltd.	1,200	38,124
Sinclair Broadcast Group, Inc., Class A	1,400	36,876
Sirius XM Holdings, Inc.	22,600	129,046
Six Flags Entertainment Corp.	1,200	66,756
Skechers U.S.A., Inc., Class A(a)	2,400	54,936
Skyline Champion Corp.	900	13,221
Sleep Number Corp.(a)	400	12,692
Sonic Automotive, Inc., Class A	300	4,128
Sotheby's(a)	400	15,896
Standard Motor Products, Inc.	200	9,686
Starbucks Corp.	20,200	1,300,880
Steven Madden Ltd.	1,650	49,929
Stoneridge, Inc.(a)	300	7,395
Strategic Education, Inc.	387	43,894
Sturm Ruger & Co., Inc.	200	10,644
Superior Industries International, Inc.	300	1,443
Tailored Brands, Inc.	600	8,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Tapestry, Inc.	5,100	172,125
Target Corp.	8,900	588,201
Taylor Morrison Home Corp., Class A(a)	2,600	41,340
TEGNA, Inc.	4,200	45,654
Tempur Sealy International, Inc.(a)	900	37,260
Tenneco, Inc.	600	16,434
Tesla, Inc.(a)	2,310	768,768
Texas Roadhouse, Inc.	1,200	71,640
Thor Industries, Inc.	900	46,800
Tiffany & Co.	2,000	161,020
Tile Shop Holdings, Inc.	500	2,740
TJX Cos., Inc. (The)	20,600	921,644
Toll Brothers, Inc.	2,300	75,739
TopBuild Corp.(a)	400	18,000
Tower International, Inc.	200	4,760
Tractor Supply Co.	7,600	634,144
TRI Pointe Group, Inc.(a)	1,700	18,581
Tribune Media Co., Class A	1,300	58,994
TripAdvisor, Inc.(a)	1,600	86,304
Tupperware Brands Corp.	600	18,942
Twenty-First Century Fox, Inc., Class A	17,500	842,100
Twenty-First Century Fox, Inc., Class B	8,200	391,796
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,700	661,068
Under Armour, Inc., Class A(a)	3,100	54,777
Under Armour, Inc., Class C(a)	3,200	51,744
Unifi, Inc.(a)	200	4,568
Universal Electronics, Inc.(a)	200	5,056
Urban Outfitters, Inc.(a)	1,400	46,480
Vail Resorts, Inc.	700	147,574
VF Corp.	5,400	385,236
Viacom, Inc., Class A	100	2,781
Viacom, Inc., Class B	6,100	156,770
Vista Outdoor, Inc.(a)	700	7,945
Visteon Corp.(a)	400	24,112
Walt Disney Co. (The)	44,325	4,860,236
Wayfair, Inc., Class A(a)	1,000	90,080
Weight Watchers International, Inc.(a)	700	26,985
Wendy's Co. (The)	3,300	51,513
Weyco Group, Inc.	100	2,917
Whirlpool Corp.	1,100	117,557
William Lyon Homes, Class A(a)	400	4,276
Williams-Sonoma, Inc.	1,400	70,630
Wingstop, Inc.	600	38,514
Winnebago Industries, Inc.	400	9,684
Wolverine World Wide, Inc.	1,700	54,213
World Wrestling Entertainment, Inc., Class A	800	59,776
Wyndham Destinations, Inc.	1,800	64,512
Wyndham Hotels & Resorts, Inc.	1,700	77,129
Wynn Resorts Ltd.	1,700	168,147
Yum China Holdings, Inc.	6,400	214,592
Yum! Brands, Inc.	5,300	487,176
ZAGG, Inc.(a)	300	2,934
Zumiez, Inc.(a)	200	3,834
Total Consumer Discretionary		60,943,711
CONSUMER STAPLES - 6.9%
Altria Group, Inc.	31,400	1,550,846
Andersons, Inc. (The)	300	8,967
Archer-Daniels-Midland Co.	9,300	381,021
B&G Foods, Inc.	800	23,128
BJ's Wholesale Club Holdings, Inc.(a)	1,100	24,376
Boston Beer Co., Inc. (The), Class A(a)	200	48,168
Brown-Forman Corp., Class A	1,000	47,420
Brown-Forman Corp., Class B	21,253	1,011,218
Bunge Ltd.	2,300	122,912
Cal-Maine Foods, Inc.	18,171	768,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Calavo Growers, Inc.	200	14,592
Campbell Soup Co.	9,500	313,405
Casey's General Stores, Inc.	600	76,884
Central Garden & Pet Co.(a)	100	3,445
Central Garden & Pet Co., Class A(a)	400	12,500
Chefs' Warehouse, Inc. (The)(a)	200	6,396
Church & Dwight Co., Inc.	4,200	276,192
Clorox Co. (The)	2,200	339,108
Coca-Cola Bottling Co. Consolidated	100	17,738
Coca-Cola Co. (The)	63,300	2,997,255
Colgate-Palmolive Co.	14,000	833,280
Conagra Brands, Inc.	8,498	181,517
Constellation Brands, Inc., Class A	2,600	418,132
Costco Wholesale Corp.	7,300	1,487,083
Coty, Inc., Class A	6,600	43,296
Darling Ingredients, Inc.(a)	3,200	61,568
Dean Foods Co.	1,000	3,810
Diageo PLC, ADR	9,611	1,362,840
Edgewell Personal Care Co.(a)	1,100	41,085
elf Beauty, Inc.(a)	200	1,732
Energizer Holdings, Inc.	1,000	45,150
Estee Lauder Cos., Inc. (The), Class A	13,500	1,756,350
Flowers Foods, Inc.	25,450	470,062
Fresh Del Monte Produce, Inc.	400	11,308
Freshpet, Inc.(a)	300	9,648
General Mills, Inc.	9,900	385,506
Hain Celestial Group, Inc. (The)(a)	1,200	19,032
Henkel AG & Co. KGaA, ADR	2,727	268,228
Herbalife Nutrition Ltd.(a)	1,900	112,005
Hershey Co. (The)	2,400	257,232
Hormel Foods Corp.	14,000	597,520
Hostess Brands, Inc.(a)	900	9,846
Ingles Markets, Inc., Class A	200	5,444
Ingredion, Inc.	1,200	109,680
Inter Parfums, Inc.	200	13,114
J&J Snack Foods Corp.	200	28,918
JM Smucker Co. (The)	6,150	574,964
John B Sanfilippo & Son, Inc.	100	5,566
Kellogg Co.	4,300	245,143
Keurig Dr Pepper, Inc.	3,300	84,612
Kimberly-Clark Corp.	5,800	660,852
Kraft Heinz Co. (The)	10,000	430,400
Kroger Co. (The)	12,900	354,750
Lamb Weston Holdings, Inc.	2,600	191,256
Lancaster Colony Corp.	300	53,058
Landec Corp.(a)	300	3,552
McCormick & Co., Inc.	4,650	647,466
Medifast, Inc.	200	25,004
MGP Ingredients, Inc.	100	5,705
Molson Coors Brewing Co., Class B	9,200	516,672
Mondelez International, Inc., Class A	23,700	948,711
Monster Beverage Corp.(a)	6,700	329,774
National Beverage Corp.	100	7,177
Nu Skin Enterprises, Inc., Class A	900	55,197
Oil-Dri Corp. of America	100	2,650
PepsiCo, Inc.	23,500	2,596,280
Performance Food Group Co.(a)	1,800	58,086
Philip Morris International, Inc.	25,800	1,722,408
Pilgrim's Pride Corp.(a)	600	9,306
Post Holdings, Inc.(a)	1,100	98,043
PriceSmart, Inc.	300	17,730
Primo Water Corp.(a)	300	4,203
Procter & Gamble Co. (The)	41,400	3,805,488
Rite Aid Corp.(a)	12,300	8,712
Sanderson Farms, Inc.	23,638	2,347,017
Seaboard Corp.	3	10,614
Simply Good Foods Co. (The)(a)	900	17,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

SpartanNash Co.	400	6,872
Spectrum Brands Holdings, Inc.	825	34,856
Sprouts Farmers Market, Inc.(a)	2,500	58,775
Sysco Corp.	7,900	495,014
Tootsie Roll Industries, Inc.	200	6,680
TreeHouse Foods, Inc.(a)	8,100	410,751
Tyson Foods, Inc., Class A	5,000	267,000
United Natural Foods, Inc.(a)	600	6,354
Universal Corp.	300	16,245
US Foods Holding Corp.(a)	3,600	113,904
USANA Health Sciences, Inc.(a)	300	35,319
Vector Group Ltd.	1,155	11,238
Walgreens Boots Alliance, Inc.	13,800	942,954
Walmart, Inc.	32,002	2,980,986
WD-40 Co.	200	36,652
Weis Markets, Inc.	100	4,778
Total Consumer Staples		37,843,374
ENERGY - 4.4%
Abraxas Petroleum Corp.(a)	1,800	1,962
Anadarko Petroleum Corp.	8,600	377,024
Antero Resources Corp.(a)	3,900	36,621
Apache Corp.	6,600	173,250
Apergy Corp.(a)	1,500	40,620
Arch Coal, Inc., Class A	200	16,598
Archrock, Inc.	1,500	11,235
Ardmore Shipping Corp.(a)	400	1,868
Baker Hughes a GE Co.	8,300	178,450
Basic Energy Services, Inc.(a)	200	768
Bonanza Creek Energy, Inc.(a)	200	4,134
Bristow Group, Inc.(a)	400	972
C&J Energy Services, Inc.(a)	600	8,100
Cabot Oil & Gas Corp.	7,300	163,155
Cactus, Inc., Class A(a)	900	24,669
California Resources Corp.(a)	500	8,520
Callon Petroleum Co.(a)	4,100	26,609
Cameco Corp.	177,925	2,019,449
CARBO Ceramics, Inc.(a)	300	1,044
Carrizo Oil & Gas, Inc.(a)	1,900	21,451
Centennial Resource Development, Inc., Class A(a)	2,600	28,652
Cheniere Energy, Inc.(a)	3,700	219,003
Chesapeake Energy Corp.(a)	15,300	32,130
Chevron Corp.	31,700	3,448,643
Cimarex Energy Co.	1,600	98,640
Clean Energy Fuels Corp.(a)	1,600	2,752
CNX Resources Corp.(a)	4,100	46,822
Concho Resources, Inc.(a)	3,268	335,918
ConocoPhillips	19,100	1,190,885
CONSOL Energy, Inc.(a)	300	9,513
Continental Resources, Inc.(a)	1,700	68,323
Covia Holdings Corp.(a)	360	1,231
CVR Energy, Inc.	200	6,896
Delek US Holdings, Inc.	1,400	45,514
Denbury Resources, Inc.(a)	9,100	15,561
Devon Energy Corp.	8,700	196,098
DHT Holdings, Inc.	1,000	3,920
Diamond Offshore Drilling, Inc.(a)	700	6,608
Diamondback Energy, Inc.	2,637	244,450
Dril-Quip, Inc.(a)	400	12,012
EOG Resources, Inc.	9,500	828,495
EQT Corp.	4,100	77,449
Equitrans Midstream Corp.(a)	3,280	65,665
Exterran Corp.(a)	400	7,080
Extraction Oil & Gas, Inc.(a)	1,400	6,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Exxon Mobil Corp.	70,400	4,800,576
Forum Energy Technologies, Inc.(a)	900	3,717
Frank's International N.V.(a)	600	3,132
Frontline Ltd.(a)	900	4,977
FTS International, Inc.(a)	300	2,133
GasLog Ltd.	500	8,230
Golar LNG Ltd.	2,000	43,520
Green Plains, Inc.	400	5,244
Gulfport Energy Corp.(a)	1,800	11,790
Halcon Resources Corp.(a)	1,600	2,720
Halliburton Co.	14,600	388,068
Helix Energy Solutions Group, Inc.(a)	1,600	8,656
Helmerich & Payne, Inc.	1,800	86,292
Hess Corp.	4,200	170,100
HighPoint Resources Corp.(a)	1,100	2,739
HollyFrontier Corp.	2,700	138,024
International Seaways, Inc.(a)	300	5,052
Jagged Peak Energy, Inc.(a)	700	6,384
Keane Group, Inc.(a)	600	4,908
Kinder Morgan, Inc.	31,500	484,470
KLX Energy Services Holdings, Inc.(a)	360	8,442
Kosmos Energy Ltd.(a)	404,350	1,645,704
Laredo Petroleum, Inc.(a)	1,900	6,878
Liberty Oilfield Services, Inc., Class A	1,300	16,835
Mammoth Energy Services, Inc.	100	1,798
Marathon Oil Corp.	14,100	202,194
Marathon Petroleum Corp.	11,079	653,772
Matador Resources Co.(a)	1,800	27,954
Matrix Service Co.(a)	300	5,382
McDermott International, Inc.(a)	3,100	20,274
Murphy Oil Corp.	2,700	63,153
Nabors Industries Ltd.	4,000	8,000
National Oilwell Varco, Inc.	6,700	172,190
Newfield Exploration Co.(a)	2,800	41,048
Newpark Resources, Inc.(a)	1,000	6,870
Nine Energy Service, Inc.(a)	100	2,254
Noble Corp. PLC(a)	2,800	7,336
Noble Energy, Inc.	8,400	157,584
Nordic American Tankers Ltd.	1,600	3,200
Northern Oil and Gas, Inc.(a)	6,400	14,464
Oasis Petroleum, Inc.(a)	5,000	27,650
Occidental Petroleum Corp.	12,600	773,388
Oceaneering International, Inc.(a)	2,000	24,200
Oil States International, Inc.(a)	1,300	18,564
ONEOK, Inc.	6,900	372,255
Panhandle Oil and Gas, Inc., Class A	200	3,100
Par Pacific Holdings, Inc.(a)	400	5,672
Parsley Energy, Inc., Class A(a)	4,400	70,312
Patterson-UTI Energy, Inc.	3,600	37,260
PBF Energy, Inc., Class A	1,800	58,806
PDC Energy, Inc.(a)	1,100	32,736
Peabody Energy Corp.	1,100	33,528
Penn Virginia Corp.(a)	200	10,812
Phillips 66	7,000	603,050
Pioneer Energy Services Corp.(a)	900	1,107
Pioneer Natural Resources Co.	2,900	381,408
ProPetro Holding Corp.(a)	700	8,624
QEP Resources, Inc.(a)	2,800	15,764
Range Resources Corp.	3,900	37,323
Renewable Energy Group, Inc.(a)	400	10,280
Resolute Energy Corp.(a)	200	5,796
REX American Resources Corp.(a)	100	6,811
Ring Energy, Inc.(a)	600	3,048
Rowan Cos. PLC, Class A(a)	2,700	22,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

RPC, Inc.	700	6,909
Sanchez Energy Corp.(a)	800	216
SandRidge Energy, Inc.(a)	400	3,044
Schlumberger Ltd.	23,300	840,664
Scorpio Tankers, Inc.	3,100	5,456
SEACOR Holdings, Inc.(a)	200	7,400
SEACOR Marine Holdings, Inc.(a)	200	2,352
Select Energy Services, Inc., Class A(a)	300	1,896
SemGroup Corp., Class A	800	11,024
Ship Finance International Ltd.	700	7,371
SM Energy Co.	2,100	32,508
Solaris Oilfield Infrastructure, Inc., Class A	200	2,418
Southwestern Energy Co.(a)	11,100	37,851
SRC Energy, Inc.(a)	2,800	13,160
Superior Energy Services, Inc.(a)	1,700	5,695
Talos Energy, Inc.(a)	200	3,264
Targa Resources Corp.	3,900	140,478
Teekay Corp.	700	2,338
Tellurian, Inc.(a)	700	4,865
TETRA Technologies, Inc.(a)	1,300	2,184
Tidewater, Inc.(a)	700	13,391
Transocean Ltd.(a)	7,490	51,981
Ultra Petroleum Corp.(a)	2,200	1,672
Unit Corp.(a)	600	8,568
US Silica Holdings, Inc.	900	9,162
Valero Energy Corp.	7,100	532,287
W&T Offshore, Inc.(a)	1,100	4,532
Weatherford International PLC(a)	14,200	7,938
Whiting Petroleum Corp.(a)	1,300	29,497
WildHorse Resource Development Corp.(a)	600	8,466
Williams Cos., Inc. (The)	20,200	445,410
World Fuel Services Corp.	800	17,128
WPX Energy, Inc.(a)	7,200	81,720
Total Energy		24,267,821
FINANCIALS - 15.0%
1st Source Corp.	200	8,068
Access National Corp.	200	4,266
ACNB Corp.	100	3,925
Affiliated Managers Group, Inc.	900	87,696
Aflac, Inc.	17,840	812,790
AG Mortgage Investment Trust, Inc.	300	4,779
AGNC Investment Corp.	8,700	152,598
Alleghany Corp.	240	149,597
Allegiance Bancshares, Inc.(a)	100	3,237
Allstate Corp. (The)	5,800	479,254
Ally Financial, Inc.	7,500	169,950
Ambac Financial Group, Inc.(a)	500	8,620
American Equity Investment Life Holding Co.	1,600	44,704
American Express Co.	11,900	1,134,308
American Financial Group, Inc.	1,200	108,636
American International Group, Inc.	14,800	583,268
American National Bankshares, Inc.	100	2,931
American National Insurance Co.	100	12,724
Ameriprise Financial, Inc.	2,400	250,488
Ameris Bancorp	1,000	31,670
AMERISAFE, Inc.	200	11,338
Annaly Capital Management, Inc.	22,586	221,795
Anworth Mortgage Asset Corp.	1,100	4,444
Aon PLC	4,000	581,440
Apollo Commercial Real Estate Finance, Inc.	2,300	38,318
Arbor Realty Trust, Inc.	1,900	19,133
Arch Capital Group Ltd.(a)	6,800	181,696
Ares Capital Corp.	130,575	2,034,359
Ares Commercial Real Estate Corp.	300	3,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Argo Group International Holdings Ltd.	700	47,075
Arlington Asset Investment Corp., Class A	300	2,172
ARMOUR Residential REIT, Inc.	500	10,250
Arrow Financial Corp.	103	3,298
Arthur J Gallagher & Co.	10,650	784,905
Artisan Partners Asset Management, Inc., Class A	500	11,055
Aspen Insurance Holdings Ltd.	1,300	54,587
Associated Banc-Corp	2,500	49,475
Assurant, Inc.	800	71,552
Assured Guaranty Ltd.	1,900	72,732
Athene Holding Ltd., Class A(a)	2,900	115,507
Atlantic Capital Bancshares, Inc.(a)	200	3,274
AXA Equitable Holdings, Inc.	3,600	59,868
Axis Capital Holdings Ltd.	1,200	61,968
Axos Financial, Inc.(a)	700	17,626
B. Riley Financial, Inc.	200	2,840
Banc of California, Inc.	500	6,655
BancFirst Corp.	200	9,980
Banco Latinoamericano de Comercio Exterior S.A.	300	5,190
Bancorp, Inc. (The)(a)	600	4,776
BancorpSouth Bank	1,400	36,596
Bank of America Corp.	152,200	3,750,208
Bank of Hawaii Corp.	800	53,856
Bank of Marin Bancorp	200	8,248
Bank of New York Mellon Corp. (The)	15,200	715,464
Bank of NT Butterfield & Son Ltd. (The)	1,000	31,350
Bank OZK	1,800	41,094
BankFinancial Corp.	200	2,990
BankUnited, Inc.	1,700	50,898
Bankwell Financial Group, Inc.	100	2,871
Banner Corp.	400	21,392
Bar Harbor Bankshares	200	4,486
BB&T Corp.	12,900	558,828
Beneficial Bancorp, Inc.	800	11,432
Berkshire Hathaway, Inc., Class B(a)	45,335	9,256,500
Berkshire Hills Bancorp, Inc.	500	13,485
BGC Partners, Inc., Class A	3,700	19,129
BlackRock, Inc.	1,990	781,712
Blackstone Mortgage Trust, Inc., Class A	2,200	70,092
Blue Hills Bancorp, Inc.	300	6,402
BOK Financial Corp.	568	41,651
Boston Private Financial Holdings, Inc.	1,000	10,570
Bridge Bancorp, Inc.	200	5,098
Brighthouse Financial, Inc.(a)	2,000	60,960
BrightSphere Investment Group PLC	900	9,612
Brookline Bancorp, Inc.	900	12,438
Brown & Brown, Inc.	4,300	118,508
Bryn Mawr Bank Corp.	200	6,880
BSB Bancorp, Inc.(a)	100	2,806
Byline Bancorp, Inc.(a)	200	3,332
Cadence BanCorp	1,100	18,458
Camden National Corp.	200	7,194
Cannae Holdings, Inc.(a)	700	11,984
Capital One Financial Corp.	7,900	597,161
Capitol Federal Financial, Inc.	1,500	19,155
Capstead Mortgage Corp.	1,100	7,337
Carolina Financial Corp.	200	5,918
Cathay General Bancorp	1,400	46,942
Cboe Global Markets, Inc.	1,800	176,094
CBTX, Inc.	600	17,640
CenterState Bank Corp.	1,200	25,248
Central Pacific Financial Corp.	300	7,305
Charles Schwab Corp. (The)	31,230	1,296,982
Chemical Financial Corp.	1,200	43,932
Chimera Investment Corp.	3,400	60,588
Chubb Ltd.	9,685	1,251,108
Cincinnati Financial Corp.	2,700	209,034
CIT Group, Inc.	1,800	68,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Citigroup, Inc.	60,275	3,137,917
Citizens Financial Group, Inc.	8,100	240,813
Citizens, Inc.(a)	500	3,760
City Holding Co.	200	13,518
CME Group, Inc.	5,900	1,109,908
CNA Financial Corp.	300	13,245
CNB Financial Corp.	200	4,590
CNO Financial Group, Inc.	3,000	44,640
Codorus Valley Bancorp, Inc.	105	2,231
Cohen & Steers, Inc.	200	6,864
Colony Credit Real Estate, Inc.	1,200	18,948
Columbia Banking System, Inc.	1,400	50,806
Columbia Financial, Inc.(a)	700	10,703
Comerica, Inc.	3,000	206,070
Commerce Bancshares, Inc.	6,018	339,206
Community Bank System, Inc.	1,000	58,300
Community Trust Bancorp, Inc.	200	7,922
ConnectOne Bancorp, Inc.	300	5,541
Cowen, Inc.(a)	300	4,002
Credit Acceptance Corp.(a)	200	76,352
Cullen/Frost Bankers, Inc.	4,350	382,539
Customers Bancorp, Inc.(a)	300	5,460
CVB Financial Corp.	2,300	46,529
Diamond Hill Investment Group, Inc.	100	14,945
Dime Community Bancshares, Inc.	400	6,792
Discover Financial Services	5,700	336,186
Donnelley Financial Solutions, Inc.(a)	400	5,612
Dynex Capital, Inc.	600	3,432
E*TRADE Financial Corp.	4,500	197,460
Eagle Bancorp, Inc.(a)	400	19,484
East West Bancorp, Inc.	2,400	104,472
Eaton Vance Corp.	2,200	77,396
eHealth, Inc.(a)	200	7,684
Employers Holdings, Inc.	400	16,788
Encore Capital Group, Inc.(a)	300	7,050
Enova International, Inc.(a)	400	7,784
Enstar Group Ltd.(a)	200	33,514
Enterprise Bancorp, Inc.	100	3,216
Enterprise Financial Services Corp.	300	11,289
Equity Bancshares, Inc., Class A(a)	100	3,525
Erie Indemnity Co., Class A	500	66,655
Essent Group Ltd.(a)	1,600	54,688
Evans Bancorp, Inc.	100	3,251
Evercore, Inc., Class A	700	50,092
Everest Re Group Ltd.	6,091	1,326,376
Exantas Capital Corp.	300	3,006
EZCORP, Inc., Class A(a)	600	4,638
FactSet Research Systems, Inc.	600	120,078
Farmers & Merchants Bancorp Inc/Archbold	100	3,849
Farmers National Banc Corp.	300	3,822
FB Financial Corp.	100	3,502
FBL Financial Group, Inc., Class A	100	6,565
FCB Financial Holdings, Inc., Class A(a)	600	20,148
Federal Agricultural Mortgage Corp., Class C	100	6,044
Federated Investors, Inc., Class B	1,900	50,445
FGL Holdings(a)	2,000	13,320
Fidelity Southern Corp.	300	7,806
Fifth Third Bancorp	11,400	268,242
Financial Institutions, Inc.	200	5,140
First American Financial Corp.	2,100	93,744
First BanCorp	4,400	37,840
First Bancorp/Southern Pines	300	9,798
First Bancshares, Inc. (The)	100	3,025
First Busey Corp.	500	12,270
First Citizens BancShares, Inc., Class A	160	60,328
First Commonwealth Financial Corp.	1,100	13,288
First Community Bancshares, Inc.	200	6,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

First Defiance Financial Corp.	200	4,902
First Financial Bancorp	1,800	42,696
First Financial Bankshares, Inc.	1,100	63,459
First Financial Corp.	100	4,015
First Foundation, Inc.(a)	300	3,858
First Hawaiian, Inc.	1,700	38,267
First Horizon National Corp.	6,200	81,592
First Internet Bancorp	100	2,044
First Interstate BancSystem, Inc., Class A	300	10,968
First Merchants Corp.	900	30,843
First Mid-Illinois Bancshares, Inc.	100	3,192
First Midwest Bancorp, Inc.	2,300	45,563
First of Long Island Corp. (The)	300	5,985
First Republic Bank	2,700	234,630
FirstCash, Inc.	700	50,645
Flagstar Bancorp, Inc.(a)	200	5,280
Flushing Financial Corp.	300	6,459
FNB Corp.	5,400	53,136
FNF Group	4,200	132,048
Focus Financial Partners, Inc., Class A(a)	600	15,798
Franklin Financial Network, Inc.(a)	100	2,637
Franklin Resources, Inc.	5,000	148,300
Fulton Financial Corp.	3,300	51,084
GAIN Capital Holdings, Inc.	400	2,464
Genworth Financial, Inc., Class A(a)	11,000	51,260
German American Bancorp, Inc.	200	5,554
Glacier Bancorp, Inc.	1,200	47,544
Global Indemnity Ltd.	100	3,623
Goldman Sachs Group, Inc. (The)	5,800	968,890
Granite Point Mortgage Trust, Inc.	500	9,015
Great Southern Bancorp, Inc.	100	4,603
Great Western Bancorp, Inc.	1,300	40,625
Green Bancorp, Inc.	300	5,142
Green Dot Corp., Class A(a)	800	63,616
Greenhill & Co., Inc.	300	7,320
Greenlight Capital Re Ltd., Class A(a)	300	2,586
Guaranty Bancorp	300	6,225
Guaranty Bancshares, Inc.	100	2,982
Hamilton Lane, Inc., Class A	200	7,400
Hancock Whitney Corp.	1,500	51,975
Hanmi Financial Corp.	400	7,880
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	11,430
Hanover Insurance Group, Inc. (The)	700	81,739
HarborOne Bancorp, Inc.(a)	200	3,178
Hartford Financial Services Group, Inc. (The)	5,800	257,810
HCI Group, Inc.	100	5,081
Health Insurance Innovations, Inc., Class A(a)	100	2,673
Heartland Financial USA, Inc.	300	13,185
Heritage Commerce Corp.	400	4,536
Heritage Financial Corp.	300	8,916
Heritage Insurance Holdings, Inc.	200	2,944
Hilltop Holdings, Inc.	800	14,264
Home Bancorp, Inc.	100	3,540
Home BancShares, Inc.	3,000	49,020
HomeStreet, Inc.(a)	300	6,369
HomeTrust Bancshares, Inc.	200	5,236
Hope Bancorp, Inc.	1,500	17,790
Horace Mann Educators Corp.	500	18,725
Horizon Bancorp, Inc.	450	7,101
Houlihan Lokey, Inc.	800	29,440
Huntington Bancshares, Inc.	17,200	205,024
IBERIABANK Corp.	900	57,852
Independence Holding Co.	100	3,520
Independent Bank Corp./MA	600	42,186
Independent Bank Corp./MI	200	4,204
Independent Bank Group, Inc.	200	9,154
Interactive Brokers Group, Inc., Class A	1,100	60,115
Intercontinental Exchange, Inc.	9,400	708,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

International Bancshares Corp.	1,100	37,840
INTL. FCStone, Inc.(a)	200	7,316
Invesco Ltd.	6,400	107,136
Invesco Mortgage Capital, Inc.	1,300	18,824
Investment Technology Group, Inc.	400	12,096
Investors Bancorp, Inc.	4,900	50,960
James River Group Holdings Ltd.	300	10,962
Jefferies Financial Group, Inc.	5,600	97,216
JPMorgan Chase & Co.	55,000	5,369,100
Kearny Financial Corp.	1,200	15,384
Kemper Corp.	923	61,269
KeyCorp	16,800	248,304
Kinsale Capital Group, Inc.	200	11,112
KKR Real Estate Finance Trust, Inc.	200	3,830
Ladder Capital Corp.	900	13,923
Ladenburg Thalmann Financial Services, Inc.	1,200	2,796
Lakeland Bancorp, Inc.	500	7,405
Lakeland Financial Corp.	300	12,048
Lazard Ltd., Class A	1,900	70,129
LegacyTexas Financial Group, Inc.	1,100	35,299
Legg Mason, Inc.	1,800	45,918
LendingClub Corp.(a)	3,700	9,731
LendingTree, Inc.(a)	100	21,957
Lincoln National Corp.	3,800	194,978
Live Oak Bancshares, Inc.	300	4,443
Loews Corp.	4,600	209,392
LPL Financial Holdings, Inc.	1,300	79,404
M&T Bank Corp.	2,400	343,512
Macatawa Bank Corp.	300	2,886
Maiden Holdings Ltd.	800	1,320
Markel Corp.(a)	230	238,752
MarketAxess Holdings, Inc.	600	126,786
Marsh & McLennan Cos., Inc.	8,400	669,900
MB Financial, Inc.	1,300	51,519
MBIA, Inc.(a)	1,000	8,920
Mercantile Bank Corp.	200	5,652
Mercury General Corp.	300	15,513
Meridian Bancorp, Inc.	500	7,160
Meta Financial Group, Inc.	300	5,817
MetLife, Inc.	58,697	2,410,099
MFA Financial, Inc.	7,000	46,760
MGIC Investment Corp.(a)	6,300	65,898
Midland States Bancorp, Inc.	200	4,468
MidWestOne Financial Group, Inc.	100	2,483
Moelis & Co., Class A	900	30,942
Moody's Corp.	10,625	1,487,925
Morgan Stanley	20,200	800,930
Morningstar, Inc.	1,350	148,284
Mr. Cooper Group, Inc.(a)	2,102	24,530
MSCI, Inc.	1,400	206,402
MutualFirst Financial, Inc.	100	2,657
Nasdaq, Inc.	2,000	163,140
National Bank Holdings Corp., Class A	300	9,261
National Bankshares, Inc.	100	3,643
National Commerce Corp.(a)	100	3,600
National General Holdings Corp.	1,400	33,894
National Western Life Group, Inc., Class A	100	30,070
Navient Corp.	5,000	44,050
Navigators Group, Inc. (The)	200	13,898
NBT Bancorp, Inc.	500	17,295
Nelnet, Inc., Class A	200	10,468
New Residential Investment Corp.	90,525	1,286,360
New York Community Bancorp, Inc.	9,000	84,690
New York Mortgage Trust, Inc.	1,300	7,657
Nicolet Bankshares, Inc.(a)	100	4,880
NMI Holdings, Inc., Class A(a)	700	12,495
Northern Trust Corp.	24,800	2,073,032
Northfield Bancorp, Inc.	500	6,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Northrim BanCorp, Inc.	100	3,287
Northwest Bancshares, Inc.	1,100	18,634
Norwood Financial Corp.	100	3,300
OceanFirst Financial Corp.	500	11,255
Ocwen Financial Corp.(a)	1,200	1,608
OFG Bancorp	500	8,230
Old Line Bancshares, Inc.	100	2,632
Old National Bancorp	2,100	32,340
Old Republic International Corp.	4,800	98,736
Old Second Bancorp, Inc.	300	3,900
On Deck Capital, Inc.(a)	600	3,540
OneMain Holdings, Inc.(a)	1,400	34,006
Opus Bank	200	3,918
Orchid Island Capital, Inc.	600	3,834
Origin Bancorp, Inc.	600	20,448
Oritani Financial Corp.	500	7,375
Pacific Premier Bancorp, Inc.(a)	1,000	25,520
PacWest Bancorp	1,900	63,232
Park National Corp.	200	16,990
PCSB Financial Corp.	200	3,912
Peapack Gladstone Financial Corp.	200	5,036
Penns Woods Bancorp, Inc.	100	4,024
PennyMac Financial Services, Inc.	200	4,252
PennyMac Mortgage Investment Trust	700	13,034
People's United Financial, Inc.	6,945	100,216
People's Utah Bancorp	200	6,030
Peoples Bancorp of North Carolina, Inc.	100	2,446
Peoples Bancorp, Inc.	200	6,020
Peoples Financial Services Corp.	100	4,406
Pinnacle Financial Partners, Inc.	1,400	64,540
Piper Jaffray Cos.	200	13,168
PJT Partners, Inc., Class A	200	7,752
PNC Financial Services Group, Inc. (The)	7,800	911,898
Popular, Inc.	1,700	80,274
PRA Group, Inc.(a)	500	12,185
Preferred Bank	200	8,670
Primerica, Inc.	700	68,397
Principal Financial Group, Inc.	4,500	198,765
ProAssurance Corp.	1,000	40,560
Progressive Corp. (The)	9,600	579,168
Prosperity Bancshares, Inc.	5,150	320,845
Provident Financial Services, Inc.	700	16,891
Prudential Financial, Inc.	7,000	570,850
QCR Holdings, Inc.	100	3,209
Radian Group, Inc.	4,100	67,076
Raymond James Financial, Inc.	2,200	163,702
Ready Capital Corp.	200	2,766
Redwood Trust, Inc.	900	13,563
Regional Management Corp.(a)	100	2,405
Regions Financial Corp.	18,800	251,544
Reinsurance Group of America, Inc.	14,103	1,977,664
RenaissanceRe Holdings Ltd.	700	93,590
Renasant Corp.	1,000	30,180
Republic Bancorp, Inc., Class A	100	3,872
Republic First Bancorp, Inc.(a)	600	3,582
RLI Corp.	800	55,192
S&P Global, Inc.	4,200	713,748
S&T Bancorp, Inc.	400	15,136
Safety Insurance Group, Inc.	200	16,362
Sandy Spring Bancorp, Inc.	400	12,536
Santander Consumer USA Holdings, Inc.	1,700	29,903
Seacoast Banking Corp. of Florida(a)	500	13,010
SEI Investments Co.	2,200	101,640
Selective Insurance Group, Inc.	1,100	67,034
ServisFirst Bancshares, Inc.	500	15,935
Sierra Bancorp	200	4,806
Signature Bank	900	92,529
Simmons First National Corp., Class A	1,300	31,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

SLM Corp.(a)	7,100	59,001
South State Corp.	700	41,965
Southern First Bancshares, Inc.(a)	100	3,207
Southern Missouri Bancorp, Inc.	100	3,390
Southern National Bancorp of Virginia, Inc.	200	2,644
Southside Bancshares, Inc.	300	9,525
Starwood Property Trust, Inc.	4,800	94,608
State Auto Financial Corp.	200	6,808
State Bank Financial Corp.	400	8,636
State Street Corp.	6,300	397,341
Sterling Bancorp	4,300	70,993
Stewart Information Services Corp.	200	8,280
Stifel Financial Corp.	1,000	41,420
Stock Yards Bancorp, Inc.	200	6,560
SunTrust Banks, Inc.	7,800	393,432
SVB Financial Group(a)	1,730	328,562
Synchrony Financial	12,600	295,596
Synovus Financial Corp.	1,800	57,582
T Rowe Price Group, Inc.	4,000	369,280
TCF Financial Corp.	2,700	52,623
TD Ameritrade Holding Corp.	4,900	239,904
Territorial Bancorp, Inc.	100	2,598
Texas Capital Bancshares, Inc.(a)	900	45,981
TFS Financial Corp.	600	9,678
Third Point Reinsurance Ltd.(a)	1,100	10,604
Timberland Bancorp, Inc.	100	2,230
Tompkins Financial Corp.	200	15,002
Torchmark Corp.	1,800	134,154
Towne Bank	700	16,765
TPG RE Finance Trust, Inc.	200	3,656
Travelers Cos., Inc. (The)	21,913	2,624,082
TriCo Bancshares	298	10,069
TriState Capital Holdings, Inc.(a)	300	5,838
Triumph Bancorp, Inc.(a)	200	5,940
Trupanion, Inc.(a)	300	7,638
TrustCo Bank Corp.	1,100	7,546
Trustmark Corp.	1,500	42,645
Two Harbors Investment Corp.	4,242	54,467
UMB Financial Corp.	25,530	1,556,564
Umpqua Holdings Corp.	3,200	50,880
Union Bankshares Corp.	900	25,407
United Bankshares, Inc.	1,700	52,887
United Community Banks, Inc.	1,100	23,606
United Community Financial Corp.	600	5,310
United Financial Bancorp, Inc.	600	8,820
United Fire Group, Inc.	200	11,090
United Insurance Holdings Corp.	200	3,324
Universal Insurance Holdings, Inc.	400	15,168
Univest Corp. of Pennsylvania	300	6,471
Unum Group	60,127	1,766,531
US Bancorp	30,295	1,384,482
Valley National Bancorp	121,134	1,075,670
Veritex Holdings, Inc.(a)	200	4,276
Virtu Financial, Inc., Class A	400	10,304
Virtus Investment Partners, Inc.	100	7,943
Voya Financial, Inc.	2,400	96,336
Waddell & Reed Financial, Inc., Class A	900	16,272
Walker & Dunlop, Inc.	300	12,975
Washington Federal, Inc.	1,800	48,078
Washington Trust Bancorp, Inc.	200	9,506
Waterstone Financial, Inc.	300	5,028
Webster Financial Corp.	1,500	73,935
Wells Fargo & Co.	70,600	3,253,248
WesBanco, Inc.	1,105	40,542
West Bancorp, Inc.	200	3,818
Westamerica Bancorp	300	16,704
Western Alliance Bancorp(a)	1,900	75,031
Western Asset Mortgage Capital Corp.	500	4,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Western New England Bancorp, Inc.	300	3,012
Westwood Holdings Group, Inc.	100	3,400
White Mountains Insurance Group Ltd.	662	567,791
Willis Towers Watson PLC	2,100	318,906
Wintrust Financial Corp.	800	53,192
WisdomTree Investments, Inc.	1,300	8,645
World Acceptance Corp.(a)	100	10,226
WR Berkley Corp.	5,164	381,671
WSFS Financial Corp.	300	11,373
Zions Bancorp	3,100	126,294
Total Financials		82,085,279
HEALTH CARE - 15.5%
Abbott Laboratories	32,167	2,326,639
AbbVie, Inc.	46,525	4,289,140
Abeona Therapeutics, Inc.(a)	300	2,142
ABIOMED, Inc.(a)	770	250,281
Acadia Healthcare Co., Inc.(a)	1,500	38,565
ACADIA Pharmaceuticals, Inc.(a)	1,100	17,787
Accelerate Diagnostics, Inc.(a)	300	3,450
Acceleron Pharma, Inc.(a)	800	34,840
Accuray, Inc.(a)	1,000	3,410
Achaogen, Inc.(a)	400	492
Achillion Pharmaceuticals, Inc.(a)	1,600	2,544
Aclaris Therapeutics, Inc.(a)	300	2,217
Acorda Therapeutics, Inc.(a)	500	7,790
Adamas Pharmaceuticals, Inc.(a)	200	1,708
Addus HomeCare Corp.(a)	100	6,788
Aduro Biotech, Inc.(a)	500	1,320
Aerie Pharmaceuticals, Inc.(a)	400	14,440
Agenus, Inc.(a)	900	2,142
Agilent Technologies, Inc.	5,400	364,284
Agios Pharmaceuticals, Inc.(a)	900	41,499
Aimmune Therapeutics, Inc.(a)	400	9,568
Akcea Therapeutics, Inc.(a)	200	6,028
Akebia Therapeutics, Inc.(a)	874	4,835
Akorn, Inc.(a)	1,000	3,390
Alder Biopharmaceuticals, Inc.(a)	700	7,175
Alexion Pharmaceuticals, Inc.(a)	3,600	350,496
Align Technology, Inc.(a)	1,300	272,259
Alkermes PLC(a)	2,300	67,873
Allergan PLC	5,600	748,496
Allscripts Healthcare Solutions, Inc.(a)	2,100	20,244
Alnylam Pharmaceuticals, Inc.(a)	1,400	102,074
AMAG Pharmaceuticals, Inc.(a)	400	6,076
Amedisys, Inc.(a)	500	58,555
AmerisourceBergen Corp.	2,700	200,880
Amgen, Inc.	10,600	2,063,502
Amicus Therapeutics, Inc.(a)	3,300	31,614
AMN Healthcare Services, Inc.(a)	900	50,994
Amneal Pharmaceuticals, Inc.(a)	1,900	25,707
Amphastar Pharmaceuticals, Inc.(a)	400	7,960
AnaptysBio, Inc.(a)	200	12,758
AngioDynamics, Inc.(a)	400	8,052
ANI Pharmaceuticals, Inc.(a)	100	4,502
Anika Therapeutics, Inc.(a)	200	6,722
Antares Pharma, Inc.(a)	1,600	4,352
Anthem, Inc.	4,300	1,129,309
Apellis Pharmaceuticals, Inc.(a)	500	6,595
Arena Pharmaceuticals, Inc.(a)	1,100	42,845
Array BioPharma, Inc.(a)	3,700	52,725
Arrowhead Pharmaceuticals, Inc.(a)	1,200	14,904
Assembly Biosciences, Inc.(a)	200	4,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Assertio Therapeutics, Inc.(a)	700	2,527
Atara Biotherapeutics, Inc.(a)	900	31,266
athenahealth, Inc.(a)	700	92,351
Athenex, Inc.(a)	600	7,614
AtriCure, Inc.(a)	400	12,240
Atrion Corp.	30	22,232
Audentes Therapeutics, Inc.(a)	700	14,924
Avanos Medical, Inc.(a)	900	40,311
AxoGen, Inc.(a)	300	6,129
Baxter International, Inc.	20,481	1,348,059
Becton Dickinson and Co.	6,707	1,511,221
Bio-Rad Laboratories, Inc., Class A(a)	400	92,888
Bio-Techne Corp.	3,100	448,632
BioCryst Pharmaceuticals, Inc.(a)	1,100	8,877
Biogen, Inc.(a)	3,370	1,014,100
Biohaven Pharmaceutical Holding Co., Ltd.(a)	400	14,792
BioMarin Pharmaceutical, Inc.(a)	3,000	255,450
BioScrip, Inc.(a)	1,300	4,641
BioSpecifics Technologies Corp.(a)	100	6,060
BioTelemetry, Inc.(a)	400	23,888
Bluebird Bio, Inc.(a)	1,000	99,200
Blueprint Medicines Corp.(a)	900	48,519
Boston Scientific Corp.(a)	22,700	802,218
Bristol-Myers Squibb Co.	27,200	1,413,856
Brookdale Senior Living, Inc.(a)	2,100	14,070
Bruker Corp.	1,800	53,586
Cambrex Corp.(a)	400	15,104
Cantel Medical Corp.	2,250	167,513
Capital Senior Living Corp.(a)	300	2,040
Cara Therapeutics, Inc.(a)	300	3,900
Cardinal Health, Inc.	5,300	236,380
Cardiovascular Systems, Inc.(a)	400	11,396
CareDx, Inc.(a)	1,100	27,654
Catalent, Inc.(a)	10,600	330,508
Catalyst Pharmaceuticals, Inc.(a)	1,000	1,920
Celgene Corp.(a)	11,800	756,262
Centene Corp.(a)	3,400	392,020
Cerner Corp.(a)	35,204	1,846,098
Cerus Corp.(a)	1,500	7,605
Charles River Laboratories International, Inc.(a)	900	101,862
Chemed Corp.	300	84,984
ChemoCentryx, Inc.(a)	300	3,273
Cigna Corp.(a)	6,139	1,165,972
Clovis Oncology, Inc.(a)	500	8,980
Codexis, Inc.(a)	500	8,350
Coherus Biosciences, Inc.(a)	500	4,525
Collegium Pharmaceutical, Inc.(a)	300	5,151
Community Health Systems, Inc.(a)	1,100	3,102
Computer Programs & Systems, Inc.	100	2,510
Concert Pharmaceuticals, Inc.(a)	200	2,510
CONMED Corp.	300	19,260
Cooper Cos., Inc. (The)	2,150	547,175
Corbus Pharmaceuticals Holdings, Inc.(a)	600	3,504
Corcept Therapeutics, Inc.(a)	1,000	13,360
CorVel Corp.(a)	100	6,172
Cross Country Healthcare, Inc.(a)	400	2,932
CryoLife, Inc.(a)	400	11,352
Cutera, Inc.(a)	200	3,404
CVS Health Corp.	21,289	1,394,855
Cymabay Therapeutics, Inc.(a)	800	6,296
Cytokinetics, Inc.(a)	500	3,160
CytomX Therapeutics, Inc.(a)	300	4,530
Danaher Corp.	10,300	1,062,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

DaVita, Inc.(a)	2,200	113,212
Denali Therapeutics, Inc.(a)	1,300	26,858
DENTSPLY SIRONA, Inc.	89,559	3,332,490
Dermira, Inc.(a)	400	2,876
DexCom, Inc.(a)	1,400	167,720
Dicerna Pharmaceuticals, Inc.(a)	1,500	16,035
Diplomat Pharmacy, Inc.(a)	600	8,076
Dynavax Technologies Corp.(a)	700	6,405
Eagle Pharmaceuticals, Inc.(a)	100	4,029
Editas Medicine, Inc.(a)	400	9,100
Edwards Lifesciences Corp.(a)	5,850	896,045
Elanco Animal Health, Inc.(a)	1,400	44,142
Eli Lilly & Co.	15,700	1,816,804
Emergent BioSolutions, Inc.(a)	900	53,352
Enanta Pharmaceuticals, Inc.(a)	200	14,166
Encompass Health Corp.	1,600	98,720
Endo International PLC(a)	4,200	30,660
Endologix, Inc.(a)	900	644
Ensign Group, Inc. (The)	1,100	42,669
Enzo Biochem, Inc.(a)	500	1,390
Epizyme, Inc.(a)	600	3,696
Esperion Therapeutics, Inc.(a)	200	9,200
Evolent Health, Inc., Class A(a)	700	13,965
Exact Sciences Corp.(a)	2,000	126,200
Exelixis, Inc.(a)	5,500	108,185
Fate Therapeutics, Inc.(a)	600	7,698
FibroGen, Inc.(a)	1,200	55,536
Five Prime Therapeutics, Inc.(a)	400	3,720
Flexion Therapeutics, Inc.(a)	400	4,528
G1 Therapeutics, Inc.(a)	200	3,830
GenMark Diagnostics, Inc.(a)	600	2,916
Genomic Health, Inc.(a)	200	12,882
Geron Corp.(a)	1,700	1,700
Gilead Sciences, Inc.	21,500	1,344,825
Glaukos Corp.(a)	700	39,319
Global Blood Therapeutics, Inc.(a)	700	28,735
Globus Medical, Inc., Class A(a)	6,359	275,218
Haemonetics Corp.(a)	800	80,040
Halozyme Therapeutics, Inc.(a)	2,800	40,964
HCA Healthcare, Inc.	4,600	572,470
HealthEquity, Inc.(a)	900	53,685
HealthStream, Inc.	300	7,245
Henry Schein, Inc.(a)	4,550	357,266
Heron Therapeutics, Inc.(a)	1,200	31,128
Heska Corp.(a)	100	8,610
Hill-Rom Holdings, Inc.	1,100	97,405
HMS Holdings Corp.(a)	1,800	50,634
Hologic, Inc.(a)	4,700	193,170
Horizon Pharma PLC(a)	3,100	60,574
Humana, Inc.	2,330	667,498
ICU Medical, Inc.(a)	300	68,889
Idera Pharmaceuticals, Inc.(a)	200	554
IDEXX Laboratories, Inc.(a)	1,500	279,030
Illumina, Inc.(a)	2,480	743,826
ImmunoGen, Inc.(a)	3,600	17,280
Immunomedics, Inc.(a)	3,000	42,810
Incyte Corp.(a)	3,100	197,129
Innoviva, Inc.(a)	900	15,705
Inogen, Inc.(a)	300	37,251
Inovalon Holdings, Inc., Class A(a)	700	9,926
Inovio Pharmaceuticals, Inc.(a)	900	3,600
Insmed, Inc.(a)	900	11,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Insulet Corp.(a)	900	71,388
Integer Holdings Corp.(a)	700	53,382
Integra LifeSciences Holdings Corp.(a)	12,050	543,455
Intellia Therapeutics, Inc.(a)	200	2,730
Intercept Pharmaceuticals, Inc.(a)	400	40,316
Intersect ENT, Inc.(a)	300	8,454
Intra-Cellular Therapies, Inc.(a)	500	5,695
Intrexon Corp.(a)	700	4,578
Intuitive Surgical, Inc.(a)	1,850	886,002
Invacare Corp.	400	1,720
Invitae Corp.(a)	500	5,530
Ionis Pharmaceuticals, Inc.(a)	2,300	124,338
Iovance Biotherapeutics, Inc.(a)	800	7,080
IQVIA Holdings, Inc.(a)	2,800	325,276
iRhythm Technologies, Inc.(a)	300	20,844
Ironwood Pharmaceuticals, Inc.(a)	2,600	26,936
Jazz Pharmaceuticals PLC(a)	1,100	136,356
Johnson & Johnson	54,779	7,069,230
Jounce Therapeutics, Inc.(a)	200	674
Kala Pharmaceuticals, Inc.(a)	200	978
Karyopharm Therapeutics, Inc.(a)	400	3,748
Kindred Biosciences, Inc.(a)	300	3,285
Kura Oncology, Inc.(a)	200	2,808
La Jolla Pharmaceutical Co.(a)	200	1,886
Laboratory Corp. of America Holdings(a)	4,100	518,076
Lannett Co., Inc.(a)	300	1,488
Lantheus Holdings, Inc.(a)	300	4,695
LeMaitre Vascular, Inc.	200	4,728
Lexicon Pharmaceuticals, Inc.(a)	500	3,320
LHC Group, Inc.(a)	400	37,552
Ligand Pharmaceuticals, Inc.(a)	300	40,710
LivaNova PLC(a)	900	82,323
Loxo Oncology, Inc.(a)	400	56,028
Luminex Corp.	500	11,555
MacroGenics, Inc.(a)	400	5,080
Madrigal Pharmaceuticals, Inc.(a)	100	11,272
Magellan Health, Inc.(a)	300	17,067
Mallinckrodt PLC(a)	1,100	17,380
Masimo Corp.(a)	2,400	257,688
McKesson Corp.	3,200	353,504
Medicines Co. (The)(a)	800	15,312
MediciNova, Inc.(a)	400	3,268
Medidata Solutions, Inc.(a)	5,350	360,697
MEDNAX, Inc.(a)	1,600	52,800
Medpace Holdings, Inc.(a)	600	31,758
Medtronic PLC	25,346	2,305,472
Merck & Co., Inc.	43,100	3,293,271
Meridian Bioscience, Inc.	500	8,680
Merit Medical Systems, Inc.(a)	1,000	55,810
Mettler-Toledo International, Inc.(a)	470	265,823
Mirati Therapeutics, Inc.(a)	300	12,726
Molina Healthcare, Inc.(a)	1,100	127,842
Momenta Pharmaceuticals, Inc.(a)	900	9,936
Mylan N.V.(a)	8,800	241,120
MyoKardia, Inc.(a)	400	19,544
Myriad Genetics, Inc.(a)	1,200	34,884
Natera, Inc.(a)	400	5,584
National HealthCare Corp.	100	7,845
National Research Corp.	100	3,814
Natus Medical, Inc.(a)	300	10,209
Nektar Therapeutics(a)	2,500	82,175
Neogen Corp.(a)	800	45,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

NeoGenomics, Inc.(a)	600	7,566
Neurocrine Biosciences, Inc.(a)	1,400	99,974
Nevro Corp.(a)	300	11,667
NextGen Healthcare, Inc.(a)	600	9,090
Novavax, Inc.(a)	3,600	6,624
Novocure Ltd.(a)	1,300	43,524
NuVasive, Inc.(a)	5,570	276,049
NxStage Medical, Inc.(a)	1,500	42,930
Omeros Corp.(a)	500	5,570
Omnicell, Inc.(a)	800	48,992
OPKO Health, Inc.(a)	3,800	11,438
OraSure Technologies, Inc.(a)	600	7,008
Orthofix Medical, Inc.(a)	200	10,498
Owens & Minor, Inc.	700	4,431
Oxford Immunotec Global PLC(a)	300	3,834
Pacific Biosciences of California, Inc.(a)	1,300	9,620
Pacira Pharmaceuticals, Inc.(a)	500	21,510
Paratek Pharmaceuticals, Inc.(a)	300	1,539
Patterson Cos., Inc.	1,700	33,422
PDL BioPharma, Inc.(a)	1,700	4,930
Penumbra, Inc.(a)	500	61,100
PerkinElmer, Inc.	1,800	141,390
Perrigo Co. PLC	2,000	77,500
Pfizer, Inc.	96,500	4,212,225
Phibro Animal Health Corp., Class A	200	6,432
Portola Pharmaceuticals, Inc.(a)	700	13,664
PRA Health Sciences, Inc.(a)	900	82,764
Premier, Inc., Class A(a)	1,100	41,085
Prestige Brands Holdings, Inc.(a)	600	18,528
Progenics Pharmaceuticals, Inc.(a)	800	3,360
Prothena Corp. PLC(a)	400	4,120
Providence Service Corp. (The)(a)	100	6,002
PTC Therapeutics, Inc.(a)	500	17,160
Puma Biotechnology, Inc.(a)	300	6,105
QIAGEN N.V.(a)	3,600	124,020
Quest Diagnostics, Inc.	2,200	183,194
Quidel Corp.(a)	500	24,410
R1 RCM, Inc.(a)	1,100	8,745
Radius Health, Inc.(a)	400	6,596
RadNet, Inc.(a)	400	4,068
Reata Pharmaceuticals, Inc., Class A(a)	400	22,440
Regeneron Pharmaceuticals, Inc.(a)	1,330	496,755
REGENXBIO, Inc.(a)	700	29,365
Repligen Corp.(a)	800	42,192
ResMed, Inc.	2,300	261,901
Retrophin, Inc.(a)	500	11,315
Revance Therapeutics, Inc.(a)	300	6,039
Rigel Pharmaceuticals, Inc.(a)	1,700	3,910
Sage Therapeutics, Inc.(a)	700	67,053
Sangamo Therapeutics, Inc.(a)	1,000	11,480
Sarepta Therapeutics, Inc.(a)	1,100	120,043
Seattle Genetics, Inc.(a)	1,800	101,988
Select Medical Holdings Corp.(a)	1,200	18,420
Sienna Biopharmaceuticals, Inc.(a)	200	464
Sientra, Inc.(a)	200	2,542
Smith & Nephew PLC, ADR	63,035	2,356,248
Spark Therapeutics, Inc.(a)	400	15,656
Spectrum Pharmaceuticals, Inc.(a)	2,000	17,500
STAAR Surgical Co.(a)	500	15,955
Stemline Therapeutics, Inc.(a)	300	2,850
STERIS PLC	1,400	149,590
Stryker Corp.	7,335	1,149,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Supernus Pharmaceuticals, Inc.(a)	600	19,932
Surgery Partners, Inc.(a)	200	1,958
Surmodics, Inc.(a)	100	4,726
Syneos Health, Inc.(a)	1,100	43,285
Synergy Pharmaceuticals, Inc.(a)	2,800	319
Tabula Rasa HealthCare, Inc.(a)	400	25,504
Tactile Systems Technology, Inc.(a)	500	22,775
Tandem Diabetes Care, Inc.(a)	1,100	41,767
Teladoc, Inc.(a)	1,300	64,441
Teleflex, Inc.	800	206,784
Tenet Healthcare Corp.(a)	1,600	27,424
TESARO, Inc.(a)	800	59,400
TG Therapeutics, Inc.(a)	600	2,460
TherapeuticsMD, Inc.(a)	1,900	7,239
Theravance Biopharma, Inc.(a)	500	12,795
Thermo Fisher Scientific, Inc.	14,025	3,138,655
Tivity Health, Inc.(a)	400	9,924
TransEnterix, Inc.(a)	4,900	11,074
Triple-S Management Corp., Class B(a)	300	5,217
Ultragenyx Pharmaceutical, Inc.(a)	800	34,784
United Therapeutics Corp.(a)	700	76,230
UnitedHealth Group, Inc.	26,505	6,602,926
Universal Health Services, Inc., Class B	8,078	941,572
US Physical Therapy, Inc.	300	30,705
Vanda Pharmaceuticals, Inc.(a)	500	13,065
Varex Imaging Corp.(a)	400	9,472
Varian Medical Systems, Inc.(a)	1,500	169,965
Veeva Systems, Inc., Class A(a)	6,100	544,852
Vericel Corp.(a)	1,400	24,360
Vertex Pharmaceuticals, Inc.(a)	4,200	695,982
Viking Therapeutics, Inc.(a)	1,500	11,475
Vocera Communications, Inc.(a)	300	11,805
Voyager Therapeutics, Inc.(a)	200	1,880
Waters Corp.(a)	5,553	1,047,574
WaVe Life Sciences Ltd.(a)	100	4,204
WellCare Health Plans, Inc.(a)	800	188,872
West Pharmaceutical Services, Inc.	3,200	313,696
Wright Medical Group N.V.(a)	2,100	57,162
Xencor, Inc.(a)	900	32,544
Zimmer Biomet Holdings, Inc.	3,400	352,648
ZIOPHARM Oncology, Inc.(a)	1,500	2,805
Zoetis, Inc.	8,000	684,320
Zogenix, Inc.(a)	900	32,814
Total Health Care		84,730,808
INDUSTRIALS - 10.5%
3M Co.	15,096	2,876,392
AAON, Inc.	500	17,530
AAR Corp.	400	14,936
ABB Ltd., ADR	13,683	260,114
ABM Industries, Inc.	900	28,899
ACCO Brands Corp.	1,200	8,136
Actuant Corp., Class A	700	14,693
Acuity Brands, Inc.	3,025	347,724
ADT, Inc.	1,200	7,212
Advanced Disposal Services, Inc.(a)	1,600	38,304
Advanced Drainage Systems, Inc.	400	9,700
AECOM(a)	2,300	60,950
Aegion Corp.(a)	400	6,528
Aerojet Rocketdyne Holdings, Inc.(a)	1,500	52,845
Aerovironment, Inc.(a)	500	33,975
AGCO Corp.	1,200	66,804
Air Lease Corp.	1,600	48,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Air Transport Services Group, Inc.(a)	700	15,967
Aircastle Ltd.	500	8,620
Alamo Group, Inc.	100	7,732
Alaska Air Group, Inc.	2,000	121,700
Albany International Corp., Class A	600	37,458
Allegiant Travel Co.	200	20,044
Allegion PLC	1,600	127,536
Allied Motion Technologies, Inc.	100	4,469
Allison Transmission Holdings, Inc.	1,800	79,038
Altra Industrial Motion Corp.	1,145	28,797
AMERCO	100	32,811
American Airlines Group, Inc.	7,100	227,981
American Woodmark Corp.(a)	200	11,136
AMETEK, Inc.	9,200	622,840
AO Smith Corp.	2,400	102,480
Apogee Enterprises, Inc.	300	8,955
Applied Industrial Technologies, Inc.	700	37,758
ArcBest Corp.	300	10,278
Arconic, Inc.	6,900	116,334
Arcosa, Inc.(a)	733	20,297
Argan, Inc.	200	7,568
Armstrong World Industries, Inc.	800	46,568
ASGN, Inc.(a)	900	49,050
Astec Industries, Inc.	200	6,038
Astronics Corp.(a)	200	6,090
Astronics Corp., Class B(a)	30	912
Atkore International Group, Inc.(a)	400	7,936
Atlas Air Worldwide Holdings, Inc.(a)	300	12,657
Avis Budget Group, Inc.(a)	1,400	31,472
Axon Enterprise, Inc.(a)	900	39,375
AZZ, Inc.	300	12,108
Babcock & Wilcox Enterprises, Inc.(a)	1,900	742
Barnes Group, Inc.	1,000	53,620
Barrett Business Services, Inc.	100	5,725
Beacon Roofing Supply, Inc.(a)	1,400	44,408
BMC Stock Holdings, Inc.(a)	700	10,836
Boeing Co. (The)	8,920	2,876,700
Brady Corp., Class A	1,000	43,460
Briggs & Stratton Corp.	500	6,540
Brink's Co. (The)	800	51,720
Builders FirstSource, Inc.(a)	1,300	14,183
BWX Technologies, Inc.	1,900	72,637
Caesarstone Ltd.	300	4,074
CAI International, Inc.(a)	200	4,646
Carlisle Cos., Inc.	900	90,468
Casella Waste Systems, Inc., Class A(a)	400	11,396
Caterpillar, Inc.	9,500	1,207,165
CBIZ, Inc.(a)	600	11,820
CH Robinson Worldwide, Inc.	2,400	201,816
Chart Industries, Inc.(a)	400	26,012
Cimpress N.V.(a)	300	31,026
Cintas Corp.	1,400	235,186
CIRCOR International, Inc.(a)	200	4,260
Clean Harbors, Inc.(a)	1,000	49,350
Colfax Corp.(a)	1,700	35,530
Columbus McKinnon Corp.	300	9,042
Comfort Systems USA, Inc.	400	17,472
Continental Building Products, Inc.(a)	400	10,180
Copa Holdings S.A., Class A	700	55,097
Copart, Inc.(a)	3,600	172,008
Costamare, Inc.	600	2,634
CoStar Group, Inc.(a)	660	222,644
Covanta Holding Corp.	1,300	17,446
Covenant Transportation Group, Inc., Class A(a)	100	1,920
CRA International, Inc.	100	4,255
Crane Co.	900	64,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

CSW Industrials, Inc.(a)	200	9,670
CSX Corp.	13,400	832,542
Cubic Corp.	300	16,122
Cummins, Inc.	2,600	347,464
Curtiss-Wright Corp.	900	91,908
Daseke, Inc.(a)	400	1,472
Deere & Co.	5,400	805,518
Delta Air Lines, Inc.	10,600	528,940
Deluxe Corp.	800	30,752
DMC Global, Inc.	200	7,024
Donaldson Co., Inc.	2,200	95,458
Douglas Dynamics, Inc.	300	10,767
Dover Corp.	2,300	163,185
Ducommun, Inc.(a)	100	3,632
Dun & Bradstreet Corp. (The)	600	85,644
DXP Enterprises, Inc.(a)	200	5,568
Dycom Industries, Inc.(a)	400	21,616
Eastern Co. (The)	100	2,418
Eaton Corp. PLC	7,300	501,218
Echo Global Logistics, Inc.(a)	300	6,099
EMCOR Group, Inc.	1,100	65,659
Emerson Electric Co.	10,400	621,400
Encore Wire Corp.	200	10,036
Energous Corp.(a)	200	1,158
Energy Recovery, Inc.(a)	400	2,692
EnerSys	800	62,088
Engility Holdings, Inc.(a)	200	5,692
Ennis, Inc.	300	5,775
EnPro Industries, Inc.	200	12,020
Equifax, Inc.	2,100	195,573
ESCO Technologies, Inc.	300	19,785
Essendant, Inc.	400	5,032
Esterline Technologies Corp.(a)	500	60,725
Evoqua Water Technologies Corp.(a)	1,700	16,320
Expeditors International of Washington, Inc.	3,000	204,270
Exponent, Inc.	1,000	50,710
Fastenal Co.	5,000	261,450
Federal Signal Corp.	700	13,930
FedEx Corp.	4,100	661,453
Flowserve Corp.	2,400	91,248
Fluor Corp.	2,600	83,720
Forrester Research, Inc.	100	4,470
Fortive Corp.	11,539	780,729
Fortune Brands Home & Security, Inc.	2,500	94,975
Forward Air Corp.	600	32,910
Franklin Electric Co., Inc.	1,000	42,880
FTI Consulting, Inc.(a)	700	46,648
Gardner Denver Holdings, Inc.(a)	1,900	38,855
Gates Industrial Corp. PLC(a)	19,600	259,504
GATX Corp.	800	56,648
Generac Holdings, Inc.(a)	1,100	54,670
General Dynamics Corp.	14,310	2,249,675
General Electric Co.	144,400	1,093,108
Genesee & Wyoming, Inc., Class A(a)	1,000	74,020
Gibraltar Industries, Inc.(a)	400	14,236
Global Brass & Copper Holdings, Inc.	200	5,030
GMS, Inc.(a)	400	5,944
Gorman-Rupp Co. (The)	200	6,482
Graco, Inc.	15,477	647,712
GrafTech International Ltd.	500	5,720
Granite Construction, Inc.	554	22,315
Great Lakes Dredge & Dock Corp.(a)	700	4,634
Greenbrier Cos., Inc. (The)	700	27,678
Griffon Corp.	300	3,135
H&E Equipment Services, Inc.	400	8,168
Harris Corp.	2,000	269,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Harsco Corp.(a)	900	17,874
Hawaiian Holdings, Inc.	600	15,846
HC2 Holdings, Inc.(a)	500	1,320
HD Supply Holdings, Inc.(a)	3,100	116,312
Healthcare Services Group, Inc.	1,100	44,198
Heartland Express, Inc.	500	9,150
HEICO Corp.	800	61,984
HEICO Corp., Class A	1,250	78,750
Heidrick & Struggles International, Inc.	200	6,238
Herc Holdings, Inc.(a)	300	7,797
Heritage-Crystal Clean, Inc.(a)	200	4,602
Herman Miller, Inc.	1,300	39,325
Hertz Global Holdings, Inc.(a)	600	8,190
Hexcel Corp.	1,500	86,010
Hillenbrand, Inc.	1,300	49,309
HNI Corp.	500	17,715
Honeywell International, Inc.	12,400	1,638,288
Hub Group, Inc., Class A(a)	6,399	237,211
Hubbell, Inc.	900	89,406
Huntington Ingalls Industries, Inc.	700	133,217
Hurco Cos., Inc.	100	3,570
Huron Consulting Group, Inc.(a)	300	15,393
Hyster-Yale Materials Handling, Inc.	100	6,196
ICF International, Inc.	200	12,956
IDEX Corp.	4,150	523,979
IHS Markit Ltd.(a)	6,500	311,805
Illinois Tool Works, Inc.	5,500	696,795
Ingersoll-Rand PLC	4,100	374,043
InnerWorkings, Inc.(a)	500	1,870
Insperity, Inc.	600	56,016
Insteel Industries, Inc.	200	4,856
Interface, Inc.	700	9,975
ITT, Inc.	1,300	62,751
Jacobs Engineering Group, Inc.	2,000	116,920
JB Hunt Transport Services, Inc.	7,164	666,539
JELD-WEN Holding, Inc.(a)	800	11,368
JetBlue Airways Corp.(a)	4,600	73,876
John Bean Technologies Corp.	400	28,724
Johnson Controls International PLC	15,400	456,610
Kadant, Inc.	100	8,146
Kaman Corp.	300	16,827
Kansas City Southern	1,800	171,810
KAR Auction Services, Inc.	2,200	104,984
KBR, Inc.	2,700	40,986
Kelly Services, Inc., Class A	300	6,144
Kennametal, Inc.	1,500	49,920
KeyW Holding Corp. (The)(a)	600	4,014
Kforce, Inc.	300	9,276
Kimball International, Inc., Class B	400	5,676
Kirby Corp.(a)	1,100	74,096
Knight-Swift Transportation Holdings, Inc.	56,650	1,420,215
Knoll, Inc.	600	9,888
Korn/Ferry International	1,000	39,540
Kratos Defense & Security Solutions, Inc.(a)	1,000	14,090
L3 Technologies, Inc.	1,300	225,758
Landstar System, Inc.	700	66,969
Lennox International, Inc.	600	131,316
Lincoln Electric Holdings, Inc.	1,000	78,850
Lindsay Corp.	5,099	490,779
Lockheed Martin Corp.	4,110	1,076,162
LSC Communications, Inc.	400	2,800
Lydall, Inc.(a)	200	4,062
Macquarie Infrastructure Corp.	1,500	54,840
Manitowoc Co., Inc. (The)(a)	400	5,908
ManpowerGroup, Inc.	1,100	71,280
Marten Transport Ltd.	400	6,476
Masco Corp.	4,800	140,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Masonite International Corp.(a)	300	13,449
MasTec, Inc.(a)	1,200	48,672
Matson, Inc.	500	16,010
Matthews International Corp., Class A	400	16,248
Maxar Technologies Ltd.	800	9,568
McGrath RentCorp	300	15,444
Mercury Systems, Inc.(a)	1,000	47,290
Meritor, Inc.(a)	1,000	16,910
Middleby Corp. (The)(a)	1,000	102,730
Milacron Holdings Corp.(a)	800	9,512
Mistras Group, Inc.(a)	200	2,876
Mobile Mini, Inc.	500	15,875
Moog, Inc., Class A	600	46,488
MRC Global, Inc.(a)	1,000	12,230
MSA Safety, Inc.	600	56,562
MSC Industrial Direct Co., Inc., Class A	800	61,536
Mueller Industries, Inc.	700	16,352
Mueller Water Products, Inc., Class A	1,800	16,380
Multi-Color Corp.	200	7,018
MYR Group, Inc.(a)	200	5,634
National Presto Industries, Inc.	100	11,692
Navigant Consulting, Inc.	500	12,025
Navistar International Corp.(a)	600	15,570
NCI Building Systems, Inc.(a)	500	3,625
Nielsen Holdings PLC	6,100	142,313
NN, Inc.	300	2,013
Nordson Corp.	5,400	644,490
Norfolk Southern Corp.	4,700	702,838
Northrop Grumman Corp.	2,710	663,679
NOW, Inc.(a)	1,200	13,968
NV5 Global, Inc.(a)	100	6,055
nVent Electric PLC	2,800	62,888
Old Dominion Freight Line, Inc.	1,100	135,839
Oshkosh Corp.	1,200	73,572
Owens Corning	1,800	79,164
PACCAR, Inc.	5,700	325,698
Park-Ohio Holdings Corp.	100	3,069
Parker-Hannifin Corp.	2,300	343,022
Patrick Industries, Inc.(a)	300	8,883
Pentair PLC	2,700	102,006
PGT Innovations, Inc.(a)	600	9,510
Pitney Bowes, Inc.	2,100	12,411
Plug Power, Inc.(a)	2,600	3,224
Powell Industries, Inc.	100	2,501
Primoris Services Corp.	500	9,565
Proto Labs, Inc.(a)	400	45,116
Quad/Graphics, Inc.	400	4,928
Quanex Building Products Corp.	400	5,436
Quanta Services, Inc.	2,800	84,280
Raven Industries, Inc.	400	14,476
Raytheon Co.	4,800	736,080
RBC Bearings, Inc.(a)	400	52,440
Regal Beloit Corp.	800	56,040
Republic Services, Inc.	3,700	266,733
Resideo Technologies, Inc.(a)	1,916	39,374
Resources Connection, Inc.	300	4,260
REV Group, Inc.	300	2,253
Rexnord Corp.(a)	2,000	45,900
Ritchie Bros Auctioneers, Inc.	11,950	391,004
Robert Half International, Inc.	2,100	120,120
Rockwell Automation, Inc.	4,650	699,732
Rollins, Inc.	2,400	86,640
Roper Technologies, Inc.	11,170	2,977,028
RR Donnelley & Sons Co.	800	3,168
Rush Enterprises, Inc., Class A	300	10,344
Rush Enterprises, Inc., Class B	100	3,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Ryder System, Inc.	1,000	48,150
Saia, Inc.(a)	300	16,746
Schneider National, Inc., Class B	500	9,335
Scorpio Bulkers, Inc.	700	3,871
Sensata Technologies Holding PLC(a)	2,700	121,068
Simpson Manufacturing Co., Inc.	11,897	643,985
SiteOne Landscape Supply, Inc.(a)	600	33,162
SkyWest, Inc.	1,000	44,470
Snap-on, Inc.	17,350	2,520,781
Southwest Airlines Co.	8,800	409,024
SP Plus Corp.(a)	200	5,908
Spartan Motors, Inc.	400	2,892
Spirit AeroSystems Holdings, Inc., Class A	1,800	129,762
Spirit Airlines, Inc.(a)	1,300	75,296
SPX Corp.(a)	500	14,005
SPX FLOW, Inc.(a)	500	15,210
Standex International Corp.	400	26,872
Stanley Black & Decker, Inc.	2,600	311,324
Steelcase, Inc., Class A	1,000	14,830
Stericycle, Inc.(a)	6,550	240,319
Sterling Construction Co., Inc.(a)	300	3,267
Sun Hydraulics Corp.	300	9,957
Sunrun, Inc.(a)	1,000	10,890
Systemax, Inc.	100	2,389
Team, Inc.(a)	300	4,395
Teledyne Technologies, Inc.(a)	600	124,242
Tennant Co.	200	10,422
Terex Corp.	900	24,813
Tetra Tech, Inc.	1,000	51,770
Textainer Group Holdings Ltd.(a)	300	2,988
Textron, Inc.	3,900	179,361
Thermon Group Holdings, Inc.(a)	400	8,112
Timken Co. (The)	1,300	48,516
Titan International, Inc.	600	2,796
Titan Machinery, Inc.(a)	200	2,630
Toro Co. (The)	1,800	100,584
TransDigm Group, Inc.(a)	830	282,250
TransUnion	3,200	181,760
Trex Co., Inc.(a)	1,000	59,360
TriMas Corp.(a)	500	13,645
TriNet Group, Inc.(a)	1,000	41,950
Trinity Industries, Inc.	2,200	45,298
Triton International Ltd.	1,100	34,177
Triumph Group, Inc.	600	6,900
TrueBlue, Inc.(a)	500	11,125
Tutor Perini Corp.(a)	400	6,388
UniFirst Corp.	200	28,614
Union Pacific Corp.	12,300	1,700,229
United Continental Holdings, Inc.(a)	4,000	334,920
United Parcel Service, Inc., Class B	11,600	1,131,348
United Rentals, Inc.(a)	1,300	133,289
United Technologies Corp.	13,475	1,434,818
Univar, Inc.(a)	2,100	37,254
Universal Forest Products, Inc.	700	18,172
US Ecology, Inc.	300	18,894
USG Corp.	1,600	68,256
Valmont Industries, Inc.	300	33,285
Vectrus, Inc.(a)	100	2,158
Verisk Analytics, Inc.(a)	6,650	725,116
Veritiv Corp.(a)	100	2,497
Viad Corp.	200	10,018
Vicor Corp.(a)	200	7,558
VSE Corp.	100	2,991
Wabash National Corp.	700	9,156
WABCO Holdings, Inc.(a)	5,754	617,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Wabtec Corp.	1,400	98,350
WageWorks, Inc.(a)	500	13,580
Waste Management, Inc.	7,100	631,829
Watsco, Inc.	500	69,570
Watts Water Technologies, Inc., Class A	600	38,718
Welbilt, Inc.(a)	2,600	28,886
Werner Enterprises, Inc.	9,538	281,753
Wesco Aircraft Holdings, Inc.(a)	600	4,740
WESCO International, Inc.(a)	900	43,200
Woodward, Inc.	900	66,861
WW Grainger, Inc.	780	220,241
XPO Logistics, Inc.(a)	2,000	114,080
Xylem, Inc.	3,100	206,832
YRC Worldwide, Inc.(a)	400	1,260
Total Industrials		57,389,828
INFORMATION TECHNOLOGY - 21.9%
2U, Inc.(a)	800	39,776
3D Systems Corp.(a)	1,300	13,221
8x8, Inc.(a)	2,100	37,884
A10 Networks, Inc.(a)	600	3,744
Acacia Communications, Inc.(a)	800	30,400
Accenture PLC, Class A	14,248	2,009,110
ACI Worldwide, Inc.(a)	2,300	63,641
Activision Blizzard, Inc.	12,500	582,125
Adobe Systems, Inc.(a)	8,200	1,855,168
ADTRAN, Inc.	600	6,444
Advanced Energy Industries, Inc.(a)	500	21,465
Advanced Micro Devices, Inc.(a)	15,400	284,284
Akamai Technologies, Inc.(a)	5,000	305,400
Alarm.com Holdings, Inc.(a)	400	20,748
Alliance Data Systems Corp.	800	120,064
Alpha & Omega Semiconductor Ltd.(a)	200	2,038
Alphabet, Inc., Class A(a)	6,709	7,010,637
Alphabet, Inc., Class C(a)	5,070	5,250,543
Altair Engineering, Inc., Class A(a)	400	11,032
Alteryx, Inc., Class A(a)	700	41,629
Ambarella, Inc.(a)	400	13,992
Amdocs Ltd.	2,500	146,450
American Software, Inc., Class A	300	3,135
Amkor Technology, Inc.(a)	1,200	7,872
Amphenol Corp., Class A	27,003	2,187,783
Analog Devices, Inc.	6,100	523,563
Anixter International, Inc.(a)	600	32,586
ANSYS, Inc.(a)	2,750	393,085
Appfolio, Inc., Class A(a)	400	23,688
Apple, Inc.	78,810	12,431,489
Applied Materials, Inc.	65,034	2,129,213
Applied Optoelectronics, Inc.(a)	200	3,086
Apptio, Inc., Class A(a)	300	11,388
Arista Networks, Inc.(a)	1,000	210,700
ARRIS International PLC(a)	2,600	79,482
Arrow Electronics, Inc.(a)	1,600	110,320
Aspen Technology, Inc.(a)	1,200	98,616
Atlassian Corp. PLC, Class A(a)	1,700	151,266
Autodesk, Inc.(a)	3,700	475,857
Automatic Data Processing, Inc.	7,400	970,288
Avaya Holdings Corp.(a)	1,500	21,840
Avnet, Inc.	2,000	72,200
AVX Corp.	500	7,625
Axcelis Technologies, Inc.(a)	400	7,120
Badger Meter, Inc.	700	34,447
Belden, Inc.	500	20,885
Benchmark Electronics, Inc.	600	12,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Benefitfocus, Inc.(a)	200	9,144
Black Knight, Inc.(a)	2,300	103,638
Blackbaud, Inc.	4,900	308,210
Blackline, Inc.(a)	800	32,760
Blucora, Inc.(a)	500	13,320
Booz Allen Hamilton Holding Corp.	2,500	112,675
Bottomline Technologies de, Inc.(a)	900	43,200
Box, Inc., Class A(a)	1,800	30,384
Brightcove, Inc.(a)	400	2,816
Broadcom, Inc.	6,840	1,739,275
Broadridge Financial Solutions, Inc.	2,000	192,500
Brooks Automation, Inc.	1,600	41,888
Cabot Microelectronics Corp.	380	36,233
CACI International, Inc., Class A(a)	400	57,612
Cadence Design Systems, Inc.(a)	4,900	213,052
CalAmp Corp.(a)	400	5,204
Calix, Inc.(a)	500	4,875
Carbonite, Inc.(a)	300	7,578
Cardtronics PLC, Class A(a)	500	13,000
Care.com, Inc.(a)	200	3,862
Cargurus, Inc.(a)	700	23,611
Cars.com, Inc.(a)	800	17,200
Cass Information Systems, Inc.	120	6,350
CDK Global, Inc.	2,300	110,124
CDW Corp.	2,500	202,625
Ceridian HCM Holding, Inc.(a)	900	31,041
CEVA, Inc.(a)	300	6,627
ChannelAdvisor Corp.(a)	300	3,405
Ciena Corp.(a)	2,500	84,775
Cirrus Logic, Inc.(a)	1,200	39,816
Cisco Systems, Inc.	75,500	3,271,415
Cision Ltd.(a)	1,300	15,210
Citrix Systems, Inc.	2,200	225,412
Cloudera, Inc.(a)	1,100	12,166
Cognex Corp.	2,600	100,542
Cognizant Technology Solutions Corp., Class A	9,600	609,408
Coherent, Inc.(a)	500	52,855
Cohu, Inc.	426	6,846
CommScope Holding Co., Inc.(a)	2,900	47,531
CommVault Systems, Inc.(a)	700	41,363
Comtech Telecommunications Corp.	300	7,302
Conduent, Inc.(a)	3,500	37,205
Control4 Corp.(a)	300	5,280
CoreLogic, Inc.(a)	1,200	40,104
Cornerstone OnDemand, Inc.(a)	1,000	50,430
Corning, Inc.	13,300	401,793
Coupa Software, Inc.(a)	800	50,288
Cray, Inc.(a)	500	10,795
Cree, Inc.(a)	1,600	68,440
CSG Systems International, Inc.	400	12,708
CTS Corp.	400	10,356
Cypress Semiconductor Corp.	6,200	78,864
Daktronics, Inc.	400	2,960
Dell Technologies, Class C(a)	2,434	118,946
Diebold Nixdorf, Inc.	900	2,241
Digi International, Inc.(a)	300	3,027
Digimarc Corp.(a)	100	1,450
Diodes, Inc.(a)	400	12,904
DocuSign, Inc.(a)	1,400	56,112
Dolby Laboratories, Inc., Class A	900	55,656
DXC Technology Co.	4,800	255,216
eBay, Inc.(a)	15,600	437,892
Ebix, Inc.	300	12,768
EchoStar Corp., Class A(a)	1,000	36,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Electro Scientific Industries, Inc.(a)	400	11,984
Electronic Arts, Inc.(a)	24,925	1,966,832
Electronics For Imaging, Inc.(a)	500	12,400
Ellie Mae, Inc.(a)	600	37,698
Endurance International Group Holdings, Inc.(a)	700	4,655
Entegris, Inc.	2,100	58,580
Envestnet, Inc.(a)	900	44,271
EPAM Systems, Inc.(a)	800	92,808
ePlus, Inc.(a)	300	21,351
Etsy, Inc.(a)	2,100	99,897
Euronet Worldwide, Inc.(a)	900	92,142
Everbridge, Inc.(a)	600	34,056
Everi Holdings, Inc.(a)	700	3,605
EVERTEC, Inc.	1,400	40,180
ExlService Holdings, Inc.(a)	400	21,048
Extreme Networks, Inc.(a)	1,300	7,930
F5 Networks, Inc.(a)	1,100	178,233
Fabrinet(a)	800	41,048
Facebook, Inc., Class A(a)	39,500	5,178,055
Fair Isaac Corp.(a)	500	93,500
FARO Technologies, Inc.(a)	200	8,128
Fidelity National Information Services, Inc.	5,500	564,025
Finisar Corp.(a)	2,400	51,840
FireEye, Inc.(a)	3,500	56,735
First Data Corp., Class A(a)	8,700	147,117
First Solar, Inc.(a)	1,600	67,928
Fiserv, Inc.(a)	6,700	492,383
Fitbit, Inc., Class A(a)	2,200	10,934
Five9, Inc.(a)	1,100	48,092
FleetCor Technologies, Inc.(a)	1,500	278,580
FLIR Systems, Inc.	2,500	108,850
ForeScout Technologies, Inc.(a)	400	10,396
FormFactor, Inc.(a)	800	11,272
Fortinet, Inc.(a)	2,300	161,989
Gartner, Inc.(a)	1,500	191,760
Genpact Ltd.	2,500	67,475
Global Payments, Inc.	2,700	278,451
Glu Mobile, Inc.(a)	1,200	9,684
GoDaddy, Inc., Class A(a)	2,600	170,612
Gogo, Inc.(a)	700	2,093
GrubHub, Inc.(a)	1,400	107,534
GTT Communications, Inc.(a)	1,000	23,660
Guidewire Software, Inc.(a)	4,700	377,081
Hackett Group, Inc. (The)	300	4,803
Harmonic, Inc.(a)	900	4,248
Hewlett Packard Enterprise Co.	24,200	319,682
Hortonworks, Inc.(a)	1,700	24,514
HP, Inc.	26,700	546,282
HubSpot, Inc.(a)	600	75,438
IAC/InterActiveCorp(a)	1,200	219,648
Ichor Holdings Ltd.(a)	200	3,260
II-VI, Inc.(a)	1,200	38,952
Immersion Corp.(a)	300	2,688
Imperva, Inc.(a)	800	44,552
Impinj, Inc.(a)	200	2,910
Infinera Corp.(a)	1,700	6,783
Inphi Corp.(a)	500	16,075
Insight Enterprises, Inc.(a)	400	16,300
Instructure, Inc.(a)	300	11,253
Integrated Device Technology, Inc.(a)	2,200	106,546
Intel Corp.	76,000	3,566,680
InterDigital, Inc.	700	46,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

International Business Machines Corp.	15,200	1,727,784
Intuit, Inc.	4,100	807,085
IPG Photonics Corp.(a)	700	79,303
Itron, Inc.(a)	400	18,916
j2 Global, Inc.	700	48,566
Jabil, Inc.	2,800	69,412
Jack Henry & Associates, Inc.	1,400	177,128
Juniper Networks, Inc.	5,900	158,769
KEMET Corp.	600	10,524
Keysight Technologies, Inc.(a)	3,000	186,240
Kimball Electronics, Inc.(a)	300	4,647
KLA-Tencor Corp.	2,600	232,674
Knowles Corp.(a)	1,000	13,310
Lam Research Corp.	2,600	354,042
Lattice Semiconductor Corp.(a)	1,400	9,688
Leidos Holdings, Inc.	2,300	121,256
LIiveRamp Holdings, Inc.(a)	1,500	57,945
Limelight Networks, Inc.(a)	1,100	2,574
Littelfuse, Inc.	400	68,592
LivePerson, Inc.(a)	600	11,316
LogMeIn, Inc.	3,550	289,573
Lumentum Holdings, Inc.(a)	1,320	55,453
MACOM Technology Solutions Holdings, Inc.(a)	500	7,255
Manhattan Associates, Inc.(a)	1,200	50,844
ManTech International Corp., Class A	300	15,689
Marvell Technology Group Ltd.	8,793	142,359
Mastercard, Inc., Class A	23,850	4,499,302
Match Group, Inc.	700	29,939
Maxim Integrated Products, Inc.	4,800	244,080
MAXIMUS, Inc.	1,000	65,090
MaxLinear, Inc.(a)	700	12,320
Mesa Laboratories, Inc.	100	20,839
Methode Electronics, Inc.	400	9,316
Microchip Technology, Inc.	3,900	280,488
Micron Technology, Inc.(a)	19,100	606,043
Microsoft Corp.	151,475	15,385,316
MicroStrategy, Inc., Class A(a)	100	12,775
MINDBODY, Inc., Class A(a)	500	18,200
Mitek Systems, Inc.(a)	400	4,324
MKS Instruments, Inc.	1,000	64,610
MobileIron, Inc.(a)	700	3,213
Model N, Inc.(a)	300	3,969
Monolithic Power Systems, Inc.	700	81,375
Monotype Imaging Holdings, Inc.	500	7,760
Motorola Solutions, Inc.	2,800	322,112
MTS Systems Corp.	200	8,026
Nanometrics, Inc.(a)	300	8,199
National Instruments Corp.	1,700	77,146
NCR Corp.(a)	2,200	50,776
NetApp, Inc.	4,200	250,614
NETGEAR, Inc.(a)	400	20,812
NetScout Systems, Inc.(a)	1,000	23,630
New Relic, Inc.(a)	2,950	238,862
NIC, Inc.	700	8,736
Novanta, Inc.(a)	400	25,200
Nuance Communications, Inc.(a)	5,000	66,150
Nutanix, Inc., Class A(a)	10,900	453,331
NVE Corp.	100	8,754
NVIDIA Corp.	9,720	1,297,620
NXP Semiconductors N.V.	5,800	425,024
Okta, Inc.(a)	6,450	411,510
ON Semiconductor Corp.(a)	6,700	110,617
OneSpan, Inc.(a)	300	3,885
Oracle Corp.	42,200	1,905,330
OSI Systems, Inc.(a)	200	14,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Palo Alto Networks, Inc.(a)	4,250	800,487
Pandora Media, Inc.(a)	5,100	41,259
Park Electrochemical Corp.	200	3,614
Paychex, Inc.	5,400	351,810
Paycom Software, Inc.(a)	800	97,960
Paylocity Holding Corp.(a)	600	36,126
PayPal Holdings, Inc.(a)	19,700	1,656,573
PDF Solutions, Inc.(a)	300	2,529
Pegasystems, Inc.	800	38,264
Perficient, Inc.(a)	400	8,904
Perspecta, Inc.	2,600	44,772
Photronics, Inc.(a)	800	7,744
Plantronics, Inc.	400	13,240
Plexus Corp.(a)	400	20,432
Pluralsight, Inc., Class A(a)	800	18,840
Power Integrations, Inc.	300	18,294
Presidio, Inc.	400	5,220
Progress Software Corp.	500	17,745
Proofpoint, Inc.(a)	1,000	83,810
PROS Holdings, Inc.(a)	300	9,420
PTC, Inc.(a)	1,900	157,510
Pure Storage, Inc., Class A(a)	15,800	254,064
Q2 Holdings, Inc.(a)	800	39,640
QAD, Inc., Class A	100	3,933
Qorvo, Inc.(a)	2,000	121,460
QUALCOMM, Inc.	20,300	1,155,273
Qualys, Inc.(a)	700	52,318
Quantenna Communications, Inc.(a)	300	4,305
QuinStreet, Inc.(a)	400	6,492
Quotient Technology, Inc.(a)	900	9,612
Rambus, Inc.(a)	1,200	9,204
Rapid7, Inc.(a)	300	9,348
RealPage, Inc.(a)	1,100	53,009
Red Hat, Inc.(a)	7,345	1,290,076
RingCentral, Inc., Class A(a)	1,100	90,684
Rogers Corp.(a)	400	39,624
Rosetta Stone, Inc.(a)	200	3,280
Rudolph Technologies, Inc.(a)	400	8,188
Sabre Corp.	4,300	93,052
SailPoint Technologies Holding, Inc.(a)	1,000	23,490
salesforce.com, Inc.(a)	12,000	1,643,640
Sanmina Corp.(a)	800	19,248
ScanSource, Inc.(a)	300	10,314
Science Applications International Corp.	800	50,960
Semtech Corp.(a)	1,200	55,044
SendGrid, Inc.(a)	800	34,536
ServiceNow, Inc.(a)	3,600	640,980
ServiceSource International, Inc.(a)	900	972
Shutterstock, Inc.	200	7,202
Silicon Laboratories, Inc.(a)	800	63,048
Skyworks Solutions, Inc.	3,100	207,762
SMART Global Holdings, Inc.(a)	100	2,970
Splunk, Inc.(a)	8,600	901,710
SPS Commerce, Inc.(a)	200	16,476
Square, Inc., Class A(a)	4,900	274,841
SS&C Technologies Holdings, Inc.	3,600	162,396
Stamps.com, Inc.(a)	300	46,692
Stratasys Ltd.(a)	600	10,806
SunPower Corp.(a)	700	3,479
Switch, Inc., Class A	400	2,800
Sykes Enterprises, Inc.(a)	400	9,892
Symantec Corp.	10,700	202,177
Synaptics, Inc.(a)	400	14,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

SYNNEX Corp.	638	51,576
Synopsys, Inc.(a)	5,600	471,744
Tableau Software, Inc., Class A(a)	3,000	360,000
Take-Two Interactive Software, Inc.(a)	2,000	205,880
TE Connectivity Ltd.	3,561	269,318
Tech Data Corp.(a)	700	57,267
TechTarget, Inc.(a)	200	2,442
Teradata Corp.(a)	2,000	76,720
Teradyne, Inc.	3,400	106,692
Texas Instruments, Inc.	32,125	3,035,812
TiVo Corp.	1,400	13,174
Total System Services, Inc.	3,100	251,999
Trade Desk, Inc. (The), Class A(a)	600	69,636
Travelport Worldwide Ltd.	2,700	42,174
Trimble, Inc.(a)	4,000	131,640
TrueCar, Inc.(a)	800	7,248
TTEC Holdings, Inc.	200	5,714
TTM Technologies, Inc.(a)	1,100	10,703
Tucows, Inc., Class A(a)	100	6,006
Twilio, Inc., Class A(a)	1,300	116,090
Twitter, Inc.(a)	11,900	342,006
Tyler Technologies, Inc.(a)	600	111,492
Ubiquiti Networks, Inc.	300	29,823
Ultimate Software Group, Inc. (The)(a)	500	122,435
Ultra Clean Holdings, Inc.(a)	400	3,388
Unisys Corp.(a)	600	6,978
Universal Display Corp.	700	65,499
Upland Software, Inc.(a)	100	2,718
USA Technologies, Inc.(a)	600	2,334
Varonis Systems, Inc.(a)	400	21,160
Veeco Instruments, Inc.(a)	500	3,705
Verint Systems, Inc.(a)	1,200	50,772
VeriSign, Inc.(a)	1,700	252,093
Versum Materials, Inc.	2,000	55,440
ViaSat, Inc.(a)	1,000	58,950
Viavi Solutions, Inc.(a)	4,400	44,220
Virtusa Corp.(a)	300	12,777
Visa, Inc., Class A	29,300	3,865,842
Vishay Intertechnology, Inc.	2,300	41,423
Vishay Precision Group, Inc.(a)	100	3,023
VMware, Inc., Class A	1,200	164,556
Western Digital Corp.	4,700	173,759
Western Union Co. (The)	7,400	126,244
WEX, Inc.(a)	700	98,042
Workday, Inc., Class A(a)	6,100	974,048
Workiva, Inc.(a)	300	10,767
Worldpay, Inc., Class A(a)	5,100	389,793
Xerox Corp.	3,800	75,088
Xilinx, Inc.	4,300	366,231
Xperi Corp.	600	11,034
Yelp, Inc.(a)	1,500	52,485
Yext, Inc.(a)	1,200	17,820
Zebra Technologies Corp., Class A(a)	900	143,307
Zendesk, Inc.(a)	1,700	99,229
Zillow Group, Inc.(a)	1,900	60,002
Zillow Group, Inc., Class A(a)	1,000	31,430
Zix Corp.(a)	600	3,438
Zscaler, Inc.(a)	1,200	47,052
Zynga, Inc., Class A(a)	14,700	57,771
Total Information Technology		120,058,389
MATERIALS - 3.6%
AdvanSix, Inc.(a)	300	7,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Air Products & Chemicals, Inc.	3,600	576,180
AK Steel Holding Corp.(a)	3,600	8,100
Albemarle Corp.	1,700	131,019
Alcoa Corp.(a)	3,000	79,740
Allegheny Technologies, Inc.(a)	2,200	47,894
American Vanguard Corp.	300	4,557
AptarGroup, Inc.	11,926	1,121,879
Ardagh Group S.A.	200	2,216
Ashland Global Holdings, Inc.	1,200	85,152
Avery Dennison Corp.	1,400	125,762
Axalta Coating Systems Ltd.(a)	3,700	86,654
Balchem Corp.	700	54,845
Ball Corp.	5,800	266,684
Bemis Co., Inc.	1,500	68,850
Berry Global Group, Inc.(a)	2,400	114,072
Boise Cascade Co.	400	9,540
Cabot Corp.	1,100	47,234
Carpenter Technology Corp.	1,000	35,610
Celanese Corp., Series A	2,200	197,934
Century Aluminum Co.(a)	600	4,386
CF Industries Holdings, Inc.	3,700	160,987
Chase Corp.	100	10,005
Chemours Co. (The)	2,800	79,016
Clearwater Paper Corp.(a)	200	4,874
Cleveland-Cliffs, Inc.(a)	5,200	39,988
Coeur Mining, Inc.(a)	2,100	9,387
Commercial Metals Co.	2,300	36,846
Compass Minerals International, Inc.	400	16,676
Crown Holdings, Inc.(a)	2,400	99,768
Domtar Corp.	1,100	38,643
DowDuPont, Inc.	38,300	2,048,284
Eagle Materials, Inc.	700	42,721
Eastman Chemical Co.	2,500	182,775
Ecolab, Inc.	22,963	3,383,598
Ferro Corp.(a)	1,000	15,680
FMC Corp.	2,400	177,504
Freeport-McMoRan, Inc.	24,300	250,533
FutureFuel Corp.	300	4,758
GCP Applied Technologies, Inc.(a)	800	19,640
Gold Resource Corp.	600	2,400
Graphic Packaging Holding Co.	5,200	55,328
Greif, Inc., Class A	300	11,133
Greif, Inc., Class B	100	4,440
Hawkins, Inc.	100	4,095
Haynes International, Inc.	100	2,640
HB Fuller Co.	1,100	46,937
Hecla Mining Co.	5,304	12,518
Huntsman Corp.	3,600	69,444
Ingevity Corp.(a)	700	58,583
Innophos Holdings, Inc.	200	4,906
Innospec, Inc.	300	18,528
International Flavors & Fragrances, Inc.	4,590	616,299
International Paper Co.	7,000	282,520
Intrepid Potash, Inc.(a)	1,100	2,860
Kaiser Aluminum Corp.	200	17,858
Koppers Holdings, Inc.(a)	200	3,408
Kraton Corp.(a)	300	6,552
Kronos Worldwide, Inc.	300	3,456
Linde PLC	9,200	1,435,568
Louisiana-Pacific Corp.	2,700	59,994
LyondellBasell Industries N.V., Class A	5,400	449,064
Martin Marietta Materials, Inc.	1,000	171,870
Materion Corp.	200	8,998
Minerals Technologies, Inc.	800	41,072
Mosaic Co. (The)	6,100	178,181
Myers Industries, Inc.	300	4,533
Neenah, Inc.	200	11,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

NewMarket Corp.	160	65,934
Newmont Mining Corp.	8,800	304,920
Nucor Corp.	5,400	279,774
Olin Corp.	2,400	48,264
OMNOVA Solutions, Inc.(a)	500	3,665
Owens-Illinois, Inc.(a)	3,100	53,444
Packaging Corp. of America	1,700	141,882
PH Glatfelter Co.	500	4,880
Platform Specialty Products Corp.(a)	4,400	45,452
PolyOne Corp.	1,500	42,900
PPG Industries, Inc.	4,000	408,920
PQ Group Holdings, Inc.(a)	300	4,443
Quaker Chemical Corp.	200	35,542
Rayonier Advanced Materials, Inc.	600	6,390
Reliance Steel & Aluminum Co.	1,300	92,521
Royal Gold, Inc.	1,200	102,780
RPM International, Inc.	2,200	129,316
Schnitzer Steel Industries, Inc., Class A	300	6,465
Schweitzer-Mauduit International, Inc.	300	7,515
Scotts Miracle-Gro Co. (The)	800	49,168
Sealed Air Corp.	2,500	87,100
Sensient Technologies Corp.	800	44,680
Sherwin-Williams Co. (The)	8,195	3,224,405
Silgan Holdings, Inc.	1,700	40,154
Sonoco Products Co.	1,800	95,634
Southern Copper Corp.	1,200	36,924
Steel Dynamics, Inc.	3,500	105,140
Stepan Co.	400	29,600
Summit Materials, Inc., Class A(a)	1,300	16,120
SunCoke Energy, Inc.(a)	700	5,985
Tahoe Resources, Inc.(a)	3,600	13,140
TimkenSteel Corp.(a)	500	4,370
Tredegar Corp.	300	4,758
Trinseo S.A.	900	41,202
Tronox Ltd., Class A	1,000	7,780
UFP Technologies, Inc.(a)	100	3,004
United States Steel Corp.	2,500	45,600
US Concrete, Inc.(a)	200	7,056
Valvoline, Inc.	17,100	330,885
Verso Corp., Class A(a)	400	8,960
Vulcan Materials Co.	2,100	207,480
Warrior Met Coal, Inc.	400	9,644
Westlake Chemical Corp.	600	39,702
WestRock Co.	4,300	162,368
Worthington Industries, Inc.	500	17,420
WR Grace & Co.	1,100	71,401
Total Materials		19,776,949
REAL ESTATE - 3.4%
Acadia Realty Trust	1,600	38,016
Agree Realty Corp.	600	35,472
Alexander & Baldwin, Inc.	800	14,704
Alexander's, Inc.	50	15,237
Alexandria Real Estate Equities, Inc.	1,700	195,908
American Assets Trust, Inc.	500	20,085
American Campus Communities, Inc.	2,200	91,058
American Homes 4 Rent, Class A	4,000	79,400
American Tower Corp.	7,300	1,154,787
Americold Realty Trust	1,800	45,972
Apartment Investment & Management Co., Class A	2,700	118,476
Apple Hospitality REIT, Inc.	3,600	51,336
Armada Hoffler Properties, Inc.	500	7,030
Ashford Hospitality Trust, Inc.	900	3,600
AvalonBay Communities, Inc.	2,300	400,315
Boston Properties, Inc.	2,500	281,375
Braemar Hotels & Resorts, Inc.	300	2,679
Brandywine Realty Trust	3,300	42,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Brixmor Property Group, Inc.	5,000	73,450
Brookfield Property REIT, Inc., Class A	3,496	56,286
Camden Property Trust	1,400	123,270
CareTrust REIT, Inc.	900	16,614
CatchMark Timber Trust, Inc., Class A	500	3,550
CBL & Associates Properties, Inc.	1,900	3,648
CBRE Group, Inc., Class A(a)	5,500	220,220
Cedar Realty Trust, Inc.	1,000	3,140
Chatham Lodging Trust	500	8,840
Chesapeake Lodging Trust	700	17,045
City Office REIT, Inc.	400	4,100
Colony Capital, Inc.	10,300	48,204
Columbia Property Trust, Inc.	2,300	44,505
Community Healthcare Trust, Inc.	200	5,766
CoreCivic, Inc.	2,300	41,009
CorEnergy Infrastructure Trust, Inc.	100	3,308
CorePoint Lodging, Inc.	450	5,513
CoreSite Realty Corp.	600	52,338
Corporate Office Properties Trust	1,800	37,854
Cousins Properties, Inc.	7,100	56,090
Crown Castle International Corp.	6,800	738,684
CubeSmart	2,900	83,201
Cushman & Wakefield PLC(a)	1,500	21,705
CyrusOne, Inc.	1,700	89,896
DiamondRock Hospitality Co.	4,200	38,136
Digital Realty Trust, Inc.	3,400	362,270
Douglas Emmett, Inc.	3,000	102,390
Duke Realty Corp.	5,700	147,630
Easterly Government Properties, Inc.	500	7,840
EastGroup Properties, Inc.	700	64,211
Empire State Realty Trust, Inc., Class A	2,800	39,844
EPR Properties	1,100	70,433
Equinix, Inc.	1,340	472,430
Equity Commonwealth	73,547	2,207,145
Equity LifeStyle Properties, Inc.	1,500	145,695
Equity Residential	6,000	396,060
Essex Property Trust, Inc.	1,100	269,731
Extra Space Storage, Inc.	2,100	190,008
Farmland Partners, Inc.	400	1,816
Federal Realty Investment Trust	1,200	141,648
First Industrial Realty Trust, Inc.	2,200	63,492
Four Corners Property Trust, Inc.	1,600	41,920
Franklin Street Properties Corp.	1,200	7,476
Front Yard Residential Corp.	600	5,238
FRP Holdings, Inc.(a)	100	4,601
Gaming and Leisure Properties, Inc.	3,400	109,854
GEO Group, Inc. (The)	2,300	45,310
Getty Realty Corp.	400	11,764
Gladstone Commercial Corp.	300	5,376
Global Net Lease, Inc.	800	14,096
Government Properties Income Trust	1,100	7,557
HCP, Inc.	8,100	226,233
Healthcare Realty Trust, Inc.	10,930	310,849
Healthcare Trust of America, Inc., Class A	3,800	96,178
Hersha Hospitality Trust	400	7,016
HFF, Inc., Class A	400	13,264
Highwoods Properties, Inc.	1,700	65,773
Hospitality Properties Trust	2,700	64,476
Host Hotels & Resorts, Inc.	12,600	210,042
Howard Hughes Corp. (The)(a)	700	68,334
Hudson Pacific Properties, Inc.	2,400	69,744
Independence Realty Trust, Inc.	1,000	9,180
Industrial Logistics Properties Trust	1,155	22,714
InfraREIT, Inc.(a)	500	10,510
Investors Real Estate Trust	140	6,870
Invitation Homes, Inc.	5,000	100,400
Iron Mountain, Inc.	4,500	145,845
iStar, Inc.	800	7,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

JBG SMITH Properties	1,500	52,215
Jernigan Capital, Inc.	200	3,964
Jones Lang LaSalle, Inc.	800	101,280
Kennedy-Wilson Holdings, Inc.	2,500	45,425
Kilroy Realty Corp.	1,600	100,608
Kimco Realty Corp.	6,300	92,295
Kite Realty Group Trust	900	12,681
Lamar Advertising Co., Class A	1,300	89,934
Lexington Realty Trust	2,500	20,525
Liberty Property Trust	2,700	113,076
Life Storage, Inc.	700	65,093
LTC Properties, Inc.	500	20,840
Macerich Co. (The)	2,300	99,544
Mack-Cali Realty Corp.	2,000	39,180
Marcus & Millichap, Inc.(a)	200	6,866
MedEquities Realty Trust, Inc.	300	2,052
Medical Properties Trust, Inc.	6,000	96,480
Mid-America Apartment Communities, Inc.	1,800	172,260
Monmouth Real Estate Investment Corp.	900	11,160
National Health Investors, Inc.	800	60,432
National Retail Properties, Inc.	2,800	135,828
National Storage Affiliates Trust	600	15,876
New Senior Investment Group, Inc.	900	3,708
Newmark Group, Inc., Class A	2,016	16,168
NexPoint Residential Trust, Inc.	200	7,010
NorthStar Realty Europe Corp.	600	8,724
Omega Healthcare Investors, Inc.	3,300	115,995
One Liberty Properties, Inc.	200	4,844
Outfront Media, Inc.	2,700	48,924
Paramount Group, Inc.	3,900	48,984
Park Hotels & Resorts, Inc.	3,700	96,126
Pebblebrook Hotel Trust	2,569	72,728
Pennsylvania Real Estate Investment Trust	800	4,752
Physicians Realty Trust	3,400	54,502
Piedmont Office Realty Trust, Inc., Class A	2,700	46,008
PotlatchDeltic Corp.	1,281	40,531
Preferred Apartment Communities, Inc., Class A	400	5,624
Prologis, Inc.	10,330	606,578
PS Business Parks, Inc.	400	52,400
Public Storage	2,500	506,025
QTS Realty Trust, Inc., Class A	1,100	40,755
Rayonier, Inc.	2,100	58,149
RE/MAX Holdings, Inc., Class A	200	6,150
Realogy Holdings Corp.	2,600	38,168
Realty Income Corp.	5,000	315,200
Redfin Corp.(a)	700	10,080
Regency Centers Corp.	2,600	152,568
Retail Opportunity Investments Corp.	2,500	39,700
Retail Properties of America, Inc., Class A	4,400	47,740
Retail Value, Inc.	240	6,142
Rexford Industrial Realty, Inc.	1,600	47,152
RLJ Lodging Trust	2,900	47,560
RMR Group, Inc. (The), Class A	100	5,308
RPT Realty	900	10,755
Ryman Hospitality Properties, Inc.	800	53,352
Sabra Health Care REIT, Inc.	3,100	51,088
Saul Centers, Inc.	100	4,722
SBA Communications Corp.(a)	1,900	307,591
Select Income REIT	1,900	13,984
Senior Housing Properties Trust	4,000	46,880
Seritage Growth Properties	300	9,699
Simon Property Group, Inc.	5,100	856,749
SITE Centers Corp.	2,400	26,568
SL Green Realty Corp.	1,500	118,620
Spirit MTA REIT	530	3,779
Spirit Realty Capital, Inc.	1,720	60,630
St Joe Co. (The)(a)	500	6,585
STAG Industrial, Inc.	1,900	47,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

STORE Capital Corp.	2,900	82,099
Stratus Properties, Inc.(a)	100	2,398
Summit Hotel Properties, Inc.	1,200	11,676
Sun Communities, Inc.	1,400	142,394
Sunstone Hotel Investors, Inc.	4,200	54,642
Tanger Factory Outlet Centers, Inc.	2,000	40,440
Taubman Centers, Inc.	1,000	45,490
Tejon Ranch Co.(a)	200	3,316
Terreno Realty Corp.	1,200	42,204
Tier REIT, Inc.	500	10,315
UDR, Inc.	4,300	170,366
UMH Properties, Inc.	400	4,736
Uniti Group, Inc.(a)	3,100	48,267
Universal Health Realty Income Trust	100	6,137
Urban Edge Properties	2,200	36,564
Urstadt Biddle Properties, Inc., Class A	300	5,766
Ventas, Inc.	6,000	351,540
VEREIT, Inc.	17,600	125,840
VICI Properties, Inc.	6,300	118,314
Vornado Realty Trust	3,000	186,090
Washington Prime Group, Inc.	2,100	10,206
Washington Real Estate Investment Trust	1,800	41,400
Weingarten Realty Investors	2,300	57,063
Welltower, Inc.	6,200	430,342
Weyerhaeuser Co.	12,800	279,808
Whitestone REIT	400	4,904
WP Carey, Inc.	2,700	176,418
Xenia Hotels & Resorts, Inc.	2,200	37,840
Total Real Estate		18,821,658
UTILITIES - 3.0%
AES Corp.	11,700	169,182
ALLETE, Inc.	900	68,598
Alliant Energy Corp.	4,000	169,000
Ameren Corp.	4,000	260,920
American Electric Power Co., Inc.	8,200	612,868
American States Water Co.	700	46,928
American Water Works Co., Inc.	3,100	281,387
Aqua America, Inc.	11,734	401,186
Artesian Resources Corp., Class A	100	3,487
Atlantic Power Corp.(a)	1,300	2,821
Atmos Energy Corp.	1,800	166,896
Avangrid, Inc.	1,200	60,108
Avista Corp.	1,100	46,728
Black Hills Corp.	1,000	62,780
California Water Service Group	1,000	47,660
CenterPoint Energy, Inc.	8,600	242,778
Chesapeake Utilities Corp.	200	16,260
Clearway Energy, Inc.	700	12,075
Clearway Energy, Inc., Class A	400	6,768
CMS Energy Corp.	4,800	238,320
Connecticut Water Service, Inc.	12,163	813,340
Consolidated Edison, Inc.	5,200	397,592
Dominion Energy, Inc.	10,700	764,622
DTE Energy Co.	3,100	341,930
Duke Energy Corp.	11,900	1,026,970
Edison International	5,300	300,881
El Paso Electric Co.	900	45,117
Entergy Corp.	2,900	249,603
Evergy, Inc.	4,594	260,801
Eversource Energy	5,300	344,712
Exelon Corp.	15,900	717,090
FirstEnergy Corp.	8,300	311,665
Hawaiian Electric Industries, Inc.	1,900	69,578
IDACORP, Inc.	900	83,754
MDU Resources Group, Inc.	3,600	85,824
MGE Energy, Inc.	700	41,972
Middlesex Water Co.	200	10,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

National Fuel Gas Co.	1,300	66,534
New Jersey Resources Corp.	1,600	73,072
NextEra Energy, Inc.	7,900	1,373,178
NiSource, Inc.	6,000	152,100
Northwest Natural Holding Co.	600	36,276
NorthWestern Corp.	1,000	59,440
NRG Energy, Inc.	4,800	190,080
OGE Energy Corp.	3,300	129,327
ONE Gas, Inc.	1,000	79,600
Ormat Technologies, Inc.	500	26,150
Otter Tail Corp.	500	24,820
Pattern Energy Group, Inc., Class A	900	16,758
PG&E Corp.(a)	9,000	213,750
Pinnacle West Capital Corp.	1,800	153,360
PNM Resources, Inc.	1,400	57,526
Portland General Electric Co.	1,600	73,360
PPL Corp.	11,800	334,294
Public Service Enterprise Group, Inc.	8,400	437,220
SCANA Corp.	2,600	124,228
Sempra Energy	4,500	486,855
SJW Group	30,455	1,693,907
South Jersey Industries, Inc.	1,500	41,700
Southern Co. (The)	17,200	755,424
Southwest Gas Holdings, Inc.	700	53,550
Spire, Inc.	700	51,856
TerraForm Power, Inc., Class A	500	5,610
UGI Corp.	3,100	165,385
Unitil Corp.	200	10,128
Vectren Corp.	1,300	93,574
Vistra Energy Corp.(a)	7,000	160,230
WEC Energy Group, Inc.	5,200	360,152
Xcel Energy, Inc.	8,500	418,795
York Water Co. (The)	100	3,206
Total Utilities		16,704,316
TOTAL COMMON STOCKS (Cost: $583,511,119)		533,461,111
RIGHTS - 0.0% (b)
MATERIALS - 0.0% (b)
A. Schulman, Inc.(a) (Cost $573)	300	600
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.16%(c)	14,168,479	14,168,479
(Cost: $14,168,479)
TOTAL INVESTMENTS - 99.9% (Cost: $597,680,171)		547,630,190
OTHER ASSETS AND LIABILITIES, NET - 0.1%		578,566
NET ASSETS - 100.0%		$548,208,756

(a)	Non-income producing.
(b)	Amount is less than 0.05%.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
December 31, 2018

Futures contracts open at December 31, 2018:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 0.9%
E-Mini Russell 2000 Index	Long	250	03/15/2019	$337,250	$(20,939)
E-Mini S&P 500 Index	Long	1,550	03/15/2019	3,883,060	(179,528)
E-Mini S&P MidCap 400 Index	Long	300	03/15/2019	498,660	(29,202)
Total					(229,669)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018.

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

(consolidated)	Level 1	Level 2	Level 3	Total
Common Stocks	$533,461,111	$—	$—	$533,461,111
Rights	—	600	—	600
Money Market Fund	14,168,479	—	—	14,168,479
Total	$547,629,590	$600	$—	$547,630,190
Unrealized Depreciation on Futures Contracts	(229,669)	—	—	(229,669)
Total - Net Investments	$547,399,921	$600	$—	$547,400,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 95.1%
AUSTRALIA - 2.1%
AGL Energy Ltd.	4,003	$58,132
Alumina Ltd.	13,103	21,224
Amcor Ltd.	6,982	65,194
AMP Ltd.	15,622	26,968
APA Group	7,343	43,986
Aristocrat Leisure Ltd.	3,452	53,139
ASX Ltd.	1,199	50,664
Aurizon Holdings Ltd.	10,783	32,532
AusNet Services	9,965	10,921
Australia & New Zealand Banking Group Ltd.	19,783	341,824
Bank of Queensland Ltd.	2,184	14,928
Bendigo & Adelaide Bank Ltd.	2,581	19,610
BHP Billiton Ltd.	21,188	512,136
BlueScope Steel Ltd.	2,992	23,081
Boral Ltd.	6,275	21,837
Brambles Ltd.	9,688	69,314
Caltex Australia Ltd.	1,396	25,046
Challenger Ltd.	3,105	20,759
CIMIC Group Ltd.	521	15,932
Coca-Cola Amatil Ltd.	2,907	16,766
Cochlear Ltd.	409	50,114
Coles Group Ltd.(a)	7,367	60,918
Commonwealth Bank of Australia	12,027	613,469
Computershare Ltd.	2,473	29,971
Crown Resorts Ltd.	2,028	16,949
CSL Ltd.	3,004	392,376
Dexus	7,243	54,211
Domino's Pizza Enterprises Ltd.	328	9,396
Flight Centre Travel Group Ltd.	298	9,012
Fortescue Metals Group Ltd.	8,334	24,575
Goodman Group	11,840	88,692
GPT Group (The)	13,808	51,960
GWA Group Ltd.	373,802	732,431
Harvey Norman Holdings Ltd.	2,981	6,635
Incitec Pivot Ltd.	9,031	20,875
Insurance Australia Group Ltd.	15,628	77,081
LendLease Group	3,640	29,820
Macquarie Group Ltd.	2,122	162,537
Medibank Pvt Ltd.	14,742	26,689
Mirvac Group	19,864	31,372
MMG Ltd.(a)	12,000	5,155
National Australia Bank Ltd.	18,849	319,855
Newcrest Mining Ltd.	4,631	71,174
Oil Search Ltd.	9,726	48,990
Orica Ltd.	2,018	24,528
Origin Energy Ltd.(a)	10,560	48,171
QBE Insurance Group Ltd.	8,376	59,642
Ramsay Health Care Ltd.	757	30,792
REA Group Ltd.	282	14,713
Santos Ltd.	10,035	38,701
Scentre Group	36,414	100,108
SEEK Ltd.	1,783	21,271
Sonic Healthcare Ltd.	2,149	33,525
South32 Ltd.	30,854	73,396
Stockland	13,031	32,327
Suncorp Group Ltd.	9,462	84,210
Sydney Airport	5,905	28,000
Tabcorp Holdings Ltd.	10,222	30,903
Telstra Corp. Ltd.	25,811	51,799
TPG Telecom Ltd.	1,984	9,000
Transurban Group	17,714	145,388
Treasury Wine Estates Ltd.	5,072	52,890
Vicinity Centres	17,616	32,279
Washington H. Soul Pattinson & Co., Ltd.	706	12,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Wesfarmers Ltd.	7,367	167,368
Westpac Banking Corp.	23,573	416,532
Woodside Petroleum Ltd.	6,116	134,720
Woolworths Group Ltd.	8,653	179,498
WorleyParsons Ltd.	2,877	23,108
Total Australia		6,223,500
AUSTRIA - 0.3%
ANDRITZ AG	390	17,911
Erste Group Bank AG(a)	24,079	798,401
OMV AG	1,123	49,045
Raiffeisen Bank International AG	792	20,209
Verbund AG	446	19,094
voestalpine AG	614	18,312
Total Austria		922,972
BELGIUM - 0.7%
Ageas	1,180	53,118
Anheuser-Busch InBev S.A.	24,609	1,621,216
Colruyt S.A.	453	32,309
Groupe Bruxelles Lambert S.A.	512	44,617
KBC Group N.V.	1,726	111,049
Proximus SADP	1,106	29,927
Solvay S.A.	464	46,401
Telenet Group Holding N.V.	432	20,093
UCB S.A.	791	64,606
Umicore S.A.	1,285	51,278
Total Belgium		2,074,614
BRAZIL - 1.3%
Ambev S.A.	31,900	126,406
Atacadao Distribuicao Comercio e Industria Ltda	3,700	17,261
B2W Cia Digital(a)	1,200	12,968
B3 S.A. - Brasil Bolsa Balcao	13,100	90,513
Banco Bradesco S.A.	6,800	59,270
Banco do Brasil S.A.	5,900	70,631
Banco Santander Brasil S.A., (Unit)	3,200	35,190
BB Seguridade Participacoes S.A.	131,300	934,769
BR Malls Participacoes S.A.	7,300	24,592
BRF S.A.(a)	5,200	29,383
CCR S.A.	9,200	26,534
Centrais Eletricas Brasileiras S.A.(a)	2,900	18,070
Cia de Saneamento Basico do Estado de Sao Paulo	83,600	678,405
Cia Siderurgica Nacional S.A.(a)	6,300	14,323
Cielo S.A.	256,000	586,755
Cosan S.A. Industria e Comercio	1,600	13,816
Embraer S.A.	4,800	26,834
Engie Brasil Energia S.A.	2,000	17,012
Equatorial Energia S.A.	1,300	24,970
Fibria Celulose S.A.	1,800	31,395
Hypera S.A.	2,900	22,583
IRB Brasil Resseguros S/A	1,800	38,761
JBS S.A.	9,400	28,080
Klabin S.A., (Unit)	5,200	21,298
Kroton Educacional S.A.	10,400	23,759
Localiza Rent a Car S.A.	3,900	29,842
Lojas Renner S.A.	5,000	54,548
M Dias Branco S.A.	1,200	13,252
Magazine Luiza S.A.	900	41,949
Multiplan Empreendimentos Imobiliarios S.A.	2,700	16,918
Natura Cosmeticos S.A.	2,400	27,852
Petrobras Distribuidora S.A.	4,000	26,487
Petroleo Brasileiro S.A.	21,000	137,242
Porto Seguro S.A.	1,100	14,809
Raia Drogasil S.A.	1,700	25,040
Rumo S.A.(a)	8,100	35,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Sul America S.A., (Unit)	2,400	17,689
Suzano Papel e Celulose S.A.	3,100	30,489
TIM Participacoes S.A.	6,800	20,772
Ultrapar Participacoes S.A.	2,600	35,641
Vale S.A.	21,900	287,093
WEG S.A.	6,900	31,197
Total Brazil		3,819,864
BRITAIN - 12.9%
3i Group PLC	7,248	71,518
Admiral Group PLC	1,976	51,561
AG Barr PLC	67,015	673,943
Anglo American PLC	7,449	166,565
Aon PLC	13,000	1,889,680
Ashtead Group PLC	3,600	75,094
Associated British Foods PLC	2,638	68,756
AstraZeneca PLC	8,622	643,597
Auto Trader Group PLC	8,746	50,756
Aviva PLC	27,718	132,658
Babcock International Group PLC	3,653	22,785
BAE Systems PLC	22,644	132,441
Barclays PLC	119,151	227,968
Barratt Developments PLC	7,428	43,816
Berkeley Group Holdings PLC	952	42,224
BHP Group PLC	83,003	1,753,937
Bloomsbury Publishing PLC	276,306	711,403
BP PLC	135,620	857,347
British American Tobacco PLC	15,648	497,904
British Land Co. PLC (The)	6,675	45,392
BT Group PLC	59,112	179,736
Bunzl PLC	2,497	75,406
Burberry Group PLC	3,096	67,985
Centrica PLC	39,191	67,603
Close Brothers Group PLC	41,000	752,435
CNH Industrial N.V.	7,597	68,641
Coca-Cola European Partners PLC	20,900	958,265
Compass Group PLC	152,222	3,203,484
ConvaTec Group PLC	12,384	21,936
Croda International PLC	938	56,018
Dart Group PLC	71,139	700,808
Diageo PLC	42,338	1,512,923
Direct Line Insurance Group PLC	10,458	42,511
easyJet PLC	1,415	19,939
Experian PLC	50,437	1,222,689
Fiat Chrysler Automobiles N.V.(a)	7,724	111,367
G4S PLC	13,305	33,586
Genus PLC	27,320	747,281
GlaxoSmithKline PLC	33,778	643,742
Gooch & Housego PLC	35,564	540,559
Hammerson PLC	6,239	26,266
Hargreaves Lansdown PLC	1,996	47,076
Howden Joinery Group PLC	107,488	596,397
HSBC Holdings PLC	135,593	1,118,606
Imperial Brands PLC	6,675	202,598
Informa PLC	121,003	971,258
InterContinental Hotels Group PLC	1,347	72,863
International Consolidated Airlines Group S.A.	4,789	37,966
Intertek Group PLC	1,203	73,627
ITV PLC	26,054	41,469
J Sainsbury PLC	13,793	46,627
John Wood Group PLC	5,328	34,280
Johnson Matthey PLC	1,499	53,523
Kingfisher PLC	15,327	40,299
Land Securities Group PLC	5,213	53,526
Legal & General Group PLC	42,350	124,779
Lloyds Banking Group PLC	491,051	323,691
London Stock Exchange Group PLC	2,251	116,783
Marks & Spencer Group PLC	12,304	38,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Meggitt PLC	6,155	36,973
Melrose Industries PLC	36,168	75,559
Merlin Entertainments PLC	7,920	32,080
Micro Focus International PLC	3,170	55,534
Mondi PLC	2,797	58,255
National Grid PLC	23,511	230,016
Next PLC	1,054	53,666
Pearson PLC	5,491	65,782
Persimmon PLC	2,379	58,585
Porvair PLC	130,311	687,620
Prudential PLC	137,401	2,453,494
Reckitt Benckiser Group PLC	14,206	1,087,843
RELX PLC	93,840	1,935,017
RELX PLC(a)	6,107	125,653
Rio Tinto Ltd.	2,753	152,368
Rio Tinto PLC	8,049	385,486
Rolls-Royce Holdings PLC(a)	11,978	126,188
Royal Bank of Scotland Group PLC	35,040	97,203
Royal Mail PLC	6,994	24,275
RSA Insurance Group PLC	124,967	820,128
Sage Group PLC (The)	7,541	57,835
Schroders PLC	988	30,770
Segro PLC	7,169	53,819
Severn Trent PLC	1,822	42,235
Smith & Nephew PLC	6,270	117,366
Smiths Group PLC	2,778	48,362
SSE PLC	7,339	101,348
St James's Place PLC	3,772	45,429
Stallergenes Greer PLC(a)	18,704	605,682
Standard Chartered PLC	19,776	153,692
Standard Life Aberdeen PLC	17,954	58,788
SThree PLC	161,150	588,476
Taylor Wimpey PLC	23,658	41,138
Tesco PLC	68,835	166,936
Unilever N.V.	28,016	1,517,690
Unilever PLC	38,991	2,047,136
United Utilities Group PLC	5,067	47,642
Vodafone Group PLC	184,016	357,780
Weir Group PLC (The)	1,817	30,088
Whitbread PLC	1,271	74,222
Wm Morrison Supermarkets PLC	16,546	44,981
WPP PLC	9,164	99,732
Total Britain		38,099,355
CANADA - 5.9%
Agnico Eagle Mines Ltd.	1,700	68,613
Alimentation Couche-Tard, Inc., Class B	3,100	154,205
AltaGas Ltd.	2,400	24,436
ARC Resources Ltd.	3,300	19,579
Atco Ltd., Class I	1,100	31,110
Aurora Cannabis, Inc.(a)	5,000	24,831
Bank of Montreal	4,400	287,457
Bank of Nova Scotia (The)	8,500	423,692
Barrick Gold Corp.	8,400	113,399
BCE, Inc.	1,200	47,404
BlackBerry Ltd.(a)	4,300	30,584
Bombardier, Inc., Class B(a)	18,100	26,914
Brookfield Asset Management, Inc., Class A	29,300	1,122,895
CAE, Inc.	2,300	42,270
Cameco Corp.	38,200	433,150
Canadian Imperial Bank of Commerce	3,100	230,888
Canadian National Railway Co.	15,800	1,170,186
Canadian Natural Resources Ltd.	8,500	205,091
Canadian Pacific Railway Ltd.	1,000	177,439
Canadian Tire Corp. Ltd., Class A	500	52,278
Canadian Utilities Ltd., Class A	1,000	22,942
Canopy Growth Corp.(a)	1,600	42,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

CCL Industries, Inc., Class B	1,200	44,002
Cenovus Energy, Inc.	7,900	55,552
CGI Group, Inc., Class A(a)	1,800	110,094
CI Financial Corp.	1,900	24,049
Constellation Software, Inc.	100	64,010
Dollarama, Inc.	2,400	57,082
Emera, Inc.	900	28,815
Empire Co., Ltd.	1,900	40,124
Enbridge, Inc.	12,500	388,313
Encana Corp.	7,500	43,290
Fairfax Financial Holdings Ltd.	200	88,043
Finning International, Inc.	1,500	26,150
First Capital Realty, Inc.	2,000	27,615
First Quantum Minerals Ltd.	5,400	43,668
Fortis, Inc.	3,100	103,341
Franco-Nevada Corp.	1,300	91,158
George Weston Ltd.	562	37,070
Gildan Activewear, Inc.	1,500	45,532
Goldcorp, Inc.	6,600	64,637
Great-West Lifeco, Inc.	2,300	47,476
H&R Real Estate Investment Trust	1,600	24,202
Heroux-Devtek, Inc.(a)	73,226	693,534
Husky Energy, Inc.	2,900	29,973
Hydro One Ltd.	2,800	41,532
IGM Financial, Inc.	700	15,910
Imperial Oil Ltd.	2,100	53,208
Industrial Alliance Insurance & Financial Services, Inc.	800	25,532
Intact Financial Corp.	1,100	79,922
Inter Pipeline Ltd.	3,000	42,499
Keyera Corp.	1,700	32,140
Kinross Gold Corp.(a)	10,700	34,486
Laurentian Bank of Canada	19,969	556,856
Loblaw Cos. Ltd.	1,400	62,668
Lundin Mining Corp.	5,000	20,656
Magna International, Inc.	2,300	104,403
Manulife Financial Corp.	13,900	197,219
Methanex Corp.	500	24,048
Metro, Inc.	1,900	65,885
National Bank of Canada	31,000	1,272,744
Nutrien Ltd.	4,200	197,263
Onex Corp.	800	43,569
Open Text Corp.	1,900	61,932
Pembina Pipeline Corp.	3,600	106,824
Power Corp. of Canada	2,700	48,514
Power Financial Corp.	2,000	37,841
PrairieSky Royalty Ltd.	2,100	27,181
Restaurant Brands International, Inc.	1,700	88,810
RioCan Real Estate Investment Trust	1,200	20,920
Rogers Communications, Inc., Class B	42,700	2,188,172
Royal Bank of Canada	9,800	670,753
Saputo, Inc.	1,700	48,801
Seven Generations Energy Ltd., Class A(a)	2,700	22,032
Shaw Communications, Inc., Class B	3,400	61,540
ShawCor Ltd.	35,394	429,851
Shopify, Inc., Class A(a)	600	82,972
SmartCentres Real Estate Investment Trust	600	13,550
SNC-Lavalin Group, Inc.	1,500	50,454
Stars Group, Inc. (The)(a)	1,600	26,417
Sun Life Financial, Inc.	4,300	142,651
Suncor Energy, Inc.	76,900	2,147,815
Teck Resources Ltd., Class B	3,800	81,806
TELUS Corp.	1,600	53,032
Thomson Reuters Corp.	1,530	73,889
Toronto-Dominion Bank (The)	12,500	621,337
Tourmaline Oil Corp.	2,000	24,875
TransCanada Corp.	6,300	224,967
Turquoise Hill Resources Ltd.(a)	11,400	18,788
Vermilion Energy, Inc.	1,100	23,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

West Fraser Timber Co., Ltd.	500	24,700
Wheaton Precious Metals Corp.	3,400	66,371
WSP Global, Inc.	800	34,380
Total Canada		17,324,887
CHILE - 0.1%
Aguas Andinas S.A., Class A	13,997	7,674
Antofagasta PLC	3,095	30,955
Banco de Chile	136,055	19,426
Banco de Credito e Inversiones S.A.	254	16,492
Banco Santander Chile	353,053	26,199
Cencosud S.A.	7,663	13,802
Cia Cervecerias Unidas S.A.	791	10,279
Colbun S.A.	42,241	8,565
Empresa Nacional de Telecomunicaciones S.A.	808	6,304
Empresas CMPC S.A.	6,691	21,236
Empresas COPEC S.A.	3,110	37,421
Enel Americas S.A.	153,768	27,089
Enel Chile S.A.	150,167	14,465
Itau CorpBanca	822,850	7,704
Latam Airlines Group S.A.	1,623	16,203
SACI Falabella	4,034	29,480
Total Chile		293,294
CHINA - 5.0%
3SBio, Inc.	5,500	7,031
51job, Inc., ADR(a)	200	12,488
58.com, Inc., ADR(a)	15,100	818,571
AAC Technologies Holdings, Inc.	4,000	23,083
Agile Group Holdings Ltd.	8,000	9,438
Agricultural Bank of China Ltd., Class H	227,000	99,425
Air China Ltd., Class H	10,000	8,655
Alibaba Group Holding Ltd., ADR(a)	8,800	1,206,216
Aluminum Corp. of China Ltd., Class H(a)	22,000	7,040
Angang Steel Co., Ltd., Class H	12,000	8,278
Anhui Conch Cement Co., Ltd., Class H	9,000	43,522
ANTA Sports Products Ltd.	6,000	28,724
Autohome, Inc., ADR	500	39,115
AviChina Industry & Technology Co., Ltd., Class H	11,000	6,910
BAIC Motor Corp. Ltd., Class H	9,000	4,761
Baidu, Inc., ADR(a)	1,900	301,340
Bank of China Ltd., Class H	552,000	237,969
Bank of Communications Co., Ltd., Class H	76,000	59,343
Baozun, Inc., ADR(a)	300	8,763
BBMG Corp., Class H	28,000	8,817
BeiGene Ltd., ADR(a)	200	28,052
Beijing Capital International Airport Co., Ltd., Class H	10,000	10,613
BYD Co., Ltd., Class H	3,500	22,419
BYD Electronic International Co., Ltd.	3,500	4,394
CGN Power Co., Ltd., Class H	57,000	13,533
China Cinda Asset Management Co., Ltd., Class H	47,000	11,392
China CITIC Bank Corp. Ltd., Class H	48,000	29,121
China Coal Energy Co., Ltd., Class H	25,000	9,835
China Communications Construction Co., Ltd., Class H	24,000	22,628
China Communications Services Corp. Ltd., Class H	12,000	9,950
China Conch Venture Holdings Ltd.	8,500	25,309
China Construction Bank Corp., Class H	658,000	538,805
China Eastern Airlines Corp. Ltd., Class H	14,000	7,765
China Everbright Bank Co., Ltd., Class H	14,000	6,067
China Evergrande Group	18,000	53,775
China Galaxy Securities Co., Ltd., Class H	18,000	8,130
China Huarong Asset Management Co., Ltd., Class H	54,000	9,857
China International Capital Corp. Ltd., Class H	7,600	14,232
China Life Insurance Co., Ltd., Class H	51,000	107,852
China Literature Ltd.(a)	800	3,708
China Longyuan Power Group Corp. Ltd., Class H	17,000	11,605
China Medical System Holdings Ltd.	7,000	6,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

China Merchants Bank Co., Ltd., Class H	26,500	96,773
China Minsheng Banking Corp. Ltd., Class H	35,400	24,416
China Molybdenum Co., Ltd., Class H	21,000	7,733
China National Building Material Co., Ltd., Class H	20,000	13,685
China Oilfield Services Ltd., Class H	10,000	8,606
China Pacific Insurance Group Co., Ltd., Class H	18,800	60,752
China Petroleum & Chemical Corp., Class H	170,000	121,178
China Railway Construction Corp. Ltd., Class H	10,500	14,584
China Railway Group Ltd., Class H	21,000	19,135
China Railway Signal & Communication Corp. Ltd., Class H	16,000	11,207
China Reinsurance Group Corp., Class H	59,000	12,054
China Resources Pharmaceutical Group Ltd.	10,000	13,024
China Shenhua Energy Co., Ltd., Class H	24,000	52,343
China Southern Airlines Co., Ltd., Class H	10,000	6,132
China Telecom Corp. Ltd., Class H	106,000	54,311
China Tower Corp. Ltd., Class H(a)	258,000	48,788
China Vanke Co., Ltd., Class H	6,300	21,336
China Zhongwang Holdings Ltd.	20,000	8,856
Chongqing Rural Commercial Bank Co., Ltd., Class H	13,000	6,967
CIFI Holdings Group Co., Ltd.	18,000	9,541
CITIC Securities Co., Ltd., Class H	12,000	20,671
CNOOC Ltd.	117,000	180,218
COSCO SHIPPING Holdings Co., Ltd., Class H(a)	13,000	4,882
Country Garden Holdings Co., Ltd.	55,000	66,787
Country Garden Services Holdings Co., Ltd.(a)	9,000	14,249
CRRC Corp. Ltd.	22,000	21,455
CSPC Pharmaceutical Group Ltd.	34,000	48,806
Ctrip.com International Ltd., ADR(a)	2,700	73,062
Dali Foods Group Co., Ltd.	10,000	7,378
Datang International Power Generation Co., Ltd., Class H	36,000	8,467
Dongfeng Motor Group Co., Ltd., Class H	14,000	12,724
ENN Energy Holdings Ltd.	6,000	53,327
Fosun International Ltd.	14,000	20,403
Future Land Development Holdings Ltd.	8,000	5,468
Fuyao Glass Industry Group Co., Ltd., Class H	2,800	8,965
GDS Holdings Ltd., ADR(a)	400	9,236
Geely Automobile Holdings Ltd.	35,000	61,725
Genscript Biotech Corp.(a)	6,000	8,032
GF Securities Co., Ltd., Class H	7,200	9,750
GOME Retail Holdings Ltd.(a)	58,000	4,809
Great Wall Motor Co., Ltd., Class H	16,500	9,486
Greatview Aseptic Packaging Co., Ltd.	1,282,000	698,522
Greentown China Holdings Ltd.	9,000	6,768
Guangzhou Automobile Group Co., Ltd., Class H	16,800	16,749
Guangzhou R&F Properties Co., Ltd.	5,200	7,869
Guotai Junan Securities Co., Ltd., Class H	3,000	6,052
Haitian International Holdings Ltd.	3,000	5,771
Haitong Securities Co., Ltd., Class H	17,200	16,423
Hengan International Group Co., Ltd.	4,000	29,041
Huaneng Power International, Inc., Class H	22,000	13,964
Huaneng Renewables Corp. Ltd., Class H	26,000	6,988
Huatai Securities Co., Ltd., Class H	8,800	13,920
Huazhu Group Ltd., ADR	800	22,904
Industrial & Commercial Bank of China Ltd., Class H	462,000	328,602
Inner Mongolia Yitai Coal Co., Ltd., Class B	10,500	12,435
JD.com, Inc., ADR(a)	4,900	102,557
Jiangsu Expressway Co., Ltd., Class H	6,000	8,375
Jiangxi Copper Co., Ltd., Class H	7,000	8,227
Kaisa Group Holdings Ltd.(a)	25,000	7,975
Kingdee International Software Group Co., Ltd.	14,000	12,377
Kingsoft Corp. Ltd.	4,000	5,756
KWG Property Holding Ltd.(a)	9,500	8,417
Legend Holdings Corp., Class H	3,700	9,681
Lenovo Group Ltd.	38,000	25,670
Logan Property Holdings Co., Ltd.	10,000	12,486
Longfor Properties Co., Ltd.	8,000	23,793
Luye Pharma Group Ltd.	12,000	8,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Meitu, Inc.(a)	7,000	1,958
Metallurgical Corp. of China Ltd., Class H	35,000	8,402
Minth Group Ltd.	4,000	12,908
Momo, Inc., ADR(a)	1,100	26,125
NetEase, Inc., ADR	500	117,685
New China Life Insurance Co., Ltd., Class H	4,400	17,459
New Oriental Education & Technology Group, Inc., ADR(a)	900	49,329
Noah Holdings Ltd., ADR(a)	100	4,332
People's Insurance Co. Group of China Ltd. (The), Class H	37,000	14,852
PetroChina Co., Ltd., Class H	142,000	88,110
PICC Property & Casualty Co., Ltd., Class H	50,000	51,018
Ping An Insurance Group Co. of China Ltd., Class H	217,000	1,914,377
Postal Savings Bank of China Co., Ltd., Class H	14,000	7,373
Semiconductor Manufacturing International Corp.(a)	16,000	13,950
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	9,694
Shanghai Electric Group Co., Ltd., Class H	16,000	5,118
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,500	7,308
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	4,900	6,254
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,700	9,543
Shenzhou International Group Holdings Ltd.	5,000	56,829
Shui On Land Ltd.	42,500	9,464
Sihuan Pharmaceutical Holdings Group Ltd.	47,000	8,208
SINA Corp.(a)	400	21,456
Sino-Ocean Group Holding Ltd.	16,000	7,056
Sinopec Engineering Group Co., Ltd., Class H	13,500	11,081
Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,000	7,879
Sinopharm Group Co., Ltd., Class H	6,400	26,946
Sinotrans Ltd., Class H	22,000	9,545
Sinotruk Hong Kong Ltd.	7,500	11,307
SOHO China Ltd.(a)	11,000	3,929
Sunac China Holdings Ltd.	17,000	55,171
Sunny Optical Technology Group Co., Ltd.	5,100	45,360
TAL Education Group, ADR(a)	2,500	66,700
Tencent Holdings Ltd.	115,100	4,613,245
Tingyi Cayman Islands Holding Corp.	10,000	13,393
Tong Ren Tang Technologies Co., Ltd., Class H	7,000	9,183
TravelSky Technology Ltd., Class H	5,000	12,815
Tsingtao Brewery Co., Ltd., Class H	2,000	8,072
Uni-President China Holdings Ltd.	12,000	10,391
Vipshop Holdings Ltd., ADR(a)	2,200	12,012
Want Want China Holdings Ltd.	27,000	18,891
Weibo Corp., ADR(a)	300	17,529
Weichai Power Co., Ltd., Class H	10,000	11,449
Wuxi Biologics Cayman, Inc.(a)	3,000	19,166
Xinyi Solar Holdings Ltd.	37,411	13,191
Yangzijiang Shipbuilding Holdings Ltd.	12,800	11,761
Yanzhou Coal Mining Co., Ltd., Class H	10,000	8,076
Yestar Healthcare Holdings Co., Ltd.	2,245,000	523,581
Yum China Holdings, Inc.	2,600	87,178
Yuzhou Properties Co., Ltd.	19,776	8,162
YY, Inc., ADR(a)	300	17,958
Zhejiang Expressway Co., Ltd., Class H	8,000	6,940
ZhongAn Online P&C Insurance Co., Ltd., Class H(a)	1,800	5,748
Zhongsheng Group Holdings Ltd.	3,000	5,949
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,900	16,102
Zijin Mining Group Co., Ltd., Class H	30,000	11,369
ZTE Corp., Class H(a)	8,000	15,095
Total China		14,760,043
COLOMBIA - 0.0% (b)
Bancolombia S.A.	1,808	16,925
Cementos Argos S.A.	4,456	9,550
Ecopetrol S.A.	33,853	27,572
Grupo Argos S.A.	2,532	13,177
Grupo de Inversiones Suramericana S.A.	1,799	17,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Interconexion Electrica S.A. ESP	3,772	16,238
Total Colombia		101,255
CZECH - 0.0% (b)
CEZ A/S	864	20,596
Komercni banka A/S	407	15,368
Moneta Money Bank A/S	2,599	8,385
Total Czech		44,349
DENMARK - 1.3%
AP Moller - Maersk A/S, Class A	26	30,848
AP Moller - Maersk A/S, Class B	42	52,833
Brodrene Hartmann A/S	12,516	486,541
Carlsberg A/S, Class B	12,770	1,358,461
Chr Hansen Holding A/S	637	56,544
Coloplast A/S, Class B	754	70,134
Danske Bank A/S	5,126	101,763
DSV A/S	1,351	89,223
Genmab A/S(a)	398	65,439
H Lundbeck A/S	494	21,742
ISS A/S	1,152	32,252
Novo Nordisk A/S, Class B	12,386	568,853
Novozymes A/S, Class B	1,438	64,253
Orsted A/S	1,209	80,904
Pandora A/S	731	29,843
Royal Unibrew A/S	9,878	682,501
Tryg A/S	966	24,364
Vestas Wind Systems A/S	1,288	97,500
William Demant Holding A/S(a)	761	21,667
Total Denmark		3,935,665
EGYPT - 0.0% (b)
Commercial International Bank Egypt SAE	5,597	23,435
Eastern Tobacco	4,815	4,409
Total Egypt		27,844
FINLAND - 1.3%
Elisa Oyj	934	38,686
Fortum Oyj	2,764	60,502
Kone Oyj, Class B	2,307	110,139
Metso Oyj	772	20,282
Neste Oyj	802	62,093
Nokia Oyj	37,698	218,841
Nokian Renkaat Oyj	805	24,725
Nordea Bank Abp	136,321	1,147,577
Orion Oyj, Class B	806	28,040
Sampo Oyj, Class A	26,962	1,194,946
Stora Enso Oyj, Class R	3,409	39,523
UPM-Kymmene Oyj	3,670	92,902
Vaisala Oyj, Class A	34,540	652,974
Wartsila Oyj Abp	2,811	44,872
Total Finland		3,736,102
FRANCE - 8.1%
Accor S.A.	1,312	55,792
Aeroports de Paris	222	42,097
Air Liquide S.A.	12,142	1,507,739
Airbus SE	3,987	380,119
Alstom S.A.	1,145	46,252
Amundi S.A.	13,004	687,534
Arkema S.A.	492	42,237
Atos SE	633	51,865
AXA S.A.	12,887	278,126
BioMerieux	372	24,537
BNP Paribas S.A.	7,716	348,460
Bollore S.A.	7,558	30,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Bouygues S.A.	1,523	54,689
Bureau Veritas S.A.	1,976	40,266
Capgemini SE	12,158	1,209,295
Carrefour S.A.	4,141	70,757
Casino Guichard Perrachon S.A.	797	33,190
Cie de Saint-Gobain	23,184	769,627
Cie Generale des Etablissements Michelin SCA	7,863	773,931
CNP Assurances	1,719	36,488
Coface S.A.	77,016	699,954
Covivio	330	31,839
Credit Agricole S.A.	7,399	79,631
Danone S.A.	4,244	299,128
Dassault Aviation S.A.	18	24,954
Dassault Systemes SE	9,332	1,108,453
Edenred	1,597	58,816
Eiffage S.A.	543	45,399
Electricite de France S.A.	4,265	67,502
Engie S.A.	12,293	176,625
Essilor International Cie Generale d'Optique S.A.	1,992	252,502
Eurazeo S.A.	394	27,894
Eutelsat Communications S.A.	1,535	30,241
Faurecia S.A.	779	29,393
Gecina S.A.	366	47,379
Getlink	3,531	47,447
Hermes International	225	125,001
ICADE	379	28,885
Iliad S.A.	241	33,823
Imerys S.A.	342	16,436
Ingenico Group S.A.	480	27,229
Ipsen S.A.	292	37,781
JCDecaux S.A.	1,098	30,848
Kering S.A.	497	232,829
Klepierre S.A.	1,609	49,725
L'Oreal S.A.	1,679	384,196
Lectra	32,642	679,924
Legrand S.A.	1,691	95,596
LVMH Moet Hennessy Louis Vuitton SE	5,795	1,696,635
Natixis S.A.	7,008	33,053
Orange S.A.	13,297	215,488
Pernod Ricard S.A.	1,411	231,574
Peugeot S.A.	3,877	82,688
Publicis Groupe S.A.	1,409	80,393
Remy Cointreau S.A.	224	25,395
Renault S.A.	1,228	76,496
Rexel S.A.	2,542	27,078
Robertet S.A.	1,245	750,317
Safran S.A.	23,026	2,761,621
Sanofi	7,329	635,790
Sartorius Stedim Biotech	181	18,122
Schneider Electric SE	3,799	257,691
SCOR SE	1,263	56,780
SEB S.A.	211	27,270
Societe BIC S.A.	303	30,953
Societe Generale S.A.	26,688	846,131
Sodexo S.A.	641	65,738
Suez	2,870	37,914
Teleperformance	405	64,788
Thales S.A.	705	82,384
TOTAL S.A.	28,278	1,491,526
Ubisoft Entertainment S.A.(a)	553	44,551
Unibail-Rodamco-Westfield(a)	5,747	43,312
Unibail-Rodamco-Westfield	612	94,704
Valeo S.A.	1,770	51,623
Veolia Environnement S.A.	3,763	77,063
Vinci S.A.	17,190	1,413,567
Vivendi S.A.	59,743	1,448,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Wendel S.A.	299	35,867
Total France		24,057,255
GERMANY - 4.1%
1&1 Drillisch AG	434	22,165
adidas AG	1,298	271,268
Allianz SE	2,943	591,411
Axel Springer SE	410	23,229
BASF SE	13,783	960,035
Bayer AG	6,374	443,304
Bayerische Motoren Werke AG	2,321	188,245
Beiersdorf AG	743	77,497
Brenntag AG	1,193	52,073
Commerzbank AG(a)	7,613	50,551
Continental AG	786	109,439
Covestro AG	1,428	70,721
Daimler AG	6,279	330,997
Delivery Hero AG(a)	776	28,971
Deutsche Bank AG	13,963	111,357
Deutsche Boerse AG	1,358	162,356
Deutsche Lufthansa AG	1,781	40,221
Deutsche Post AG	6,902	188,488
Deutsche Telekom AG	22,836	388,137
Deutsche Wohnen SE	2,551	116,583
E.ON SE	15,469	152,699
Evonik Industries AG	1,269	31,676
Fraport AG Frankfurt Airport Services Worldwide	353	25,264
Fresenius Medical Care AG & Co. KGaA	1,547	100,278
Fresenius SE & Co. KGaA	14,093	681,172
GEA Group AG	1,312	33,778
Gerresheimer AG	8,844	581,148
Hannover Rueck SE	438	59,029
HeidelbergCement AG	1,110	68,041
Henkel AG & Co. KGaA	767	75,490
Hochtief AG	178	24,039
Hugo Boss AG	493	30,391
Infineon Technologies AG	8,016	160,494
Innogy SE(a)	1,168	49,675
KION Group AG	550	27,970
KWS S.A.A. t SE	1,789	531,007
Lanxess AG	642	29,517
Merck KGaA	934	96,139
METRO AG	1,714	26,374
MTU Aero Engines AG	386	70,098
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,038	226,386
OSRAM Licht AG	771	33,553
ProSiebenSat.1 Media SE	1,762	31,352
Puma SE	69	33,757
RWE AG	3,807	82,916
SAF-Holland S.A.	42,521	545,721
SAP SE	29,103	2,888,462
Siemens AG	5,213	581,779
Siemens Healthineers AG(a)	1,150	48,055
Symrise AG	914	67,721
Telefonica Deutschland Holding AG	7,077	27,854
thyssenkrupp AG	3,306	56,790
TUI AG	3,437	49,399
Uniper SE	1,559	40,215
United Internet AG	983	43,025
Volkswagen AG	250	39,994
Vonovia SE	3,451	155,567
Wirecard AG	833	125,577
Zalando SE(a)	856	22,118
Total Germany		12,181,568
GREECE - 0.0% (b)
Alpha Bank AE(a)	7,437	9,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Hellenic Telecommunications Organization S.A.	1,312	14,315
JUMBO S.A.	546	7,957
Motor Oil Hellas Corinth Refineries S.A.	677	16,303
OPAP S.A.	1,195	10,393
Titan Cement Co. S.A.	248	5,507
Total Greece		63,830
HONG KONG - 3.7%
AIA Group Ltd.	178,200	1,480,273
Alibaba Health Information Technology Ltd.(a)	18,000	14,580
Alibaba Pictures Group Ltd.(a)	70,000	11,821
ASM Pacific Technology Ltd.	1,600	15,447
Bank of East Asia Ltd. (The)	6,722	21,319
Beijing Enterprises Holdings Ltd.	2,500	13,256
Beijing Enterprises Water Group Ltd.(a)	30,000	15,313
BOC Hong Kong Holdings Ltd.	25,000	92,793
Brilliance China Automotive Holdings Ltd.	16,000	11,909
China Agri-Industries Holdings Ltd.	27,000	9,617
China Ding Yi Feng Holdings Ltd.(a)	8,000	21,498
China Everbright International Ltd.	17,814	15,964
China Everbright Ltd.	4,000	7,090
China First Capital Group Ltd.(a)	22,000	12,506
China Gas Holdings Ltd.	15,600	55,626
China Jinmao Holdings Group Ltd.	28,000	12,606
China Mengniu Dairy Co., Ltd.(a)	19,000	59,119
China Merchants Port Holdings Co., Ltd.	8,000	14,384
China Mobile Ltd.	41,000	396,740
China Overseas Land & Investment Ltd.	26,000	89,643
China Power International Development Ltd.	49,000	11,120
China Resources Beer Holdings Co., Ltd.	8,000	27,969
China Resources Cement Holdings Ltd.	14,000	12,624
China Resources Gas Group Ltd.	10,000	39,626
China Resources Land Ltd.	18,000	69,240
China Resources Power Holdings Co., Ltd.	10,000	19,234
China State Construction International Holdings Ltd.	10,000	7,954
China Taiping Insurance Holdings Co., Ltd.	8,600	23,645
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	9,296
China Travel International Investment Hong Kong Ltd.	26,000	6,938
China Unicom Hong Kong Ltd.	44,000	46,878
CITIC Ltd.	42,000	65,906
CK Asset Holdings Ltd.	17,500	128,040
CK Hutchison Holdings Ltd.	19,500	187,165
CK Infrastructure Holdings Ltd.	3,500	26,487
CLP Holdings Ltd.	11,000	124,310
COSCO SHIPPING Ports Ltd.	8,183	8,045
Dairy Farm International Holdings Ltd.	2,300	20,848
Far East Horizon Ltd.	12,000	12,106
Fullshare Holdings Ltd.(a)	37,500	8,619
Galaxy Entertainment Group Ltd.	16,000	101,066
Guangdong Investment Ltd.	26,000	50,237
Haier Electronics Group Co., Ltd.(a)	7,000	17,217
Hang Lung Group Ltd.	5,000	12,748
Hang Lung Properties Ltd.	11,000	20,908
Hang Seng Bank Ltd.	5,200	116,486
Henderson Land Development Co., Ltd.	9,600	47,780
HK Electric Investments & HK Electric Investments Ltd.	14,000	14,110
HKT Trust & HKT Ltd.	34,000	48,978
Hong Kong & China Gas Co., Ltd.	63,500	131,194
Hong Kong Exchanges & Clearing Ltd.	8,500	245,723
Hongkong Land Holdings Ltd.	8,900	56,107
Hutchison China MediTech Ltd., ADR(a)	300	6,927
Hysan Development Co., Ltd.	3,000	14,266
Jardine Matheson Holdings Ltd.	1,500	104,443
Jardine Strategic Holdings Ltd.	1,600	58,663
Jiayuan International Group Ltd.	8,107	14,997
Kerry Properties Ltd.	3,500	11,946
Kingboard Chemical Holdings Ltd.	3,500	9,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Kingboard Laminates Holdings Ltd.	5,500	4,543
Kunlun Energy Co., Ltd.	18,000	19,125
Lee & Man Paper Manufacturing Ltd.	8,000	6,770
Link REIT	14,500	146,997
Mandarin Oriental International Ltd.	328,300	669,465
Melco Resorts & Entertainment Ltd., ADR	1,300	22,906
MTR Corp. Ltd.	10,549	55,517
New World Development Co., Ltd.	45,000	59,435
Nine Dragons Paper Holdings Ltd.	9,000	8,314
NWS Holdings Ltd.	8,000	16,427
PCCW Ltd.	23,000	13,244
Pico Far East Holdings Ltd.	1,758,000	635,354
Power Assets Holdings Ltd.	10,000	69,474
Shanghai Industrial Holdings Ltd.	3,000	6,065
Shangri-La Asia Ltd.	6,000	8,858
Shenzhen International Holdings Ltd.	7,000	13,486
Shenzhen Investment Ltd.	34,000	11,239
Shimao Property Holdings Ltd.	6,500	17,312
Sino Biopharmaceutical Ltd.	50,000	32,914
Sino Land Co., Ltd.	24,518	42,006
Sitoy Group Holdings Ltd.	2,685,000	621,778
SJM Holdings Ltd.	11,000	10,220
SmarTone Telecommunications Holdings Ltd.	609,000	675,337
SSY Group Ltd.	8,000	5,936
Sun Art Retail Group Ltd.	13,000	13,220
Sun Hung Kai Properties Ltd.	11,000	156,988
Swire Pacific Ltd., Class A	4,500	47,511
Swire Properties Ltd.	6,200	21,785
Techtronic Industries Co., Ltd.	145,000	769,466
Towngas China Co., Ltd.(a)	11,000	8,150
Vinda International Holdings Ltd.	382,000	600,450
Vitasoy International Holdings Ltd.	236,000	898,375
Wasion Group Holdings Ltd.	1,190,000	579,284
WH Group Ltd.	59,500	45,699
Wharf Holdings Ltd. (The)	7,000	18,250
Wharf Real Estate Investment Co., Ltd.	10,000	59,809
Wheelock & Co., Ltd.	8,000	45,800
Yue Yuen Industrial Holdings Ltd.	4,000	12,805
Yuexiu Property Co., Ltd.	34,000	6,248
Total Hong Kong		10,767,249
HUNGARY - 0.0% (b)
MOL Hungarian Oil & Gas PLC	1,974	21,663
OTP Bank Nyrt	1,274	51,486
Richter Gedeon Nyrt	748	14,489
Total Hungary		87,638
INDIA - 1.7%
Dr Reddy's Laboratories Ltd., ADR	6,000	226,200
GAIL India Ltd., GDR	8,000	245,600
ICICI Bank Ltd., ADR	212,800	2,189,712
Infosys Ltd., ADR	40,000	380,800
Larsen & Toubro Ltd., GDR	12,000	245,400
Mahindra & Mahindra Ltd., GDR	16,000	181,491
Reliance Industries Ltd., GDR	14,000	445,539
State Bank of India, GDR(a)	6,000	255,600
Tata Motors Ltd., ADR(a)	12,000	146,160
Tata Steel Ltd., GDR	27,000	200,321
Vedanta Ltd., ADR	18,000	207,720
Wipro Ltd., ADR	40,000	205,200
Total India		4,929,743
INDONESIA - 0.5%
Adaro Energy Tbk PT	77,000	6,514
Astra International Tbk PT	144,700	82,897
Bank Central Asia Tbk PT	66,400	120,081
Bank Danamon Indonesia Tbk PT	18,000	9,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Bank Mandiri Persero Tbk PT	135,400	69,456
Bank Negara Indonesia Persero Tbk PT	39,900	24,474
Bank Rakyat Indonesia Persero Tbk PT	390,900	99,585
Charoen Pokphand Indonesia Tbk PT	39,500	19,869
Gudang Garam Tbk PT	2,600	15,149
Hanjaya Mandala Sampoerna Tbk PT	49,800	12,879
Indah Kiat Pulp & Paper Corp. Tbk PT	16,200	13,008
Indocement Tunggal Prakarsa Tbk PT	9,900	12,714
Indofood CBP Sukses Makmur Tbk PT	12,500	9,095
Indofood Sukses Makmur Tbk PT	23,500	12,171
Kalbe Farma Tbk PT	112,900	11,929
Perusahaan Gas Negara Persero Tbk	58,400	8,629
Semen Indonesia Persero Tbk PT	15,900	12,713
Surya Citra Media Tbk PT	31,300	4,077
Telekomunikasi Indonesia Persero Tbk PT	353,400	92,391
Telekomunikasi Indonesia Persero Tbk PT, ADR	31,900	836,099
Unilever Indonesia Tbk PT	8,200	25,942
United Tractors Tbk PT	9,000	17,134
Total Indonesia		1,516,323
IRELAND - 2.0%
Accenture PLC, Class A	8,000	1,128,080
AerCap Holdings N.V.(a)	1,000	39,600
CRH PLC	5,680	150,360
DCC PLC	752	57,363
Grafton Group PLC, (Unit)	69,192	567,153
Irish Continental Group PLC, (Unit)	119,480	581,800
James Hardie Industries PLC	2,362	25,733
Kerry Group PLC, Class A	995	97,757
Medtronic PLC	25,400	2,310,384
Paddy Power Betfair PLC	632	51,620
Ryanair Holdings PLC, ADR(a)	11,640	830,398
Total Ireland		5,840,248
ISLE OF MAN - 0.0% (b)
GVC Holdings PLC	4,004	34,374
ISRAEL - 0.4%
Azrieli Group Ltd.	227	10,860
Bank Hapoalim BM	7,587	47,981
Bank Leumi Le-Israel BM	129,402	782,237
Bezeq The Israeli Telecommunication Corp. Ltd.	11,102	10,834
Check Point Software Technologies Ltd.(a)	900	92,385
Elbit Systems Ltd.	126	14,463
Israel Chemicals Ltd.	3,764	21,402
Mizrahi Tefahot Bank Ltd.	747	12,616
Nice Ltd.(a)	325	35,211
Teva Pharmaceutical Industries Ltd., ADR(a)	6,300	97,146
Total Israel		1,125,135
ITALY - 1.0%
Assicurazioni Generali SpA	8,304	138,793
Atlantia SpA	3,697	76,510
Banca IFIS SpA	33,261	589,794
Biesse SpA	25,599	504,238
Davide Campari-Milano SpA	4,870	41,241
Enel SpA	56,620	328,240
Eni SpA	17,738	280,211
Ferrari N.V.	896	89,156
Intesa Sanpaolo SpA	104,269	232,168
Leonardo SpA	3,508	30,906
Luxottica Group SpA	1,174	69,526
Mediobanca Banca di Credito Finanziario SpA	4,838	40,936
Moncler SpA	1,412	46,988
Pirelli & C SpA(a)	3,701	23,783
Poste Italiane SpA	4,376	35,090
Prysmian SpA	1,853	36,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Recordati SpA	918	31,791
Snam SpA	16,813	73,613
Telecom Italia SpA/Milano(a)	87,857	48,638
Telecom Italia SpA/Milano	52,245	25,058
Terna Rete Elettrica Nazionale SpA	10,390	59,006
UniCredit SpA	14,198	160,819
Total Italy		2,962,559
JAPAN - 14.9%
ABC-Mart, Inc.	300	16,614
Acom Co., Ltd.	3,800	12,361
Aeon Co., Ltd.	4,200	82,093
AEON Financial Service Co., Ltd.	900	15,967
Aeon Mall Co., Ltd.	900	14,339
Air Water, Inc.	1,100	16,578
Aisin Seiki Co., Ltd.	1,000	34,376
Ajinomoto Co., Inc.	2,900	51,530
Alfresa Holdings Corp.	1,300	33,136
Alps Electric Co., Ltd.	1,100	21,329
Amada Holdings Co., Ltd.	2,400	21,545
ANA Holdings, Inc.	800	28,719
Aozora Bank Ltd.	800	23,844
Ariake Japan Co., Ltd.	9,200	596,812
Asahi Glass Co., Ltd.	1,100	34,191
Asahi Group Holdings Ltd.	2,500	96,885
Asahi Intecc Co., Ltd.	600	25,383
Asahi Kasei Corp.	8,600	88,265
Asics Corp.	1,200	15,241
Astellas Pharma, Inc.	61,300	783,207
Bandai Namco Holdings, Inc.	1,300	58,369
Bank of Kyoto Ltd. (The)	400	16,438
Benesse Holdings, Inc.	600	15,263
Bridgestone Corp.	4,000	153,463
Brother Industries Ltd.	1,500	22,202
Calbee, Inc.	600	18,741
Canon, Inc.	6,500	178,852
Casio Computer Co., Ltd.	1,400	16,599
Central Japan Railway Co.	1,000	210,987
Chiba Bank Ltd. (The)	3,700	20,611
Chubu Electric Power Co., Inc.	3,800	53,996
Chugai Pharmaceutical Co., Ltd.	1,500	86,999
Chugoku Electric Power Co., Inc. (The)	2,000	25,991
Coca-Cola Bottlers Japan Holdings, Inc.	900	26,839
Concordia Financial Group Ltd.	6,500	24,837
Credit Saison Co., Ltd.	1,200	14,060
CyberAgent, Inc.	600	23,195
Dai Nippon Printing Co., Ltd.	1,600	33,399
Dai-ichi Life Holdings, Inc.	7,200	111,813
Daicel Corp.	2,000	20,531
Daifuku Co., Ltd.	700	31,738
Daiichi Sankyo Co., Ltd.	3,800	121,546
Daikin Industries Ltd.	1,600	170,009
Daiseki Co., Ltd.	31,100	642,258
Daito Trust Construction Co., Ltd.	500	68,452
Daiwa House Industry Co., Ltd.	65,300	2,082,967
Daiwa House REIT Investment Corp.	12	26,881
Daiwa Securities Group, Inc.	10,000	50,756
DeNA Co., Ltd.	900	15,012
Denso Corp.	3,000	132,803
Dentsu, Inc.	1,300	58,059
Disco Corp.	200	23,254
Don Quijote Holdings Co., Ltd.	22,400	1,384,914
East Japan Railway Co.	2,000	176,620
Eisai Co., Ltd.	1,700	131,614
Electric Power Development Co., Ltd.	1,000	23,730
EPS Holdings, Inc.	37,900	577,204
FamilyMart UNY Holdings Co., Ltd.	500	62,927
FANUC Corp.	1,300	197,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Fast Retailing Co., Ltd.	400	204,296
Fuji Electric Co., Ltd.	800	23,562
FUJIFILM Holdings Corp.	2,600	100,788
Fujitec Co., Ltd.	57,000	611,777
Fujitsu Ltd.	1,500	93,504
Fukuoka Financial Group, Inc.	1,000	20,274
Hakuhodo DY Holdings, Inc.	1,600	22,833
Hamamatsu Photonics KK	900	30,161
Hankyu Hanshin Holdings, Inc.	1,400	46,547
Hikari Tsushin, Inc.	200	31,261
Hino Motors Ltd.	2,000	18,833
Hirose Electric Co., Ltd.	200	19,567
Hisamitsu Pharmaceutical Co., Inc.	400	22,081
Hitachi Chemical Co., Ltd.	900	13,539
Hitachi Construction Machinery Co., Ltd.	800	18,721
Hitachi High-Technologies Corp.	500	15,657
Hitachi Ltd.	6,400	169,666
Hitachi Metals Ltd.	1,700	17,681
Honda Motor Co., Ltd.	11,300	297,699
Hoshizaki Corp.	9,800	594,651
Hoya Corp.	2,500	150,750
Hulic Co., Ltd.	2,200	19,660
Idemitsu Kosan Co., Ltd.	900	29,274
IHI Corp.	1,000	27,542
Iida Group Holdings Co., Ltd.	1,100	19,053
Inpex Corp.	6,100	54,051
Isetan Mitsukoshi Holdings Ltd.	2,300	25,412
Isuzu Motors Ltd.	3,500	49,095
ITOCHU Corp.	9,300	157,940
J Front Retailing Co., Ltd.	1,700	19,458
Japan Airlines Co., Ltd.	800	28,353
Japan Airport Terminal Co., Ltd.	400	13,828
Japan Exchange Group, Inc.	3,100	50,003
Japan Post Bank Co., Ltd.	2,800	30,827
Japan Post Holdings Co., Ltd.	10,600	122,388
Japan Prime Realty Investment Corp.	6	22,784
Japan Real Estate Investment Corp.	8	44,917
Japan Retail Fund Investment Corp.	18	35,920
Japan Tobacco, Inc.	7,200	171,080
JFE Holdings, Inc.	2,800	44,599
JGC Corp.	1,400	19,704
JSR Corp.	1,400	21,015
JTEKT Corp.	1,600	17,696
JXTG Holdings, Inc.	21,600	112,180
Kajima Corp.	3,000	40,299
Kakaku.com, Inc.	1,000	17,689
Kamigumi Co., Ltd.	900	18,413
Kaneka Corp.	400	14,325
Kansai Electric Power Co., Inc. (The)	4,300	64,486
Kansai Paint Co., Ltd.	1,100	21,128
Kao Corp.	17,700	1,310,112
Kawasaki Heavy Industries Ltd.	1,000	21,340
KDDI Corp.	46,800	1,118,282
Keihan Holdings Co., Ltd.	700	28,523
Keikyu Corp.	1,600	26,146
Keio Corp.	600	34,916
Keisei Electric Railway Co., Ltd.	900	28,198
Keyence Corp.	700	353,812
Kikkoman Corp.	900	48,163
Kintetsu Group Holdings Co., Ltd.	1,000	43,453
Kintetsu World Express, Inc.	38,900	572,470
Kirin Holdings Co., Ltd.	5,600	116,769
Kobayashi Pharmaceutical Co., Ltd.	300	20,345
Kobe Steel Ltd.	2,400	16,635
Koito Manufacturing Co., Ltd.	700	36,115
Komatsu Ltd.	6,100	131,089
Konami Holdings Corp.	600	26,365
Konica Minolta, Inc.	3,200	28,805
Kose Corp.	200	31,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Kubota Corp.	51,600	733,428
Kuraray Co., Ltd.	1,900	26,723
Kurita Water Industries Ltd.	700	16,948
Kyocera Corp.	2,200	109,967
Kyowa Hakko Kirin Co., Ltd.	1,700	32,123
Kyushu Electric Power Co., Inc.	2,300	27,388
Kyushu Railway Co.	1,100	37,216
Lawson, Inc.	300	18,976
LINE Corp.(a)	500	17,076
Lion Corp.	1,600	33,068
LIXIL Group Corp.	1,700	21,075
M3, Inc.	2,600	35,025
Makita Corp.	38,000	1,349,610
Mani, Inc.	17,600	664,273
Marubeni Corp.	9,500	66,657
Marui Group Co., Ltd.	43,000	833,336
Maruichi Steel Tube Ltd.	500	15,685
Mazda Motor Corp.	3,500	35,981
McDonald's Holdings Co. Japan Ltd.	400	16,991
Mebuki Financial Group, Inc.	5,400	14,281
Medipal Holdings Corp.	1,200	25,673
MEIJI Holdings Co., Ltd.	900	73,348
Minebea Mitsumi, Inc.	2,500	36,050
MISUMI Group, Inc.	1,700	35,813
Mitsubishi Chemical Holdings Corp.	7,700	58,173
Mitsubishi Corp.	9,100	249,491
Mitsubishi Electric Corp.	12,100	133,434
Mitsubishi Estate Co., Ltd.	7,900	124,295
Mitsubishi Gas Chemical Co., Inc.	1,200	17,975
Mitsubishi Heavy Industries Ltd.	2,100	75,353
Mitsubishi Materials Corp.	800	21,081
Mitsubishi Motors Corp.	4,400	23,961
Mitsubishi Tanabe Pharma Corp.	1,700	24,541
Mitsubishi UFJ Financial Group, Inc.	78,000	382,797
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	15,338
Mitsui & Co., Ltd.	11,000	168,996
Mitsui Chemicals, Inc.	1,200	27,091
Mitsui Fudosan Co., Ltd.	6,100	135,493
Mitsui OSK Lines Ltd.	800	17,312
Mizuho Financial Group, Inc.	167,100	258,543
MonotaRO Co., Ltd.	800	19,721
MS&AD Insurance Group Holdings, Inc.	3,300	93,803
Murata Manufacturing Co., Ltd.	1,200	161,700
Nabtesco Corp.	800	17,321
Nagoya Railroad Co., Ltd.	1,200	31,604
NEC Corp.	1,600	47,574
Nexon Co., Ltd.(a)	74,500	961,760
NGK Insulators Ltd.	1,800	24,397
NGK Spark Plug Co., Ltd.	1,100	21,774
NH Foods Ltd.	700	26,314
Nidec Corp.	9,700	1,097,525
Nikon Corp.	2,100	31,280
Nintendo Co., Ltd.	800	212,431
Nippon Building Fund, Inc.	8	50,375
Nippon Electric Glass Co., Ltd.	700	17,150
Nippon Express Co., Ltd.	500	27,777
Nippon Paint Holdings Co., Ltd.	900	30,664
Nippon Prologis REIT, Inc.	12	25,326
Nippon Steel & Sumitomo Metal Corp.	5,200	89,341
Nippon Telegraph & Telephone Corp.	4,500	183,597
Nippon Yusen KK	1,100	16,820
Nissan Chemical Industries Ltd.	800	41,746
Nissan Motor Co., Ltd.	15,400	123,190
Nisshin Seifun Group, Inc.	1,400	28,835
Nissin Foods Holdings Co., Ltd.	400	25,063
Nitori Holdings Co., Ltd.	500	62,620
Nitto Denko Corp.	1,000	50,154
Nomura Holdings, Inc.	23,800	90,193
Nomura Real Estate Holdings, Inc.	1,000	18,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Nomura Real Estate Master Fund, Inc.	25	32,893
Nomura Research Institute Ltd.	700	25,958
NSK Ltd.	2,600	22,307
NTT Data Corp.	4,000	43,719
NTT DOCOMO, Inc.	8,700	195,482
Obayashi Corp.	4,100	37,125
Obic Co., Ltd.	400	30,875
Odakyu Electric Railway Co., Ltd.	1,900	41,782
Oji Holdings Corp.	5,000	25,547
Olympus Corp.	1,800	55,053
Omron Corp.	1,200	43,502
Ono Pharmaceutical Co., Ltd.	2,200	44,926
Oracle Corp. Japan	300	19,043
Oriental Land Co., Ltd.	1,400	140,797
ORIX Corp.	51,800	756,897
Osaka Gas Co., Ltd.	2,300	41,957
Otsuka Corp.	700	19,265
Otsuka Holdings Co., Ltd.	2,700	110,333
Panasonic Corp.	14,600	131,158
Park24 Co., Ltd.	800	17,617
Persol Holdings Co., Ltd.	1,300	19,283
Pigeon Corp.	800	34,122
Pola Orbis Holdings, Inc.	600	16,169
Rakuten, Inc.	5,000	33,543
Recruit Holdings Co., Ltd.	7,500	181,190
Renesas Electronics Corp.(a)	5,200	23,618
Resona Holdings, Inc.	12,700	60,915
Ricoh Co., Ltd.	4,400	42,996
Rinnai Corp.	300	19,754
Rion Co., Ltd.	34,100	535,451
Rohm Co., Ltd.	600	38,295
Ryohin Keikaku Co., Ltd.	200	48,556
Sakata Seed Corp.	21,100	646,234
Sankyo Co., Ltd.	400	15,212
Santen Pharmaceutical Co., Ltd.	2,400	34,628
SBI Holdings, Inc.	1,400	27,303
Secom Co., Ltd.	1,400	116,131
Sega Sammy Holdings, Inc.	1,300	18,123
Seibu Holdings, Inc.	1,600	27,830
Seiko Epson Corp.	1,900	26,537
Sekisui Chemical Co., Ltd.	2,400	35,677
Sekisui House Ltd.	3,700	54,335
Seven & i Holdings Co., Ltd.	5,400	234,658
Seven Bank Ltd.	5,200	14,844
SG Holdings Co., Ltd.	800	20,802
Sharp Corp.	1,200	12,014
Shimadzu Corp.	1,300	25,636
Shimamura Co., Ltd.	200	15,315
Shimano, Inc.	500	70,484
Shimizu Corp.	3,600	29,286
Shin-Etsu Chemical Co., Ltd.	15,100	1,160,175
Shinsei Bank Ltd.	33,200	394,690
Shionogi & Co., Ltd.	1,900	108,443
Shiseido Co., Ltd.	2,500	156,570
Shizuoka Bank Ltd. (The)	2,800	21,826
SHO-BOND Holdings Co., Ltd.	11,000	815,411
Showa Denko KK	1,000	29,694
Showa Shell Sekiyu KK	1,400	19,396
SMC Corp.	400	120,429
SoftBank Group Corp.	5,700	373,345
Sohgo Security Services Co., Ltd.	500	23,361
Sompo Holdings, Inc.	2,300	78,131
Sony Corp.	26,700	1,287,197
Sony Financial Holdings, Inc.	1,200	22,364
Stanley Electric Co., Ltd.	800	22,380
Start Today Co., Ltd.	1,200	21,985
Subaru Corp.	4,200	89,726
SUMCO Corp.	1,600	17,819
Sumitomo Chemical Co., Ltd.	9,000	43,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Sumitomo Corp.	7,600	107,835
Sumitomo Dainippon Pharma Co., Ltd.	1,200	38,268
Sumitomo Electric Industries Ltd.	4,400	58,271
Sumitomo Heavy Industries Ltd.	800	23,721
Sumitomo Metal Mining Co., Ltd.	1,400	37,491
Sumitomo Mitsui Financial Group, Inc.	43,500	1,433,980
Sumitomo Mitsui Trust Holdings, Inc.	2,600	94,684
Sumitomo Realty & Development Co., Ltd.	2,500	91,521
Sumitomo Rubber Industries Ltd.	1,300	15,305
Sundrug Co., Ltd.	600	17,867
Suntory Beverage & Food Ltd.	900	40,637
Suzuken Co. Ltd/Aichi Japan	500	25,461
Suzuki Motor Corp.	10,800	544,443
Sysmex Corp.	1,000	47,491
T&D Holdings, Inc.	3,400	39,330
Taiheiyo Cement Corp.	800	24,620
Taisei Corp.	1,300	55,677
Taisho Pharmaceutical Holdings Co., Ltd.	300	30,110
Taiyo Nippon Sanso Corp.	1,100	17,883
Takashimaya Co., Ltd.	1,000	12,768
Takeda Pharmaceutical Co., Ltd.	4,700	159,304
Tayca Corp.	35,900	530,289
TDK Corp.	800	56,004
Teijin Ltd.	1,300	20,748
Terumo Corp.	2,100	118,451
THK Co., Ltd.	800	14,945
Tobu Railway Co., Ltd.	1,200	32,400
Toho Co., Ltd.	800	28,986
Toho Gas Co., Ltd.	600	25,239
Tohoku Electric Power Co., Inc.	2,800	36,865
Tokio Marine Holdings, Inc.	4,900	232,793
Tokyo Century Corp.	300	13,213
Tokyo Electric Power Co. Holdings, Inc.(a)	9,000	53,460
Tokyo Electron Ltd.	1,000	112,574
Tokyo Gas Co., Ltd.	2,400	60,701
Tokyu Corp.	3,100	50,657
Tokyu Fudosan Holdings Corp.	3,600	17,744
Toppan Printing Co., Ltd.	1,500	22,049
Toray Industries, Inc.	101,200	715,495
Toshiba Corp.	4,400	124,242
Tosoh Corp.	1,600	20,754
TOTO Ltd.	900	31,131
Toyo Seikan Group Holdings Ltd.	1,200	27,466
Toyo Suisan Kaisha Ltd.	700	24,376
Toyoda Gosei Co., Ltd.	600	11,812
Toyota Industries Corp.	900	41,445
Toyota Motor Corp.	15,500	897,242
Toyota Tsusho Corp.	1,300	38,197
Transcosmos, Inc.	29,100	613,304
Trend Micro, Inc.	700	37,825
Tsuruha Holdings, Inc.	300	25,690
Unicharm Corp.	2,900	93,792
United Urban Investment Corp.	20	30,974
USS Co., Ltd.	1,500	25,168
Welcia Holdings Co., Ltd.	300	13,560
West Japan Railway Co.	1,000	70,651
Yahoo Japan Corp.	20,100	50,003
Yakult Honsha Co., Ltd.	1,000	70,004
Yamada Denki Co., Ltd.	4,700	22,573
Yamaguchi Financial Group, Inc.	2,000	19,118
Yamaha Corp.	17,200	731,677
Yamaha Motor Co., Ltd.	1,800	35,143
Yamato Holdings Co., Ltd.	1,900	52,092
Yamazaki Baking Co., Ltd.	900	18,848
Yaskawa Electric Corp.	1,400	34,222
Yokogawa Electric Corp.	1,600	27,620
Yokohama Rubber Co., Ltd. (The)	900	16,832
Total Japan		43,979,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

JERSEY - 0.0% (b)
Randgold Resources Ltd.	695	58,337
LUXEMBOURG - 0.1%
ArcelorMittal	4,768	98,699
Aroundtown S.A.	6,017	49,917
Eurofins Scientific SE	90	33,613
Millicom International Cellular S.A.	354	22,400
Reinet Investments SCA	1,198	18,190
RTL Group S.A.	357	19,132
SES S.A.	2,751	52,671
Tenaris S.A.	3,769	40,508
Total Luxembourg		335,130
MACAU - 0.0% (b)
MGM China Holdings Ltd.	5,200	8,681
Sands China Ltd.	16,800	73,265
Wynn Macau Ltd.	8,400	18,286
Total Macau		100,232
MALAYSIA - 0.2%
AirAsia Group Bhd	8,000	5,735
Alliance Bank Malaysia Bhd	5,400	5,255
AMMB Holdings Bhd	8,900	9,330
Axiata Group Bhd	14,500	13,776
CIMB Group Holdings Bhd	25,306	34,942
Dialog Group Bhd	16,600	12,496
DiGi.Com Bhd	16,600	18,038
Gamuda Bhd	9,200	5,195
Genting Bhd	12,400	18,294
Genting Malaysia Bhd	15,900	11,610
HAP Seng Consolidated Bhd	3,300	7,865
Hartalega Holdings Bhd	7,100	10,536
Hong Leong Bank Bhd	3,500	17,266
Hong Leong Financial Group Bhd	1,200	5,384
IHH Healthcare Bhd	11,000	14,321
IJM Corp. Bhd	15,500	6,078
IOI Corp. Bhd	11,800	12,679
Kuala Lumpur Kepong Bhd	2,600	15,553
Malayan Banking Bhd	23,362	53,666
Malaysia Airports Holdings Bhd	4,400	8,913
Maxis Bhd	10,500	13,574
MISC Bhd	7,200	11,665
Nestle Malaysia Bhd	300	10,684
Petronas Chemicals Group Bhd	21,900	49,198
Petronas Dagangan Bhd	1,300	8,321
Petronas Gas Bhd	3,700	17,190
PPB Group Bhd	3,000	12,724
Press Metal Aluminium Holdings Bhd	7,100	8,284
Public Bank Bhd	20,000	119,735
RHB Bank Bhd	4,300	5,498
Sime Darby Bhd	12,700	7,375
Sime Darby Plantation Bhd	12,700	14,597
SP Setia Bhd Group	8,000	4,508
Telekom Malaysia Bhd	6,000	3,869
Tenaga Nasional Bhd	23,100	76,104
Top Glove Corp. Bhd	8,400	11,388
YTL Corp. Bhd	23,400	5,711
Total Malaysia		667,357
MEXICO - 0.7%
Alfa S.A.B. de C.V., Class A	23,600	28,089
Alsea S.A.B. de C.V.	7,000	18,252
America Movil S.A.B. de C.V., Series L	227,900	162,241
Arca Continental S.A.B. de C.V.	2,400	13,422
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	15,060	18,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Cemex S.A.B. de C.V., (Unit)(a)	95,000	45,925
Coca-Cola Femsa S.A.B. de C.V., Series L	4,100	24,894
El Puerto de Liverpool S.A.B. de C.V.	1,000	6,421
Fibra Uno Administracion S.A. de C.V.	24,300	27,018
Fomento Economico Mexicano S.A.B. de C.V.	13,900	119,522
Fresnillo PLC	2,783	30,580
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	960,600	572,398
Gruma S.A.B. de C.V., Class B	1,820	20,548
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,800	22,817
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,610	24,285
Grupo Bimbo S.A.B. de C.V., Series A	13,100	26,131
Grupo Carso S.A.B. de C.V., Series A1	2,400	8,596
Grupo Financiero Banorte S.A.B. de C.V.	15,700	76,640
Grupo Financiero Inbursa S.A.B. de C.V.	18,100	26,130
Grupo Mexico S.A.B. de C.V., Series B	20,400	42,115
Grupo Televisa S.A.B., Series CPO, UNIT	16,000	40,228
Industrias Penoles S.A.B. de C.V.	745	9,098
Infraestructura Energetica Nova S.A.B. de C.V.	2,900	10,776
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	348,200	554,590
Megacable Holdings S.A.B. de C.V., (Unit)	3,400	15,223
Mexichem S.A.B. de C.V.	8,400	21,334
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,220	11,661
Wal-Mart de Mexico S.A.B. de C.V.	33,100	84,183
Total Mexico		2,061,785
NETHERLANDS - 4.0%
ABN AMRO Group N.V.	37,309	877,949
Aegon N.V.	12,692	59,445
Akzo Nobel N.V.	11,181	900,450
ASML Holding N.V.	2,802	438,960
Corbion N.V.	21,363	598,239
EXOR N.V.	852	46,253
Heineken Holding N.V.	782	66,068
Heineken N.V.	12,647	1,117,828
ING Groep N.V.	25,893	278,520
KAS Bank N.V.	51,100	346,191
Koninklijke Ahold Delhaize N.V.	8,392	212,000
Koninklijke DSM N.V.	1,167	94,674
Koninklijke KPN N.V.	23,589	68,903
Koninklijke Philips N.V.	6,580	230,692
Koninklijke Vopak N.V.	650	29,477
NN Group N.V.	2,128	84,606
NXP Semiconductors N.V.	2,300	168,544
QIAGEN N.V.(a)	1,632	55,767
Randstad N.V.	877	40,210
Royal Dutch Shell PLC, Class A	114,038	3,356,461
Royal Dutch Shell PLC, Class B	25,456	761,070
Sligro Food Group N.V.	16,107	643,037
Wolters Kluwer N.V.	21,344	1,255,181
Total Netherlands		11,730,525
NEW ZEALAND - 0.1%
a2 Milk Co., Ltd.(a)	4,330	32,529
Auckland International Airport Ltd.	5,224	25,213
Fisher & Paykel Healthcare Corp. Ltd.	3,054	26,688
Fletcher Building Ltd.(a)	4,568	14,962
Meridian Energy Ltd.	6,860	15,697
Ryman Healthcare Ltd.	2,141	15,451
Spark New Zealand Ltd.	9,822	27,398
Total New Zealand		157,938
NORWAY - 1.3%
Aker BP ASA	673	16,968
Borregaard ASA	72,804	630,747
DNB ASA	6,127	98,348
Equinor ASA	62,594	1,327,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Gjensidige Forsikring ASA	1,071	16,755
Marine Harvest ASA	2,969	62,579
Norsk Hydro ASA	9,558	43,308
Orkla ASA	6,278	49,156
Schibsted ASA, Class B	525	15,971
Telenor ASA	82,701	1,606,078
Yara International ASA	1,255	48,379
Total Norway		3,916,041
PERU - 0.1%
Cia de Minas Buenaventura S.A.A., ADR	1,000	16,220
Credicorp Ltd.	500	110,835
Southern Copper Corp.	500	15,385
Total Peru		142,440
PHILIPPINES - 0.1%
Aboitiz Equity Ventures, Inc.	10,560	11,006
Aboitiz Power Corp.	7,900	5,267
Alliance Global Group, Inc.	21,900	4,948
Ayala Corp.	1,330	22,738
Ayala Land, Inc.	65,900	50,936
Bank of the Philippine Islands	4,800	8,573
BDO Unibank, Inc.	10,520	26,163
Globe Telecom, Inc.	180	6,489
GT Capital Holdings, Inc.	481	8,915
JG Summit Holdings, Inc.	15,340	16,213
Jollibee Foods Corp.	2,320	12,874
Manila Electric Co.	1,210	8,744
Metro Pacific Investments Corp.	75,900	6,680
Metropolitan Bank & Trust Co.	14,950	23,081
PLDT, Inc.	465	9,985
SM Investments Corp.	1,290	22,505
SM Prime Holdings, Inc.	73,300	49,850
Universal Robina Corp.	4,720	11,373
Total Philippines		306,340
POLAND - 0.1%
Alior Bank S.A.(a)	484	6,891
Bank Handlowy w Warszawie S.A.	181	3,342
Bank Millennium S.A.(a)	3,247	7,698
Bank Polska Kasa Opieki S.A.	1,372	40,000
Bank Zachodni WBK S.A.	186	17,878
CCC S.A.	154	7,990
CD Projekt S.A.(a)	360	14,005
Cyfrowy Polsat S.A.(a)	3,198	19,348
Dino Polska S.A.(a)	262	6,728
Grupa Lotos S.A.	495	11,728
Jastrzebska Spolka Weglowa S.A.(a)	283	5,117
KGHM Polska Miedz S.A.(a)	749	17,769
LPP S.A.	7	14,717
mBank S.A.	79	8,972
Orange Polska S.A.(a)	3,512	4,507
PGE Polska Grupa Energetyczna S.A.(a)	4,504	12,077
Polski Koncern Naftowy ORLEN S.A.	2,121	61,453
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,279	17,157
Powszechna Kasa Oszczednosci Bank Polski S.A.	5,018	53,008
Powszechny Zaklad Ubezpieczen S.A.	3,236	38,125
Total Poland		368,510
PORTUGAL - 0.1%
EDP - Energias de Portugal S.A.	17,932	62,731
Galp Energia,SGPS, S.A.	3,578	56,338
Jeronimo Martins,SGPS, S.A.	1,347	15,963
Total Portugal		135,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

ROMANIA - 0.0% (b)
NEPI Rockcastle PLC	3,397	26,680
RUSSIA - 0.8%
Gazprom PJSC, ADR	36,010	159,428
LUKOIL PJSC, ADR	3,257	233,249
Magnit PJSC, GDR	1,909	24,295
MMC Norilsk Nickel PJSC, ADR	5,000	93,828
Mobile TeleSystems PJSC, ADR	2,700	18,900
Novatek PJSC, GDR	622	106,278
Novolipetsk Steel PJSC, GDR	5,000	114,610
PhosAgro PJSC, GDR	624	7,965
Polyus PJSC, GDR	546	21,349
Rosneft Oil Co. PJSC, GDR	10,000	61,706
Sberbank of Russia PJSC, ADR	17,888	195,894
Severstal PJSC, GDR	8,000	109,200
Surgutneftegas OJSC, ADR	10,000	37,976
Tatneft PJSC, ADR	1,815	114,304
VTB Bank PJSC, GDR	10,000	11,115
Yandex N.V., Class A(a)	37,200	1,017,420
Total Russia		2,327,517
SINGAPORE - 1.1%
Ascendas Real Estate Investment Trust	24,400	46,047
BOC Aviation Ltd.	2,100	15,495
CapitaLand Commercial Trust	13,500	17,340
CapitaLand Ltd.	13,700	31,242
CapitaLand Mall Trust	13,300	22,055
City Developments Ltd.	2,200	13,116
ComfortDelGro Corp. Ltd.	11,600	18,323
DBS Group Holdings Ltd.	138,700	2,411,971
Genting Singapore Ltd.	32,400	23,193
Golden Agri-Resources Ltd.	37,800	6,787
Jardine Cycle & Carriage Ltd.	500	12,944
Keppel Corp. Ltd.	7,800	33,861
Oversea-Chinese Banking Corp. Ltd.	21,268	175,920
SATS Ltd.	3,600	12,330
Sembcorp Industries Ltd.	5,300	9,874
Singapore Airlines Ltd.	2,900	20,035
Singapore Exchange Ltd.	4,300	22,536
Singapore Press Holdings Ltd.	8,600	14,820
Singapore Technologies Engineering Ltd.	8,400	21,533
Singapore Telecommunications Ltd.	55,900	120,310
Suntec Real Estate Investment Trust	13,500	17,610
United Overseas Bank Ltd.	8,900	161,001
UOL Group Ltd.	2,700	12,279
Venture Corp. Ltd.	1,700	17,454
Wilmar International Ltd.	14,300	32,748
Total Singapore		3,290,824
SOUTH AFRICA - 1.5%
Absa Group Ltd.	5,498	61,708
Anglo American Platinum Ltd.	570	21,251
AngloGold Ashanti Ltd.	3,137	39,852
Aspen Pharmacare Holdings Ltd.	3,274	30,637
Bid Corp. Ltd.	2,641	48,584
Bidvest Group Ltd. (The)	2,755	39,575
Capitec Bank Holdings Ltd.	332	25,728
Clicks Group Ltd.	2,254	29,966
Discovery Ltd.	3,044	33,800
Exxaro Resources Ltd.	2,097	20,229
FirstRand Ltd.	24,061	109,595
Fortress REIT Ltd., Class A	11,380	14,419
Fortress REIT Ltd., Class B	9,675	9,742
Foschini Group Ltd. (The)	2,051	23,685
Gold Fields Ltd.	7,715	26,721
Growthpoint Properties Ltd.	24,095	39,165
Hyprop Investments Ltd.	2,260	12,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Investec Ltd.	2,482	13,559
Investec PLC	5,586	31,403
Kumba Iron Ore Ltd.	653	12,842
Liberty Holdings Ltd.	1,438	10,994
Life Healthcare Group Holdings Ltd.	11,044	20,307
MMI Holdings Ltd.(a)	10,106	12,000
Mondi Ltd.	1,111	23,932
Mr Price Group Ltd.	48,441	827,602
MTN Group Ltd.	12,610	77,946
Naspers Ltd., Class N	3,021	604,854
Nedbank Group Ltd.	3,074	58,629
Netcare Ltd.	11,482	21,012
Old Mutual Ltd.	37,911	56,536
Pick n Pay Stores Ltd.	3,269	15,398
PSG Group Ltd.	1,275	21,619
Rand Merchant Investment Holdings Ltd.	6,256	15,808
Redefine Properties Ltd.	46,665	31,409
Remgro Ltd.	4,066	55,024
Resilient REIT Ltd.	3,030	12,069
RMB Holdings Ltd.	5,989	32,810
Sanlam Ltd.	242,168	1,341,414
Sappi Ltd.	4,788	27,161
Sasol Ltd.	3,989	118,539
Shoprite Holdings Ltd.	3,504	46,286
SPAR Group Ltd. (The)	1,570	22,618
Standard Bank Group Ltd.	9,249	114,914
Telkom S.A. SOC Ltd.	3,263	14,369
Tiger Brands Ltd.	1,437	27,329
Truworths International Ltd.	3,619	22,131
Vodacom Group Ltd.	4,845	44,561
Woolworths Holdings Ltd.	8,431	32,289
Total South Africa		4,354,823
SOUTH KOREA - 2.0%
Amorepacific Corp.	184	34,621
AMOREPACIFIC Group	166	10,832
BGF retail Co., Ltd.	45	8,214
BNK Financial Group, Inc.	1,496	9,825
Celltrion Healthcare Co., Ltd.(a)	478	32,440
Celltrion Pharm, Inc.(a)	88	5,029
Celltrion, Inc.(a)	556	111,694
Cheil Worldwide, Inc.	396	7,981
Choong Ang Vaccine Laboratory	40,769	609,025
CJ CheilJedang Corp.	47	13,932
CJ Corp.	84	9,162
CJ ENM Co., Ltd.(a)	62	11,223
CJ Logistics Corp.(a)	46	6,881
Coway Co., Ltd.	279	18,528
Daelim Industrial Co., Ltd.	160	14,699
Daewoo Engineering & Construction Co., Ltd.(a)	954	4,606
DB Insurance Co., Ltd.	284	17,886
DGB Financial Group, Inc.	970	7,226
Doosan Bobcat, Inc.	201	5,691
E-MART, Inc.	120	19,597
Fila Korea Ltd.(a)	320	15,457
GS Engineering & Construction Corp.	288	11,295
GS Holdings Corp.	293	13,539
GS Retail Co., Ltd.	155	5,617
Hana Financial Group, Inc.	2,087	67,875
Hankook Tire Co., Ltd.	426	15,311
Hanmi Pharm Co., Ltd.	36	15,028
Hanmi Science Co., Ltd.	74	5,246
Hanon Systems	1,072	10,388
Hanwha Chemical Corp.	615	11,155
Hanwha Corp.	237	6,657
Hanwha Life Insurance Co., Ltd.	1,744	6,603
HDC Hyundai Development Co-Engineering & Construction(a)	202	8,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

HLB, Inc.(a)	178	12,802
Hotel Shilla Co., Ltd.	180	12,347
Hyundai Department Store Co., Ltd.	81	6,559
Hyundai Engineering & Construction Co., Ltd.	447	21,892
Hyundai Glovis Co., Ltd.	108	12,479
Hyundai Heavy Industries Co., Ltd.(a)	210	24,222
Hyundai Heavy Industries Holdings Co., Ltd.(a)	56	17,350
Hyundai Marine & Fire Insurance Co., Ltd.	359	13,184
Hyundai Mobis Co., Ltd.	471	80,359
Hyundai Motor Co.	1,054	111,893
Hyundai Steel Co.	459	18,665
Industrial Bank of Korea	1,446	18,211
Kakao Corp.	262	24,200
Kangwon Land, Inc.	675	19,324
KB Financial Group, Inc.	2,701	112,677
KCC Corp.	33	9,119
Kia Motors Corp.	2,207	66,523
Korea Aerospace Industries Ltd.(a)	419	12,002
Korea Electric Power Corp.	2,166	64,160
Korea Gas Corp.(a)	159	6,873
Korea Investment Holdings Co., Ltd.	240	12,836
Korea Zinc Co., Ltd.	49	18,973
Korean Air Lines Co., Ltd.	272	8,062
KT Corp.	180	4,800
KT&G Corp.	855	77,845
Kumho Petrochemical Co., Ltd.	105	8,221
LG Chem Ltd.	319	99,438
LG Corp.	544	34,070
LG Display Co., Ltd.	1,334	21,648
LG Electronics, Inc.	610	34,205
LG Household & Health Care Ltd.	63	62,264
LG Innotek Co., Ltd.	81	6,289
LG Uplus Corp.	1,341	21,193
Lotte Chemical Corp.	98	24,366
Lotte Corp.(a)	167	7,890
Lotte Shopping Co., Ltd.	65	12,272
Medy-Tox, Inc.	24	12,472
Mirae Asset Daewoo Co., Ltd.	2,293	13,462
NAVER Corp.	960	105,212
NCSoft Corp.	149	62,456
Netmarble Corp.	146	14,590
NH Investment & Securities Co., Ltd.	807	9,459
OCI Co., Ltd.	103	9,895
Orange Life Insurance Ltd.	188	4,716
Orion Corp/Republic of Korea	125	13,406
Ottogi Corp.	7	4,536
Pan Ocean Co., Ltd.(a)	1,380	5,510
Pearl Abyss Corp.(a)	32	5,990
POSCO	520	113,740
Posco Daewoo Corp.	283	4,620
S-1 Corp.	98	8,805
S-Oil Corp.	258	22,504
Samsung Biologics Co., Ltd.(a)	95	33,044
Samsung C&T Corp.	646	61,147
Samsung Card Co., Ltd.	166	5,128
Samsung Electro-Mechanics Co., Ltd.	321	29,924
Samsung Electronics Co., Ltd.	32,729	1,139,352
Samsung Electronics Co., Ltd., GDR	724	627,365
Samsung Engineering Co., Ltd.(a)	900	14,213
Samsung Fire & Marine Insurance Co., Ltd.	259	62,279
Samsung Heavy Industries Co., Ltd.(a)	2,221	14,783
Samsung Life Insurance Co., Ltd.	402	29,416
Samsung SDI Co., Ltd.	380	74,692
Samsung SDS Co., Ltd.	200	36,602
Samsung Securities Co., Ltd.	359	10,152
Shinhan Financial Group Co., Ltd.	2,920	103,532
Shinsegae, Inc.	42	9,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

SillaJen, Inc.(a)	293	19,394
SK Holdings Co., Ltd.	268	62,533
SK Hynix, Inc.	4,048	220,683
SK Innovation Co., Ltd.	447	71,750
SK Materials Co., Ltd.	4,593	622,456
SK Telecom Co., Ltd.	116	27,989
ViroMed Co., Ltd.(a)	78	17,869
Woori Bank	2,715	37,966
Yuhan Corp.	51	9,359
Total South Korea		6,023,869
SPAIN - 1.6%
Abertis Infraestructuras S.A.(a)	3,711	78,065
ACS Actividades de Construccion y Servicios S.A.	1,773	68,628
Aena SME S.A.	452	70,228
Amadeus IT Group S.A.	2,876	200,105
Banco Bilbao Vizcaya Argentaria S.A.	146,839	779,981
Banco de Sabadell S.A.	39,184	44,835
Banco Santander S.A.	111,051	504,282
Bankia S.A.	10,032	29,352
Bankinter S.A.	5,028	40,345
CaixaBank S.A.	23,253	84,209
Enagas S.A.	1,727	46,684
Endesa S.A.	2,359	54,400
Ferrovial S.A.	3,472	70,317
Gas Natural SDG S.A.	2,492	63,573
Grifols S.A.	2,079	54,578
Iberdrola S.A.	41,815	335,769
Industria de Diseno Textil S.A.	7,266	185,462
Mapfre S.A.	10,164	26,995
Red Electrica Corp. S.A.	62,251	1,388,210
Repsol S.A.	9,172	147,459
Siemens Gamesa Renewable Energy S.A.(a)	2,149	26,165
Telefonica S.A.	32,227	271,267
Total Spain		4,570,909
SWEDEN - 3.1%
Ahlstrom-Munksjo Oyj	45,728	635,001
Alfa Laval AB	2,085	44,822
Assa Abloy AB, Class B	125,806	2,252,782
Atlas Copco AB, Class A	4,803	114,590
Atlas Copco AB, Class B	2,589	56,730
Avanza Bank Holding AB	15,021	718,252
BioGaia AB, Class B	16,634	595,780
Boliden AB	2,928	63,447
Cloetta AB, Class B	218,158	596,022
Electrolux AB, Series B	1,916	40,387
Epiroc AB, Class A(a)	117,924	1,120,822
Epiroc AB, Class B(a)	2,089	18,647
Essity AB, Class B	4,342	106,733
Hennes & Mauritz AB, Class B	6,016	85,554
Hexagon AB, Class B	1,689	78,078
Husqvarna AB, Class B	2,231	16,563
IAR Systems Group AB	30,041	828,332
ICA Gruppen AB	431	15,397
Industrivarden AB, Class C	894	18,100
Investor AB, Class B	3,223	136,959
Kabe Husvagnar AB, Class B	27,096	437,183
Kinnevik AB, Class B	1,892	45,785
L E Lundbergforetagen AB, Class B	537	15,858
Lundin Petroleum AB	1,002	25,024
Sandvik AB	7,168	102,705
Securitas AB, Class B	2,506	40,371
Skandinaviska Enskilda Banken AB, Class A	10,640	103,430
Skanska AB, Class B	2,713	43,259
SKF AB, Class B	2,022	30,732
Svenska Handelsbanken AB, Class A	9,859	109,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Swedbank AB, Class A	6,384	142,690
Swedish Match AB	1,232	48,501
Tele2 AB, Class B	3,608	46,016
Telefonaktiebolaget LM Ericsson, Class B	21,437	189,759
Telia Co. AB	20,356	96,831
Volvo AB, Class B	10,555	138,208
Total Sweden		9,159,038
SWITZERLAND - 6.4%
ABB Ltd.	12,756	243,590
Adecco Group AG	1,132	53,207
Baloise Holding AG	360	49,702
Barry Callebaut AG	19	29,652
Bobst Group S.A.	7,604	529,152
Burckhardt Compression Holding AG	2,082	488,465
Chocoladefabriken Lindt & Spruengli AG	8	49,711
Chocoladefabriken Lindt & Spruengli AG	1	74,575
Cie Financiere Richemont S.A.	3,451	222,547
Clariant AG(a)	1,644	30,318
Coca-Cola HBC AG(a)	1,478	46,258
Credit Suisse Group AG(a)	17,800	194,584
Dufry AG(a)	370	35,232
EMS-Chemie Holding AG	65	30,948
Ferguson PLC	26,846	1,715,411
Geberit AG	240	93,461
Givaudan S.A.	478	1,108,324
Glencore PLC(a)	79,078	294,017
Gurit Holding AG	784	691,801
Julius Baer Group Ltd.(a)	21,342	760,554
Kuehne + Nagel International AG	388	49,946
LafargeHolcim Ltd.(a)	3,224	133,050
LEM Holding S.A.	572	609,914
Lonza Group AG(a)	523	135,956
Nestle S.A.	20,719	1,681,611
Novartis AG	61,372	5,256,155
Pargesa Holding S.A.	353	25,459
Partners Group Holding AG	116	70,568
Roche Holding AG	4,601	1,142,239
Schindler Holding AG Participant Certificate	288	57,183
Schindler Holding AG	168	32,653
SGS S.A.	35	78,786
Sika AG	925	117,497
Sonova Holding AG	386	63,476
STMicroelectronics N.V.	4,612	65,369
Straumann Holding AG	75	47,367
Swatch Group AG (The)	231	67,419
Swatch Group AG (The)	451	26,087
Swiss Life Holding AG(a)	231	89,159
Swiss Prime Site AG(a)	539	43,660
Swiss Re AG	2,112	194,305
Swisscom AG	176	84,124
Temenos AG(a)	500	60,081
UBS Group AG(a)	81,386	1,015,147
Valiant Holding AG	6,206	683,002
Vifor Pharma AG	335	36,453
Zurich Insurance Group AG	1,008	300,473
Total Switzerland		18,908,648
TAIWAN - 2.9%
Acer, Inc.(a)	19,000	11,997
Advantech Co., Ltd.	2,000	13,663
Airtac International Group	1,000	9,809
ASE Technology Holding Co., Ltd.(a)	20,000	37,897
Asia Cement Corp.	14,000	15,483
Asustek Computer, Inc.	4,000	26,215
AU Optronics Corp.	53,000	21,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Catcher Technology Co., Ltd.	4,000	29,287
Cathay Financial Holding Co., Ltd.	57,000	87,257
Chailease Holding Co., Ltd.	7,000	22,079
Chang Hwa Commercial Bank Ltd.	34,320	19,219
Cheng Shin Rubber Industry Co., Ltd.	12,000	15,962
Chicony Electronics Co., Ltd.	4,000	8,145
China Airlines Ltd.	22,000	7,870
China Development Financial Holding Corp.	81,000	25,650
China Life Insurance Co., Ltd.	17,000	15,426
China Steel Corp.	93,000	73,439
Chunghwa Telecom Co., Ltd.	27,000	98,581
Compal Electronics, Inc.	27,000	15,313
CTBC Financial Holding Co., Ltd.	121,000	79,586
Delta Electronics, Inc.	17,000	71,550
E.Sun Financial Holding Co., Ltd.	57,000	37,287
Eclat Textile Co., Ltd.	1,000	11,309
Eva Airways Corp.	16,800	8,632
Evergreen Marine Corp. Taiwan Ltd.	17,757	6,885
Far Eastern New Century Corp.	20,000	18,163
Far EasTone Telecommunications Co., Ltd.	10,000	24,840
Feng TAY Enterprise Co., Ltd.	2,000	11,424
First Financial Holding Co., Ltd.	58,580	38,164
Formosa Chemicals & Fibre Corp.	24,000	82,105
Formosa Petrochemical Corp.	7,000	24,840
Formosa Plastics Corp.	30,000	98,610
Formosa Taffeta Co., Ltd.	7,000	7,874
Foxconn Technology Co., Ltd.	6,000	11,847
Fubon Financial Holding Co., Ltd.	46,000	70,578
Giant Manufacturing Co., Ltd.	2,000	9,387
Globalwafers Co., Ltd.	1,000	9,168
Highwealth Construction Corp.	6,000	8,778
Hiwin Technologies Corp.	1,000	7,215
Hon Hai Precision Industry Co., Ltd.	94,600	217,716
Hotai Motor Co., Ltd.	2,000	16,575
Hua Nan Financial Holdings Co., Ltd.	45,980	26,186
Innolux Corp.	56,000	17,746
Inventec Corp.	17,000	12,164
Largan Precision Co., Ltd.	1,000	104,345
Lite-On Technology Corp.	14,000	18,488
MediaTek, Inc.	9,000	66,982
Mega Financial Holding Co., Ltd.	89,000	75,136
Merida Industry Co., Ltd.	160,000	716,991
Micro-Star International Co., Ltd.	4,000	9,953
Nan Ya Plastics Corp.	36,000	88,536
Nanya Technology Corp.	7,000	12,536
Nien Made Enterprise Co., Ltd.	1,000	7,660
Novatek Microelectronics Corp.	4,000	18,467
Paiho Shih Holdings Corp.	508,000	667,679
Pegatron Corp.	12,000	20,090
Phison Electronics Corp.	1,000	7,446
Pou Chen Corp.	14,000	14,830
Powertech Technology, Inc.	5,000	10,749
President Chain Store Corp.	5,000	50,375
Quanta Computer, Inc.	16,000	27,384
Realtek Semiconductor Corp.	3,000	13,914
Ruentex Development Co., Ltd.	4,200	6,120
Ruentex Industries Ltd.	3,000	7,672
Shin Kong Financial Holding Co., Ltd.	52,748	15,426
Sinmag Equipment Corp.	163,000	592,051
SinoPac Financial Holdings Co., Ltd.	65,280	21,847
Standard Foods Corp.	4,000	6,464
Synnex Technology International Corp.	10,000	11,815
TaiMed Biologics, Inc.(a)	1,000	5,347
Taishin Financial Holding Co., Ltd.	59,527	25,310
Taiwan Business Bank	29,120	9,804
Taiwan Cement Corp.	25,000	28,855
Taiwan Cooperative Financial Holding Co., Ltd.	52,530	30,177
Taiwan High Speed Rail Corp.	14,000	13,893
Taiwan Mobile Co., Ltd.	10,000	34,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Taiwan Semiconductor Manufacturing Co., Ltd.	167,000	1,212,625
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	48,900	1,804,899
Tatung Co., Ltd.(a)	12,000	10,104
Tong Yang Industry Co., Ltd.	507,000	606,334
TOPBI International Holdings Ltd.	228,900	617,832
Uni-President Enterprises Corp.	33,000	74,866
United Microelectronics Corp.	70,000	25,312
Vanguard International Semiconductor Corp.	6,000	11,638
Walsin Technology Corp.	2,000	10,104
Win Semiconductors Corp.	2,000	7,705
Winbond Electronics Corp.	20,000	8,813
Wistron Corp.	17,000	10,515
WPG Holdings Ltd.	10,120	12,143
Yageo Corp.	2,000	20,716
Yuanta Financial Holding Co., Ltd.	61,000	30,667
Zhen Ding Technology Holding Ltd.	3,000	7,803
Total Taiwan		8,696,030
THAILAND - 0.9%
Advanced Info Service PCL	5,600	29,697
Airports of Thailand PCL	31,100	61,427
Bangkok Bank PCL	1,300	8,275
Bangkok Dusit Medical Services PCL	20,700	15,755
Bangkok Expressway & Metro PCL	40,100	11,957
Banpu PCL	11,100	5,051
Berli Jucker PCL	6,400	9,983
BTS Group Holdings PCL	31,300	9,185
Bumrungrad Hospital PCL	1,900	10,937
Central Pattana PCL	7,200	16,544
Charoen Pokphand Foods PCL	16,100	12,168
CP ALL PCL	35,600	75,174
Delta Electronics Thailand PCL	2,700	5,766
Energy Absolute PCL	6,000	7,846
Glow Energy PCL	2,700	7,383
Home Product Center PCL	21,100	9,846
Indorama Ventures PCL	8,400	14,018
IRPC PCL	53,600	9,468
Kasikornbank PCL	3,600	20,479
Kasikornbank PCL Foreign Shares	127,800	725,009
Krung Thai Bank PCL	18,700	11,033
Minor International PCL	12,100	12,644
PTT Exploration & Production PCL	7,400	25,681
PTT Global Chemical PCL	12,100	26,512
PTT PCL	71,200	100,412
Robinson PCL	2,700	5,262
Sahamitr Pressure Container PCL	1,798,500	690,456
Siam Cement PCL (The)	1,600	20,540
Siam Cement PCL (The)	600	8,038
Siam Commercial Bank PCL (The)	13,000	53,362
Thai Oil PCL	6,000	12,194
Thai Union Group PCL	10,200	5,079
True Corp. PCL	53,600	8,572
Vanachai Group PCL	3,272,691	496,784
Total Thailand		2,542,537
TURKEY - 0.1%
Akbank Turk A/S	19,966	25,757
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,037	11,831
Arcelik A/S	3,597	10,716
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,581	16,252
BIM Birlesik Magazalar A/S	1,857	30,525
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	10,170	2,873
Eregli Demir ve Celik Fabrikalari TAS	13,918	18,923
Ford Otomotiv Sanayi A/S	1,143	10,783
Haci Omer Sabanci Holding A/S	10,785	15,303
KOC Holding A/S	7,454	19,950
Petkim Petrokimya Holding A/S	19,800	18,816
TAV Havalimanlari Holding A/S	5,000	22,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

Tupras Turkiye Petrol Rafinerileri A/S	1,120	24,673
Turk Hava Yollari AO(a)	5,879	17,842
Turkcell Iletisim Hizmetleri A/S	10,273	23,557
Turkiye Garanti Bankasi A/S	20,042	30,041
Turkiye Halk Bankasi A/S	8,929	11,799
Turkiye Is Bankasi A/S	19,072	16,277
Turkiye Sise ve Cam Fabrikalari A/S	18,000	19,276
Total Turkey		347,774
UNITED ARAB EMIRATES - 0.1%
Abu Dhabi Commercial Bank PJSC	16,921	37,534
Aldar Properties PJSC	16,835	7,342
DAMAC Properties Dubai Co. PJSC	9,715	3,982
DP World Ltd.	889	15,202
Dubai Islamic Bank PJSC	8,818	12,004
Emaar Malls PJSC	10,450	5,081
Emaar Properties PJSC	18,779	21,112
Emirates Telecommunications Group Co. PJSC	12,647	58,478
First Abu Dhabi Bank PJSC	7,583	29,108
NMC Health PLC	808	28,200
Total United Arab Emirates		218,043
UNITED STATES - 0.5%
Bausch Health Cos., Inc.(a)	2,400	44,389
Carnival PLC	1,237	59,403
Nexteer Automotive Group Ltd.	5,000	7,127
Schlumberger Ltd.	8,900	321,112
Sensata Technologies Holding PLC(a)	17,300	775,732
Shire PLC	6,275	365,127
Total United States		1,572,890
TOTAL COMMON STOCKS (Cost: $328,032,935)		280,928,189
RIGHTS - 0.0% (b)
SPAIN - 0.0% (b)
Repsol S.A.(a) (Cost $4,282)	9,172	4,204
PREFERRED STOCKS - 1.1%
BRAZIL - 0.3%
Banco Bradesco S.A., 2.69%	22,600	224,976
Braskem S.A., 4.06%, Class A	1,600	19,541
Centrais Eletricas Brasileiras S.A., Class B(a)	2,700	19,550
Cia Brasileira de Distribuicao, 1.53%	1,200	25,026
Cia Energetica de Minas Gerais, 4.65%	8,200	29,238
Gerdau S.A., 2.46%	7,600	28,966
Itau Unibanco Holding S.A., 5.65%	33,350	305,223
Itausa - Investimentos Itau S.A., 3.26%	28,470	88,716
Lojas Americanas S.A., 0.37%	5,800	29,406
Petroleo Brasileiro S.A., 3.54%	26,300	153,399
Telefonica Brasil S.A., 8.79%	3,100	36,967
Total Brazil		961,008
CHILE - 0.0% (b)
Embotelladora Andina S.A., 3.50%, Class B	1,393	5,241
Sociedad Quimica y Minera de Chile S.A., 4.57%, Class B	919	36,287
Total Chile		41,528
COLOMBIA - 0.0% (b)
Bancolombia S.A., 2.98%	3,060	29,587
Grupo Aval Acciones y Valores S.A., 4.77%	36,414	11,202
Grupo de Inversiones Suramericana S.A., 1.67%	1,128	10,795
Total Colombia		51,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
December 31, 2018

GERMANY - 0.7%
Bayerische Motoren Werke AG, 6.29%	454	32,376
Fuchs Petrolub SE, 2.22%	572	23,648
Henkel AG & Co. KGaA, 1.85%	1,257	137,301
Porsche Automobil Holding SE, 3.13%	1,143	67,222
Sartorius AG, 0.45%	283	35,221
Volkswagen AG, 2.72%	11,120	1,773,145
Total Germany		2,068,913
SOUTH KOREA - 0.1%
Amorepacific Corp., 1.32%	51	4,700
CJ Corp.(a)	12	394
Hyundai Motor Co., 1.20%	216	14,905
Hyundai Motor Co., 2nd Preference. 1.31%	137	8,624
LG Chem Ltd., 2.91%	44	7,715
LG Household & Health Care Ltd., 1.26%	12	7,066
Samsung Electronics Co., Ltd., 3.02%	5,633	160,955
Total South Korea		204,359
TOTAL PREFERRED STOCKS (Cost: $3,684,392)		3,327,392
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.16% (Cost $11,744,919)(c)	11,744,919	11,744,919
TOTAL INVESTMENTS - 100.2% (Cost: $343,466,528)		296,004,704
OTHER ASSETS AND LIABILITIES, NET - (0.2)%		(625,742)
NET ASSETS - 100.0%		$295,378,962

(a)	Non-income producing.
(b)	Amount is less than 0.05%.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Futures contracts open at December 31, 2018:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 2.2%
MSCI EAFE Index	Long	2,350	03/15/2019	$4,032,600	$(105,500)
MSCI Emerging Markets Index	Long	2,550	03/15/2019	2,465,340	(60,837)
Total					(166,337)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018.

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,422,450	$232,505,739	$—	$280,928,189
Rights	4,204	—	—	4,204
Preferred Stocks	51,584	3,275,808	—	3,327,392
Money Market Fund	11,744,919	—	—	11,744,919
Total	$60,223,157	$235,781,547	$—	$296,004,704
Unrealized Depreciation on Futures Contracts	(166,337)	—	—	(166,337)
Total - Net Investments	$60,056,820	$235,781,547	$—	$295,838,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 46.4%
BASIC MATERIALS - 1.6%
Alcoa Nederland Holding B.V., 6.13%, 5/15/28 (a)	$200,000	$191,500
Aleris International, Inc., Secured Note, 10.75%, 7/15/23 (a)	125,000	127,725
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25 (a)	200,000	188,000
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	200,000	180,718
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., Senior Secured Note, 8.75%, 7/15/26 (a)	50,000	44,928
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25 (a)	100,000	99,250
Blue Cube Spinco LLC, 10.00%, 10/15/25	111,000	125,430
CF Industries, Inc., 5.38%, 3/15/44	100,000	81,000
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23 (a)	167,000	165,181
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	100,000	90,000
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22 (b)	340,000	331,456
Coeur Mining, Inc., 5.88%, 6/1/24	100,000	88,000
Commercial Metals Co., 5.38%, 7/15/27	150,000	134,250
Consolidated Energy Finance S.A., Senior Note, 6.50%, 5/15/26 (a)	200,000	191,500
Domtar Corp., 6.75%, 2/15/44	374,000	379,587
Dow Chemical Co. (The), Senior Note, 4.80%, 11/30/28 (a)	191,000	194,453
DowDuPont, Inc., Senior Bond, 5.42%, 11/15/48	276,000	287,126
DowDuPont, Inc., Senior Note, 3.77%, 11/15/20	65,000	65,610
DowDuPont, Inc., Senior Note, 4.73%, 11/15/28	278,000	288,319
First Quantum Minerals Ltd., 6.50%, 3/1/24 (a)	200,000	166,000
First Quantum Minerals Ltd., 6.88%, 3/1/26 (a)	200,000	160,500
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	145,875
Freeport-McMoRan, Inc., 5.45%, 3/15/43	125,000	95,156
Freeport-McMoRan, Inc., 6.88%, 2/15/23	100,000	103,125
Georgia-Pacific LLC, 5.40%, 11/1/20 (a)	517,000	535,601
Hecla Mining Co., 6.88%, 5/1/21	150,000	147,000
Hexion, Inc., Secured Note, 13.75%, 2/1/22 (a)	150,000	72,000
Hexion, Inc., Senior Secured Note, 10.38%, 2/1/22 (a)	50,000	39,875
Hexion, Inc./Hexion Nova Scotia Finance ULC, Secured Note, 9.00%, 11/15/20	150,000	66,000
Hudbay Minerals, Inc., 7.63%, 1/15/25 (a)	100,000	97,750
International Paper Co., Senior Bond, 4.35%, 8/15/48	500,000	428,372
Inversiones CMPC S.A., 4.38%, 4/4/27 (a)	500,000	474,620
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	97,750
Mercer International, Inc., Senior Note, 7.38%, 1/15/25 (a)	50,000	49,875
Mosaic Co. (The), Senior Note, 4.05%, 11/15/27	14,000	13,286
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27 (a)	100,000	88,500
Platform Specialty Products Corp., 5.88%, 12/1/25 (a)	100,000	93,500
RPM International, Inc., Senior Bond, 4.25%, 1/15/48	26,000	22,163
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (a)	50,000	47,000
Sherwin-Williams Co. (The), Senior Note, 2.25%, 5/15/20	97,000	95,501
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	95,153
Steel Dynamics, Inc., 5.13%, 10/1/21	25,000	24,969
Steel Dynamics, Inc., 5.50%, 10/1/24	100,000	99,000
Syngenta Finance N.V., 4.44%, 4/24/23 (a)	200,000	192,734
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22 (a)	100,000	90,000
Teck Resources Ltd., 4.75%, 1/15/22	150,000	149,250
Teck Resources Ltd., 8.50%, 6/1/24 (a)	175,000	187,469
Teck Resources Ltd., Senior Bond, 6.13%, 10/1/35	250,000	238,750
TPC Group, Inc., Senior Secured Note, 8.75%, 12/15/20 (a)	210,000	199,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (a)	100,000	87,400
Tronox Finance PLC, 5.75%, 10/1/25 (a)	100,000	81,000
United States Steel Corp., Senior Note, 6.88%, 8/15/25	100,000	91,500
Valvoline, Inc., 5.50%, 7/15/24	150,000	146,625
Venator Finance Sarl/Venator Materials LLC, 5.75%, 7/15/25 (a)	250,000	200,000
Versum Materials, Inc., 5.50%, 9/30/24 (a)	150,000	148,500
Total Basic Materials		8,325,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

COMMUNICATIONS - 4.0%
21st Century Fox America, Inc., 6.15%, 3/1/37	100,000	122,785
Altice France S.A., Senior Secured Note, 7.38%, 5/1/26 (a)	200,000	183,500
Altice Luxembourg S.A., 7.75%, 5/15/22 (a)	400,000	364,000
AMC Networks, Inc., 5.00%, 4/1/24	100,000	94,750
Anixter, Inc., 6.00%, 12/1/25 (a)	25,000	24,813
AT&T, Inc., 3.96%, 6/12/24 (1 month USD LIBOR + 1.18%)(c)	270,000	261,898
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	262,000	221,694
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	210,000	188,725
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	277,000	238,823
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	368,000	343,479
Cablevision Systems Corp., Senior Note, 8.00%, 4/15/20	325,000	329,062
CBS Corp., 2.50%, 2/15/23	300,000	282,638
CBS Corp., 3.70%, 8/15/24	227,000	220,575
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.00%, 2/1/28 (a)	100,000	92,000
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 2/15/23	100,000	97,500
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23 (a)	575,000	559,187
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 9/1/23	200,000	199,000
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26 (a)	300,000	294,000
CenturyLink, Inc., Senior Bond, Series P, 7.60%, 9/15/39	75,000	59,250
CenturyLink, Inc., Senior Note, Series T, 5.80%, 3/15/22	25,000	24,063
CenturyLink, Inc., Senior Note, Series S, 6.45%, 6/15/21	225,000	224,437
CenturyLink, Inc., Senior Note, Series W, 6.75%, 12/1/23	150,000	144,563
Charter Communications Operating LLC /Charter Communications Operating Capital, Senior Secured Note, 4.46%, 7/23/22	500,000	504,779
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	41,000	38,211
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	362,910
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.75%, 4/1/48	140,000	131,257
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	123,000	126,366
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	830,000	818,973
Clear Channel Worldwide Holdings, Inc., Senior Note, Series B, 6.50%, 11/15/22	375,000	375,000
Comcast Corp., 3.60%, 3/1/24	331,000	331,770
Comcast Corp., 3.90%, 3/1/38	97,000	89,898
Comcast Corp., 4.15%, 10/15/28	260,000	264,174
Comcast Corp., 4.25%, 10/15/30	90,000	91,082
Comcast Corp., 4.60%, 10/15/38	261,000	263,849
CommScope Technologies LLC, 6.00%, 6/15/25 (a)	150,000	136,500
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47 (a)	150,000	135,117
CSC Holdings LLC, Senior Note, 5.13%, 12/15/21 (a)	250,000	245,000
Digicel Group Ltd., Senior Note, 8.25%, 9/30/20 (a)	200,000	135,000
Digicel Ltd., 6.75%, 3/1/23 (a)	200,000	158,250
Discovery Communications LLC, 3.50%, 6/15/22 (a)	219,000	216,226
Discovery Communications LLC, 3.90%, 11/15/24 (a)	225,000	220,373
Discovery Communications LLC, 5.00%, 9/20/37	750,000	696,405
DISH DBS Corp., 5.00%, 3/15/23	125,000	104,063
DISH DBS Corp., 5.13%, 5/1/20	100,000	98,750
DISH DBS Corp., 5.88%, 11/15/24	25,000	20,125
DISH DBS Corp., 7.75%, 7/1/26	150,000	124,125
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	325,000	225,875
Frontier Communications Corp., Senior Note, 11.00%, 9/15/25	150,000	93,368
Gray Escrow, Inc., Senior Note, 7.00%, 5/15/27 (a)	150,000	146,238
Gray Television, Inc., 5.13%, 10/15/24 (a)	100,000	92,200
Gray Television, Inc., 5.88%, 7/15/26 (a)	122,000	113,741
Hughes Satellite Systems Corp., 6.63%, 8/1/26	150,000	137,438
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25 (a)	250,000	250,700
Level 3 Financing, Inc., 5.38%, 1/15/24	150,000	142,875
Level 3 Financing, Inc., 5.63%, 2/1/23	150,000	147,375
Level 3 Parent LLC, Senior Note, 5.75%, 12/1/22	162,000	159,099
Match Group, Inc., 6.38%, 6/1/24	100,000	101,750
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23 (a)	150,000	154,567
Netflix, Inc., Senior Bond, 6.38%, 5/15/29 (a)	250,000	246,562
Netflix, Inc., Senior Note, 4.88%, 4/15/28	75,000	68,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Netflix, Inc., Senior Note, 5.38%, 2/1/21	100,000	101,250
Netflix, Inc., Senior Note, 5.88%, 2/15/25	125,000	126,094
Netflix, Inc., Senior Note, 5.88%, 11/15/28 (a)	25,000	24,361
Nexstar Broadcasting, Inc., 6.13%, 2/15/22 (a)	155,000	154,225
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	100,000	100,500
Radiate Holdco LLC/Radiate Finance, Inc., Senior Note, 6.63%, 2/15/25 (a)	150,000	129,750
Sinclair Television Group, Inc., 5.88%, 3/15/26 (a)	150,000	139,875
Sirius XM Radio, Inc., 3.88%, 8/1/22 (a)	50,000	47,858
Sirius XM Radio, Inc., 5.00%, 8/1/27 (a)	100,000	91,375
Sirius XM Radio, Inc., 6.00%, 7/15/24 (a)	50,000	50,125
Sprint Capital Corp., 8.75%, 3/15/32	500,000	527,500
Sprint Communications, Inc., Senior Note, 7.00%, 8/15/20	225,000	230,355
Sprint Corp., 7.88%, 9/15/23	150,000	153,937
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23 (a)	825,000	814,687
T-Mobile USA, Inc., 4.50%, 2/1/26	100,000	91,750
T-Mobile USA, Inc., 6.00%, 3/1/23	100,000	100,493
T-Mobile USA, Inc., 6.50%, 1/15/26	200,000	204,000
Telefonica Emisiones SAU, 4.67%, 3/6/38	270,000	244,503
Telefonica Emisiones SAU, 5.21%, 3/8/47	270,000	247,466
Time Warner, Inc., 4.85%, 7/15/45	168,000	150,325
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22 (a)	100,000	100,725
UPCB Finance IV Ltd., Senior Secured Note, 5.38%, 1/15/25 (a)	200,000	187,024
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	500,000	468,437
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	111,000	107,087
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	393,631
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	619,000	645,465
Verizon Communications, Inc., Senior Note, 3.72%, 5/15/25 (3 month USD LIBOR +1.10%)(c)	1,000,000	969,629
Viacom, Inc., 4.25%, 9/1/23	250,000	249,009
Viacom, Inc., Senior Bond, 5.85%, 9/1/43	125,000	122,314
Virgin Media Finance PLC, 5.75%, 1/15/25 (a)	200,000	188,006
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25 (a)	75,000	66,750
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27 (a)	150,000	133,875
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	350,000	331,187
Ziggo Bond Finance B.V., Senior Note, 6.00%, 1/15/27 (a)	200,000	175,000
Total Communications		20,207,739
CONSUMER, CYCLICAL - 4.1%
1011778 BC ULC / New Red Finance, Inc., Secured Note, 5.00%, 10/15/25 (a)	250,000	230,000
Air Canada, 7.75%, 4/15/21 (a)	150,000	158,587
Algeco Global Finance 2 PLC, 10.00%, 8/15/23 (a)	200,000	185,500
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	100,000	85,500
American Airlines Group, Inc., 4.63%, 3/1/20 (a)	150,000	149,250
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	150,000	136,500
American Builders & Contractors Supply Co., Inc., 5.88%, 5/15/26 (a)	150,000	142,829
Aramark Services, Inc., 5.00%, 2/1/28 (a)	250,000	233,125
Aramark Services, Inc., 5.13%, 1/15/24	100,000	99,000
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25 (a)	150,000	130,500
AutoNation, Inc., 3.50%, 11/15/24	187,000	172,991
Beacon Roofing Supply, Inc., 4.88%, 11/1/25 (a)	100,000	87,875
Beacon Roofing Supply, Inc., 6.38%, 10/1/23	100,000	99,000
Beazer Homes USA, Inc., 6.75%, 3/15/25	150,000	129,000
Beazer Homes USA, Inc., 7.25%, 2/1/23	65,000	60,450
BMW US Capital LLC, 3.10%, 4/12/21 (a)	477,000	472,364
Boyd Gaming Corp., 6.00%, 8/15/26	150,000	140,250
Boyd Gaming Corp., 6.38%, 4/1/26	250,000	241,875
Boyd Gaming Corp., 6.88%, 5/15/23	350,000	353,500
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (a)	325,000	279,500
Carvana Co., 8.88%, 10/1/23 (a)	50,000	45,250
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	207,000	202,342
Century Communities, Inc., 6.88%, 5/15/22	200,000	193,500
Cinemark USA, Inc., 5.13%, 12/15/22	225,000	221,625
Constellation Merger Sub, Inc., Senior Note, 8.50%, 9/15/25 (a)	100,000	89,750
Cumberland Farms, Inc., Senior Note, 6.75%, 5/1/25 (a)	125,000	126,250
Daimler Finance North America LLC, 2.00%, 7/6/21 (a)	1,120,000	1,077,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Daimler Finance North America LLC, 3.75%, 11/5/21 (a)	205,000	205,687
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26 (a)	150,000	143,813
Dana, Inc., Senior Note, 6.00%, 9/15/23	250,000	248,750
Delta Air Lines 2015-1 Class A Pass Through Trust, Pass Through Certificates, Series 15-1, 3.88%, 1/30/29	435,313	436,162
Delta Merger Sub, Inc., 6.00%, 9/15/26 (a)	50,000	47,250
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, Senior Secured Note, 7.50%, 5/1/25 (a)	150,000	140,325
Eldorado Resorts, Inc., 7.00%, 8/1/23	225,000	231,187
Enterprise Development Authority (The), 8.75%, 10/15/26 (a)	250,000	216,250
Enterprise Development Authority (The), 12.00%, 7/15/24 (a)	50,000	45,500
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	40,250
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	750,000	580,581
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	490,000	475,437
General Motors Co., Senior Bond, 6.25%, 10/2/43	250,000	234,587
General Motors Financial Co., Inc., Series B, 6.50%, 9/30/28 (6.50% fixed rate until 9/30/28; 3.44% + 3 month USD LIBOR thereafter)(c)(d)	50,000	42,250
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/1/23	100,000	101,370
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	148,351
Golden Nugget, Inc., 8.75%, 10/1/25 (a)	350,000	336,875
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	94,553
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26 (a)	175,000	168,000
Home Depot, Inc. (The), Senior Bond, 4.50%, 12/6/48	313,000	324,005
IRB Holding Corp., 6.75%, 2/15/26 (a)	125,000	109,375
Jacobs Entertainment, Inc., 7.88%, 2/1/24 (a)	150,000	154,500
JC Penney Corp., Inc., Secured Note, 8.63%, 3/15/25 (a)	25,000	13,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24 (a)	75,000	72,375
L Brands, Inc., 5.25%, 2/1/28	50,000	42,750
L Brands, Inc., 5.63%, 10/15/23	150,000	147,188
Lennar Corp., 5.88%, 11/15/24	150,000	150,000
Live Nation Entertainment, Inc., 5.63%, 3/15/26 (a)	150,000	146,625
LTF Merger Sub, Inc., 8.50%, 6/15/23 (a)	422,000	427,275
Marriott International, Inc., Senior Note, Series Y, 3.23%, 12/1/20 (1 month USD LIBOR + 0.60%)(c)	320,000	319,230
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26 (a)	125,000	120,625
McDonald's Corp., Senior Bond, 4.45%, 9/1/48	255,000	242,922
Meritage Homes Corp., 7.00%, 4/1/22	200,000	205,000
MGM Resorts International, 5.75%, 6/15/25	175,000	168,875
MGM Resorts International, 6.00%, 3/15/23	175,000	175,875
MGM Resorts International, 6.63%, 12/15/21	250,000	256,250
MGM Resorts International, 8.63%, 2/1/19	190,000	190,237
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (a)	150,000	140,063
Navistar International Corp., Senior Note, 6.63%, 11/1/25 (a)	250,000	241,250
NCL Corp. Ltd., Senior Note, 4.75%, 12/15/21 (a)	125,000	124,063
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)	50,000	20,625
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22 (a)	345,000	329,895
Party City Holdings, Inc., 6.63%, 8/1/26 (a)	25,000	22,750
Penske Automotive Group, Inc., 3.75%, 8/15/20	100,000	97,500
PriSo Acquisition Corp., 9.00%, 5/15/23 (a)	150,000	151,875
QVC, Inc., 4.85%, 4/1/24	497,000	481,931
Rimon LLC, 2.62%, 6/25/26	460,962	458,514
Scientific Games International, Inc., 10.00%, 12/1/22	650,000	658,118
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	200,000	199,000
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25 (a)	195,000	172,575
Sonic Automotive, Inc., 5.00%, 5/15/23	150,000	136,125
Spirit Airlines Pass Through Trust 2017-1A, Series A, 3.65%, 8/15/31	898,778	857,156
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	450,069
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 7/15/26 (a)	100,000	97,250
Superior Plus LP/Superior General Partner Inc, Senior Note, 7.00%, 7/15/26 (a)	25,000	24,125
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (a)	150,000	142,500
Tenneco, Inc., 5.38%, 12/15/24	125,000	107,813
Tesla, Inc., 5.30%, 8/15/25 (a)	100,000	86,875
Titan International, Inc., 6.50%, 11/30/23	150,000	134,250
Toyota Industries Corp., Senior Note, 3.24%, 3/16/23 (a)	540,000	533,587
Toyota Motor Credit Corp., Senior Note, 3.45%, 9/20/23	274,000	275,087
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	150,000	133,875
Viking Cruises Ltd., 5.88%, 9/15/27 (a)	100,000	93,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25 (a)	150,000	147,750
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20 (a)	215,000	216,007
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21 (a)	215,000	215,431
Walmart, Inc., Senior Note, 2.55%, 4/11/23	525,000	511,809
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	319,782
William Lyon Homes, Inc., 5.88%, 1/31/25	100,000	85,000
Williams Scotsman International, Inc., 6.88%, 8/15/23 (a)	200,000	192,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (a)	100,000	88,000
Wynn Macau Ltd., Senior Note, 5.50%, 10/1/27 (a)	200,000	174,000
Total Consumer, Cyclical		20,867,320
CONSUMER, NON-CYCLICAL - 5.4%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	300,000	315,344
AbbVie, Inc., 4.88%, 11/14/48	119,000	111,175
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	185,206
ADT Corp. (The), Senior Secured Note, 5.25%, 3/15/20	150,000	150,375
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23 (a)	100,000	80,000
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC, 6.63%, 6/15/24	100,000	92,750
Allergan Finance LLC, 3.25%, 10/1/22	179,000	175,003
Allergan Funding SCS, 4.55%, 3/15/35	380,000	360,825
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	85,665
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26 (a)	228,000	215,515
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36 (a)	242,000	225,349
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46 (a)	88,000	81,714
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	224,000	220,171
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	98,250
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	179,000	160,691
Ashtead Capital, Inc., Secured Note, 5.63%, 10/1/24 (a)	200,000	202,000
Avantor, Inc., 6.00%, 10/1/24 (a)	125,000	122,813
Avantor, Inc., Senior Note, 9.00%, 10/1/25 (a)	150,000	150,000
Avery Dennison Corp., Senior Note, 4.88%, 12/6/28	310,000	312,925
B&G Foods, Inc., 5.25%, 4/1/25	50,000	46,500
BAT Capital Corp., 3.56%, 8/15/27	500,000	444,124
Bausch Health Cos Inc., 6.13%, 4/15/25 (a)	550,000	479,875
Bausch Health Cos Inc., 9.00%, 12/15/25 (a)	525,000	522,375
Bausch Health Cos Inc., Senior Note, 8.50%, 1/31/27 (a)	75,000	72,750
Bausch Health Cos Inc.., 5.88%, 5/15/23 (a)	100,000	92,500
Baxter International, Inc., Senior Bond, 3.50%, 8/15/46	203,000	167,850
Bayer US Finance II LLC, 3.50%, 6/25/21 (a)	200,000	198,576
Baylor Scott & White Holdings, 4.19%, 11/15/45	100,000	98,708
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	85,529
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	868,923
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	130,270
Celgene Corp., Senior Bond, 4.55%, 2/20/48	194,000	168,344
Celgene Corp., Senior Note, 3.63%, 5/15/24	207,000	201,874
Celgene Corp., Senior Note, 3.90%, 2/20/28	400,000	375,412
Centene Corp., 6.13%, 2/15/24	250,000	255,938
Centene Escrow I Corp., Senior Note, 5.38%, 6/1/26 (a)	200,000	194,500
Central Garden & Pet Co., 6.13%, 11/15/23	190,000	189,525
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	100,000	45,500
CHS/Community Health Systems, Inc., 8.13%, 6/30/24 (a)	75,000	54,750
Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24 (a)	50,000	49,375
Conagra Brands, Inc., Senior Bond, 5.40%, 11/1/48	138,000	127,253
Conagra Brands, Inc., Senior Note, 3.80%, 10/22/21	395,000	395,122
Conagra Brands, Inc., Senior Note, 4.60%, 11/1/25	245,000	245,886
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	207,000	198,575
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	569,000	554,150
DaVita, Inc., 5.13%, 7/15/24	150,000	140,625
Duke University Health System, Inc., Senior Bond, Series 2017, 3.92%, 6/1/47	70,000	68,430
Eagle Holding Co. II LLC, Senior Note, PIK (7.625% Cash or 8.375% PIK), 7.63%, 5/15/22 (a)(e)	100,000	95,500
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	281,000	271,083
Elanco Animal Health, Inc., 4.27%, 8/28/23 (a)	25,000	24,977
Encompass Health Corp., 5.75%, 11/1/24	150,000	148,500
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (a)	300,000	228,750
Endo Finance LLC, 5.75%, 1/15/22 (a)	150,000	124,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	290,179
Express Scripts Holding Co., 4.50%, 2/25/26	400,000	405,600
Financial & Risk US Holdings, Inc., 6.25%, 5/15/26 (a)	50,000	48,250
Financial & Risk US Holdings, Inc., 8.25%, 11/15/26 (a)	100,000	91,375
Ford Foundation (The), Senior Bond, Series 2017, 3.86%, 6/1/47	175,000	172,159
Garda World Security Corp., Senior Note, 8.75%, 5/15/25 (a)	150,000	136,500
Gartner, Inc., 5.13%, 4/1/25 (a)	100,000	97,269
General Mills, Inc., Senior Bond, 4.70%, 4/17/48	313,000	286,839
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	207,000	207,776
Graham Holdings Co., 5.75%, 6/1/26 (a)	50,000	50,125
Halfmoon Parent, Inc., 4.38%, 10/15/28 (a)	190,000	191,176
Halfmoon Parent, Inc., 4.80%, 8/15/38 (a)	807,000	800,219
Halfmoon Parent, Inc., 4.90%, 12/15/48 (a)	204,000	199,867
HCA, Inc., 5.38%, 2/1/25	150,000	146,250
HCA, Inc., 5.38%, 9/1/26	125,000	121,563
HCA, Inc., 5.63%, 9/1/28	125,000	120,625
HCA, Inc., 5.88%, 2/15/26	100,000	99,500
HCA, Inc., 7.50%, 2/15/22	500,000	531,250
HCA, Inc., Senior Secured Note, 4.75%, 5/1/23	150,000	147,750
HCA, Inc., Senior Secured Note, 5.88%, 3/15/22	200,000	205,000
HCA, Inc., Senior Secured Note, 6.50%, 2/15/20	300,000	307,500
Herc Rentals, Inc., Secured Note, 7.50%, 6/1/22 (a)	155,000	161,975
HLF Financing Sarl LLC/Herbalife International, Inc., 7.25%, 8/15/26 (a)	50,000	49,250
Keurig Dr Pepper, Inc., 4.42%, 5/25/25 (a)	302,000	300,732
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	414,059
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	27,000	29,247
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	134,670
Kraft Heinz Foods Co., 4.38%, 6/1/46	130,000	107,236
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	332,000	317,723
Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23 (a)	130,000	129,463
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	164,953
Matthews International Corp., 5.25%, 12/1/25 (a)	160,000	148,800
McKesson Corp., Senior Note, 3.65%, 11/30/20	465,000	467,130
Medtronic, Inc., 2.50%, 3/15/20	263,000	261,620
Mylan, Inc., 4.20%, 11/29/23	400,000	390,181
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	247,000	248,219
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)	225,000	214,875
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	47,723
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22 (a)	100,000	90,000
Pfizer, Inc., 3.00%, 9/15/21	120,000	120,956
Pilgrim's Pride Corp., 5.75%, 3/15/25 (a)	100,000	93,750
Polaris Intermediate Corp., Intermediate Senior Note, PIK (8.500% Cash or 9.250% PIK), 8.50%, 12/1/22 (a)(e)	200,000	182,424
Post Holdings, Inc., 5.75%, 3/1/27 (a)	200,000	187,500
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	49,352
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	143,775
Prestige Brands, Inc., 6.38%, 3/1/24 (a)	100,000	96,500
Prime Security Services Borrower LLC/Prime Finance, Inc., Secured Note, 9.25%, 5/15/23 (a)	75,000	77,344
Roche Holdings, Inc., 1.75%, 1/28/22 (a)	200,000	191,923
Select Medical Corp., 6.38%, 6/1/21	150,000	149,625
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	657,000	621,033
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21 (a)	120,000	114,679
Sutter Health, Series 2018, 4.09%, 8/15/48	125,000	119,543
Tenet Healthcare Corp., 4.63%, 7/15/24	125,000	116,250
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	125,000	117,344
Tenet Healthcare Corp., Senior Secured Note, 6.00%, 10/1/20	275,000	278,438
Unilever Capital Corp., 2.00%, 7/28/26	1,125,000	1,014,776
United Rentals North America, Inc., 5.50%, 5/15/27	175,000	162,313
United Rentals North America, Inc., 5.88%, 9/15/26	125,000	117,813
United Rentals North America, Inc., 6.50%, 12/15/26	100,000	98,500
UnitedHealth Group, Inc., Senior Bond, 4.45%, 12/15/48	171,000	176,274
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	969,000	939,207
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	343,000	347,364
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	617,028
Universal Hospital Services, Inc., Secured Note, 7.63%, 8/15/20	275,000	272,938
US Foods, Inc., 5.88%, 6/15/24 (a)	300,000	291,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Vector Group Ltd., Senior Note, 10.50%, 11/1/26 (a)	75,000	72,000
Verscend Escrow Corp., 9.75%, 8/15/26 (a)	75,000	70,500
WellCare Health Plans, Inc., 5.38%, 8/15/26 (a)	50,000	48,250
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25 (a)	100,000	88,500
Zoetis, Inc., 3.09%, 8/20/21 (3 month USD LIBOR + 0.44%)(c)	725,000	719,683
Zoetis, Inc., 4.45%, 8/20/48	425,000	417,067
Total Consumer, Non-cyclical		27,161,722
Diversified - 0.0% (f)
HRG Group, Inc., Senior Note, 7.75%, 1/15/22	150,000	151,875
ENERGY - 5.3%
Anadarko Petroleum Corp., Senior Bond, 6.45%, 9/15/36	336,000	363,225
Andeavor Logistics L.P./Tesoro Logistics Finance Corp., 5.20%, 12/1/47	400,000	360,563
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	200,000	186,500
Antero Resources Corp., 5.38%, 11/1/21	150,000	144,750
Apache Corp., Senior Bond, 4.25%, 1/15/44	500,000	403,075
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/1/26 (a)	75,000	67,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Note, 10.00%, 4/1/22 (a)	162,000	165,694
Basic Energy Services, Inc., 10.75%, 10/15/23 (a)	25,000	21,375
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)	100,000	96,500
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Note, 6.63%, 7/15/26 (a)	25,000	23,250
BP Capital Markets America, Inc., 3.25%, 5/6/22	358,000	354,879
BP Capital Markets America, Inc., 3.79%, 2/6/24	285,000	288,055
Bruin E&P Partners LLC, 8.88%, 8/1/23 (a)	100,000	89,000
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26 (a)	100,000	71,000
California Resources Corp., Secured Note, 8.00%, 12/15/22 (a)	400,000	271,000
Callon Petroleum Co., 6.13%, 10/1/24	100,000	93,000
Callon Petroleum Co., 6.38%, 7/1/26	75,000	69,750
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	219,606
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	200,000	185,000
Cenovus Energy, Inc., Senior Bond, 4.45%, 9/15/42	500,000	391,437
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	300,000	264,559
Cenovus Energy, Inc., Senior Note, 4.25%, 4/15/27	285,000	259,723
Centennial Resource Production LLC, 5.38%, 1/15/26 (a)	100,000	93,000
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23 (a)	50,000	35,750
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 5.13%, 6/30/27	225,000	212,411
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 7.00%, 6/30/24	105,000	110,775
Cheniere Energy Partners L.P., 5.25%, 10/1/25	125,000	116,563
Chesapeake Energy Corp., 6.63%, 8/15/20	300,000	290,250
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	132,375
Chevron Corp., Senior Note, 3.19%, 6/24/23	817,000	815,669
Citgo Holding, Inc., Senior Secured Note, 10.75%, 2/15/20 (a)	80,000	81,600
CNX Midstream Partners L.P./CNX Midstream Finance Corp., Senior Note, 6.50%, 3/15/26 (a)	50,000	47,500
CNX Resources Corp., 5.88%, 4/15/22	100,000	96,000
Concho Resources, Inc., 4.30%, 8/15/28	90,000	88,092
Continental Resources, Inc., 4.50%, 4/15/23	243,000	239,141
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (a)	150,000	129,000
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25	200,000	185,500
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25 (a)	125,000	112,500
DCP Midstream Operating L.P., 5.38%, 7/15/25	100,000	97,750
Denbury Resources, Inc., 6.38%, 8/15/21	150,000	109,125
Denbury Resources, Inc., 7.50%, 2/15/24 (a)	25,000	20,125
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21 (a)	125,000	116,875
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25	175,000	145,250
Diamondback Energy, Inc., 4.75%, 11/1/24 (a)	50,000	48,250
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	189,750
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	169,000	160,071
Enbridge, Inc., 3.49%, 6/15/20 (3 month USD LIBOR +0.70%)(c)	675,000	672,665
Encana Corp., Senior Bond, 7.38%, 11/1/31	231,000	270,373
Energy Transfer Equity L.P., Senior Secured Note, 4.25%, 3/15/23	125,000	120,312
Energy Transfer Equity L.P., Senior Secured Note, 7.50%, 10/15/20	350,000	364,000
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	97,066
Energy Transfer Partners L.P., 4.90%, 3/15/35	48,000	43,032
Energy Transfer Partners L.P., 4.95%, 6/15/28	115,000	112,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Energy Transfer Partners L.P., 6.63%, 10/15/36	199,000	204,588
Energy Transfer Partners L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)(d)	150,000	125,531
EnLink Midstream Partners L.P., 5.60%, 4/1/44	75,000	61,679
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	10,000	7,830
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	349,000	314,868
Ensco PLC, Senior Note, 7.75%, 2/1/26	100,000	74,000
Enterprise Products Operating LLC, 4.80%, 2/1/49	208,000	202,342
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	192,810
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	152,000	126,656
EOG Resources, Inc., Senior Bond, 5.10%, 1/15/36	175,000	190,301
EOG Resources, Inc., Senior Note, 2.63%, 3/15/23	500,000	480,321
EP Energy LLC / Everest Acquisition Finance, Inc., 6.38%, 6/15/23	200,000	63,000
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 5/1/20	150,000	116,625
EP Energy LLC / Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24 (a)	375,000	166,875
EQT Corp., Senior Note, 3.57%, 10/1/20 (3 month USD LIBOR +0.77%)(c)	1,385,000	1,349,235
EQT Midstream Partners L.P., Senior Note, Series 5Y, 4.75%, 7/15/23	270,000	268,735
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	225,000	199,125
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	132,750
Halcon Resources Corp., 6.75%, 2/15/25	75,000	54,750
Hess Corp., Senior Bond, 5.60%, 2/15/41	290,000	256,696
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., Senior Note, 5.63%, 2/15/26 (a)	150,000	145,125
Hilcorp Energy I L.P./Hilcorp Finance Co., Senior Note, 6.25%, 11/1/28 (a)	75,000	66,000
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26 (a)	100,000	86,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., Senior Secured Note, 9.25%, 3/15/23 (a)	100,000	87,000
Kinder Morgan Energy Partners L.P., 4.30%, 5/1/24	222,000	221,997
Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	209,000	233,334
Laredo Petroleum, Inc., 5.63%, 1/15/22	150,000	134,625
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (a)	50,000	48,250
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	115,000	129,019
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	150,000	142,500
Matador Resources Co., 5.88%, 9/15/26	50,000	46,000
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, 5/1/24 (a)	200,000	168,750
MEG Energy Corp., 6.38%, 1/30/23 (a)	250,000	236,250
MEG Energy Corp., 7.00%, 3/31/24 (a)	100,000	95,500
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26 (a)	150,000	129,750
MPLX L.P., 4.00%, 3/15/28	134,000	125,666
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	130,140
MPLX L.P., Senior Bond, 4.80%, 2/15/29	4,000	3,993
MPLX L.P., Senior Bond, 5.50%, 2/15/49	85,000	82,786
MPLX L.P., Senior Note, 4.13%, 3/1/27	109,000	103,836
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	200,000	186,896
Murray Energy Corp., Secured Note, 11.25%, 4/15/21 (a)	75,000	46,781
Murray Energy Corp., Secured Note, PIK (9.00% Cash or 3.00% PIK), 12.00%, 4/15/24 (a)(e)	252,208	136,192
Nabors Industries, Inc., 5.50%, 1/15/23	100,000	79,368
National Oilwell Varco, Inc., Senior Bond, 3.95%, 12/1/42	500,000	399,538
NGPL PipeCo LLC, Senior Note, 4.38%, 8/15/22 (a)	200,000	196,000
Nine Energy Service, Inc., Senior Note, 8.75%, 11/1/23 (a)	25,000	23,750
Noble Holding International Ltd., 7.75%, 1/15/24	150,000	113,625
Noble Holding International Ltd., 7.88%, 2/1/26 (a)	100,000	85,250
Northern Oil and Gas, Inc., Secured Note, PIK (8.50% Cash and 1.00% PIK), 9.50%, 5/15/23 (e)	50,000	48,125
Oasis Petroleum, Inc., 6.88%, 3/15/22	275,000	259,187
ONEOK, Inc., 4.95%, 7/13/47	150,000	138,750
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (a)	150,000	145,500
Pattern Energy Group, Inc., 5.88%, 2/1/24 (a)	500,000	482,500
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	150,000	147,375
Peabody Energy Corp., Senior Secured Note, 6.00%, 3/31/22 (a)	150,000	145,500
Petroleos Mexicanos, 5.38%, 3/13/22	250,000	244,875
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	199,152
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	101,100
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	188,000
Petroleos Mexicanos, 6.75%, 9/21/47	545,000	450,655
Phillips 66, 3.29%, 2/26/21 (3 month USD LIBOR +0.60%)(c)	881,000	871,148
Phillips 66, 3.90%, 3/15/28	222,000	214,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Precision Drilling Corp., 7.13%, 1/15/26 (a)	100,000	86,000
Range Resources Corp., 5.00%, 3/15/23	150,000	132,000
Resolute Energy Corp., 8.50%, 5/1/20	150,000	147,750
Sanchez Energy Corp., 6.13%, 1/15/23	250,000	45,000
Sanchez Energy Corp., 7.75%, 6/15/21	150,000	35,250
SemGroup Corp., 7.25%, 3/15/26	70,000	65,450
SESI LLC, 7.75%, 9/15/24	150,000	119,250
Seven Generations Energy Ltd., 5.38%, 9/30/25 (a)	150,000	134,250
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25 (a)	50,000	42,750
SM Energy Co., Senior Note, 6.75%, 9/15/26	325,000	290,875
Southwestern Energy Co., 6.20%, 1/23/25	167,000	149,256
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	150,000	142,500
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)(d)	100,000	94,000
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	150,000	146,250
Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	75,000	71,063
Sunoco Logistics Partners Operations L.P., 5.35%, 5/15/45	114,000	101,021
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23 (a)	25,000	24,125
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 4/15/26 (a)	200,000	194,500
TerraForm Power Operating LLC, 4.25%, 1/31/23 (a)	100,000	93,250
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39 (a)	413,907	376,300
Transcanada Trust, 5.30%, 3/15/77 (5.30% fixed rate until 3/15/27; 3.21% + 3 month USD LIBOR until 3/15/47; 3.96% + 3 month USD LIBOR thereafter)(c)	166,000	143,279
Transcanada Trust, 5.63%, 5/20/75 (5.63% fixed rate until 5/20/25; 3.53% + 3 month USD LIBOR until 5/20/45; 4.28% + 3 month USD LIBOR thereafter)(c)	117,000	105,446
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24 (a)	25,000	23,938
Transocean, Inc., 7.50%, 1/15/26 (a)	150,000	131,625
Transocean, Inc., 9.00%, 7/15/23 (a)	100,000	99,500
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	342,906
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23 (a)	175,000	138,250
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23 (a)	100,000	80,000
W&T Offshore, Inc., Secured Note, 9.75%, 11/1/23 (a)	25,000	21,875
Warrior Met Coal, Inc., Senior Secured Note, 8.00%, 11/1/24 (a)	150,000	148,875
Weatherford International Ltd., 8.25%, 6/15/23	100,000	60,250
Weatherford International Ltd., 9.88%, 2/15/24	150,000	92,250
Western Gas Partners L.P., 5.50%, 8/15/48	10,000	8,913
Western Gas Partners L.P., Senior Note, 4.65%, 7/1/26	188,000	181,897
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	142,500
WildHorse Resource Development Corp., 6.88%, 2/1/25	150,000	141,750
Williams Cos., Inc. (The), Senior Note, 4.55%, 6/24/24	200,000	201,928
Williams Partners L.P., Senior Bond, 4.90%, 1/15/45	200,000	181,685
Woodside Finance Ltd., 3.70%, 3/15/28 (a)	500,000	462,746
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	150,000	135,750
Total Energy		26,988,615
FINANCIAL - 13.4%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	666,667	663,099
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25 (a)	100,000	85,250
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	404,572
Ally Financial, Inc., Senior Note, 3.75%, 11/18/19	350,000	348,688
Ally Financial, Inc., Senior Note, 4.13%, 3/30/20	500,000	494,730
American Express Co., Senior Note, 2.50%, 8/1/22	554,000	534,682
American Express Co., Senior Note, 4.20%, 11/6/25	133,000	135,640
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	18,000	15,495
Ardonagh Midco 3 PLC, Senior Secured Note, 8.63%, 7/15/23 (a)	200,000	170,000
ASB Bank Ltd., Senior Note, 3.75%, 6/14/23 (a)	1,200,000	1,204,967
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25 (a)	150,000	79,500
Associated Bank NA/Green Bay, 3.50%, 8/13/21	205,000	204,462
AssuredPartners, Inc., Senior Note, 7.00%, 8/15/25 (a)	100,000	90,128
Athene Holding Ltd., Senior Note, 4.13%, 1/12/28	206,000	187,230
AXA Equitable Holdings, Inc., Senior Bond, 5.00%, 4/20/48 (a)	97,000	85,116
Bank of America Corp., 3.86%, 7/23/24 (3.86% fixed rate until 7/23/23; 0.94% + 3 month USD LIBOR thereafter)(c)	262,000	261,360
Bank of America Corp., Junior Subordinated Bond, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)	350,000	318,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	725,000	703,700
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	610,000	593,295
Bank of America Corp., Senior Note, 2.15%, 11/9/20	500,000	490,934
Bank of America Corp., Senior Note, 3.55%, 3/5/24 (3.55% fixed rate until 3/5/23; 0.78% + 3 month USD LIBOR thereafter)(c)	400,000	395,140
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	390,000	429,051
Bank of America Corp., Subordinated Note, 4.18%, 11/25/27	692,000	665,508
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32 (3.80% fixed rate until 12/15/27; 1.43% + USD 5 year Swap Rate thereafter)(c)	500,000	463,000
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	468,475
Bank of Nova Scotia (The), Junior Subordinated Note, 4.65%, 10/12/22 (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)(c)	463,000	401,363
BankUnited, Inc., 4.88%, 11/17/25	858,000	875,525
Barclays PLC, Senior Bond, 4.97%, 5/16/29 (4.97% fixed rate until 5/16/28; 1.90% + 3 month USD LIBOR thereafter)(c)	200,000	192,947
BB&T Corp., Senior Note, 3.20%, 9/3/21	290,000	289,482
BB&T Corp., Senior Note, 3.70%, 6/5/25	1,000,000	997,980
BNP Paribas S.A., Senior Note, 3.80%, 1/10/24 (a)	270,000	262,860
Boston Properties L.P., Senior Note, 4.50%, 12/1/28	299,000	305,898
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	497,257
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	233,000	173,687
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	485,525
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	473,546
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21 (a)	500,000	502,837
Canadian Imperial Bank of Commerce, Senior Note, 2.10%, 10/5/20	512,000	502,343
Capital One Financial Corp., Subordinated Note, 3.75%, 7/28/26	207,000	189,696
Chubb INA Holdings, Inc., 2.88%, 11/3/22	216,000	214,159
CIT Group, Inc., 5.00%, 8/1/23	100,000	98,000
Citibank NA, Senior Note, 2.13%, 10/20/20	270,000	264,599
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23 (5.90% fixed rate until 2/15/23; 4.23% + 3 month USD LIBOR thereafter)(c)(d)	250,000	233,000
Citigroup, Inc., Senior Note, 2.88%, 7/24/23 (2.88% fixed rate until 7/24/22; 0.95% + 3 month USD LIBOR thereafter)(c)	332,000	321,188
Citigroup, Inc., Senior Note, 3.20%, 10/21/26	1,215,000	1,122,052
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	185,000	170,829
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	125,000	137,266
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	511,000	492,728
Citizens Bank NA/Providence, 3.50%, 5/26/22 (3 month USD LIBOR +0.81%)(c)	1,550,000	1,521,876
Citizens Bank NA/Providence, Senior Note, 2.25%, 3/2/20	500,000	494,586
CNA Financial Corp., 3.95%, 5/15/24	365,000	361,590
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22 (a)	50,000	48,750
Credit Suisse AG, Senior Note, 3.00%, 10/29/21	310,000	306,055
Danske Bank A/S, Senior Note, 3.88%, 9/12/23 (a)	200,000	192,522
Digital Realty Trust L.P., 3.95%, 7/1/22	500,000	502,947
Discover Bank, 4.65%, 9/13/28	750,000	731,066
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21 (a)	1,200,000	1,199,651
Enstar Group Ltd., Senior Note, 4.50%, 3/10/22	80,000	80,531
EPR Properties, 4.95%, 4/15/28	78,000	77,226
Equinix, Inc., 5.38%, 1/1/22	125,000	125,938
Equinix, Inc., Senior Note, 5.38%, 4/1/23	200,000	199,000
Equinix, Inc., Senior Note, 5.75%, 1/1/25	50,000	50,375
ERP Operating L.P., Senior Note, 4.15%, 12/1/28	145,000	147,844
Export Leasing 2009 LLC, 1.86%, 8/28/21	301,642	297,978
FelCor Lodging L.P., 6.00%, 6/1/25	150,000	153,375
First Horizon National Corp., 3.50%, 12/15/20	300,000	299,644
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	156,000	170,561
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23 (a)	600,000	617,226
FS Investment Corp., Senior Note, 4.25%, 1/15/20	945,000	945,886
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	340,000	328,107
Genworth Holdings, Inc., 7.70%, 6/15/20	25,000	25,250
Goldman Sachs Group, Inc. (The), Senior Bond, 4.02%, 10/31/38 (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)(c)	140,000	123,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	955,000	919,627
Goldman Sachs Group, Inc. (The), Senior Note, 2.91%, 6/5/23 (2.91% fixed rate until 6/5/22; 1.05% + 3 month USD LIBOR thereafter)(c)	121,000	116,153
Goldman Sachs Group, Inc. (The), Series D, 6.00%, 6/15/20	80,000	82,802
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	484,000	547,109
Goldman Sachs Group, Inc. (The), Subordinated Note, 4.25%, 10/21/25	256,000	245,263
HNA 2015 LLC, 2.37%, 9/18/27	460,948	450,744
HSBC Holdings PLC, Junior Subordinated Bond, 6.00%, 5/22/27 (6.00% fixed rate until 5/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)(c)(d)	200,000	180,096
HSBC Holdings PLC, Junior Subordinated Note, 6.25%, 3/23/23 (6.25% fixed rate until 3/23/23; 3.45% + USD 5 year Mid-Market Swap Rate thereafter)(c)	200,000	187,500
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.54% + 3 month USD LIBOR thereafter)(c)	200,000	198,366
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	483,930
HUB International Ltd., Senior Note, 7.00%, 5/1/26 (a)	150,000	136,125
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26 (a)	100,000	85,440
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	350,000	349,563
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	275,000	271,563
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	100,000	96,250
Intesa Sanpaolo SpA, Senior Note, 3.88%, 1/12/28 (a)	600,000	512,717
Iron Mountain, Inc., 5.25%, 3/15/28 (a)	150,000	132,375
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Note, 7.38%, 4/1/20 (a)	250,000	249,375
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Senior Bond, 4.15%, 1/23/30	179,000	153,597
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(d)	350,000	361,638
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(d)	332,000	329,510
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	121,000	110,244
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	1,270,000	1,249,040
JPMorgan Chase & Co., Senior Bond, 4.45%, 12/5/29 (1 month USD LIBOR + 1.33%)(c)	750,000	763,335
JPMorgan Chase & Co., Senior Note, 2.55%, 3/1/21	976,000	962,197
Kennedy-Wilson, Inc., 5.88%, 4/1/24	225,000	210,375
KeyBank NA, Senior Note, 2.30%, 9/14/22	560,000	539,081
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	479,844
Kilroy Realty L.P., 4.75%, 12/15/28	700,000	713,376
Kimco Realty Corp., 4.25%, 4/1/45	99,000	87,740
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (a)	150,000	149,625
Liberty Mutual Group, Inc., 4.85%, 8/1/44 (a)	120,000	116,674
M&T Bank Corp., 3.19%, 7/26/23 (3 month USD LIBOR + 0.68%)(c)	1,000,000	978,701
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	8,000	7,336
Manufacturers & Traders Trust Co., 3.38%, 12/1/21 (3 month USD LIBOR +0.64%)(c)	1,000,000	990,125
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	487,757
MassMutual Global Funding II, 2.75%, 6/22/24 (a)	200,000	191,670
MGIC Investment Corp., 5.75%, 8/15/23	50,000	49,750
Mid-America Apartments L.P., Senior Note, 4.00%, 11/15/25	1,005,000	1,001,714
Mitsubishi UFJ Financial Group, Inc., Senior Note, 3.78%, 3/2/25	229,000	228,898
Mizuho Financial Group, Inc., Senior Note, 3.55%, 3/5/23	726,000	724,421
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,105,729
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	1,509,000	1,539,375
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	150,000	153,750
National Australia Bank Ltd., Senior Note, 3.63%, 6/20/23	250,000	249,271
National Rural Utilities Cooperative Finance Corp., 2.40%, 4/25/22	166,000	161,528
Nationwide Building Society, Subordinated Bond, 4.13%, 10/18/32 (4.13% fixed rate until 10/18/27; 1.85% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	250,000	221,369
Navient Corp., Senior Note, 5.00%, 10/26/20	225,000	215,438
Navient Corp., Senior Note, 6.50%, 6/15/22	200,000	186,358
Navient Corp., Senior Note, 6.75%, 6/25/25	500,000	426,250
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	41,500
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (a)	500,000	481,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (1 month USD LIBOR + 2.78%)(c)	412,000	412,349
Newmark Group, Inc., Senior Note, 6.13%, 11/15/23 (a)	50,000	49,231
NFP Corp., Senior Note, 6.88%, 7/15/25 (a)	100,000	89,500
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	388,881	375,706
People's United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	501,297
People's United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	500,459
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	477,231
PNC Bank NA, Senior Note, 3.50%, 6/8/23	430,000	430,825
Private Export Funding Corp., Series MM, 2.30%, 9/15/20	500,000	496,120
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	458,367
Prudential Financial, Inc., Junior Subordinated Bond, 4.50%, 9/15/47 (4.50% fixed rate until 9/15/27; 2.38% + 3 month USD LIBOR thereafter)(c)	125,000	106,875
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	256,000	250,708
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	150,000	135,938
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/1/23 (a)	100,000	87,000
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21 (a)	150,000	142,500
Regency Centers L.P., 3.75%, 6/15/24	500,000	494,764
Regions Bank, 3.12%, 8/13/21 (3 month USD LIBOR + 0.50%)(c)	600,000	589,212
Regions Bank, 3.37%, 8/13/21 (3.37% fixed rate until 11/28/27; 0.50% + 3 month USD LIBOR thereafter)(c)	288,000	286,771
Regions Bank, Senior Note, 3.18%, 4/1/21 (3 month USD LIBOR +0.38%)(c)	1,250,000	1,226,414
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	538,000	679,726
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	503,569
Royal Bank of Scotland Group PLC, Junior Subordinated Bond, 8.63%, 8/15/21 (8.63% fixed rate until 8/15/21; 7.60% + USD 5 year Swap Rate thereafter)(c)(d)	200,000	207,000
Royal Bank of Scotland Group PLC, Senior Note, 3.50%, 5/15/23 (3.50% fixed rate until 5/15/22; 1.48% + 3 month USD LIBOR thereafter)(c)	300,000	288,472
Sandalwood 2013 LLC, 2.82%, 2/12/26	134,738	134,989
Sandalwood 2013 LLC, 2.84%, 7/10/25	469,686	471,252
Santander Holdings USA, Inc., Senior Note, 3.40%, 1/18/23	359,000	344,976
SBA Communications Corp., Senior Note, 4.88%, 7/15/22	150,000	147,375
Simon Property Group L.P., Senior Note, 4.13%, 12/1/21	251,000	256,925
Springleaf Finance Corp., 6.88%, 3/15/25	250,000	223,750
Springleaf Finance Corp., 7.13%, 3/15/26	175,000	156,188
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	468,387
SunTrust Bank, 3.50%, 8/2/22 (3.50% fixed rate until 8/2/21; 0.59% + 3 month USD LIBOR thereafter)(c)	187,000	186,433
SunTrust Banks, Inc., Senior Note, 4.00%, 5/1/25	415,000	416,510
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	479,214
Tagua Leasing LLC, 1.58%, 11/16/24	677,272	653,844
Tagua Leasing LLC, 1.90%, 7/12/24	182,723	178,438
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25 (a)	100,000	92,500
Toronto-Dominion Bank (The), Senior Note, 1.85%, 9/11/20	307,000	301,330
UBS Group Funding Switzerland AG, 3.49%, 5/23/23 (a)	560,000	546,097
UDR, Inc., 3.50%, 1/15/28	84,000	79,602
UDR, Inc., 4.40%, 1/26/29	213,000	214,965
US Bancorp, Subordinated Note, 2.95%, 7/15/22	1,000,000	986,344
US Bank NA, Senior Note, 2.94%, 5/21/21 (3 month USD LIBOR +0.29%)(c)	500,000	498,173
Vitality Re V Ltd., 4.11%, 1/7/20 (3 month USD Treasury Bill +1.75%)(a)(c)	1,100,000	1,100,000
Wand Merger Corp., Senior Note, 8.13%, 7/15/23 (a)	50,000	48,750
Wand Merger Corp., Senior Note, 9.13%, 7/15/26 (a)	50,000	48,625
Wells Fargo & Co., 3.00%, 2/19/25	646,000	609,071
Wells Fargo & Co., Senior Note, 3.07%, 1/24/23	313,000	304,847
Wells Fargo Bank NA, 3.55%, 8/14/23	324,000	322,810
Wells Fargo Capital X, 5.95%, 12/1/86	104,000	107,380
Welltower, Inc., 3.95%, 9/1/23	413,000	414,003
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25 (a)	150,000	133,875
Willis North America, Inc., 5.05%, 9/15/48	142,000	136,597
XLIT Ltd., 5.50%, 3/31/45	185,000	191,536
ZB NA, 3.50%, 8/27/21	500,000	498,429
Total Financial		68,155,774
INDUSTRIAL - 5.4%
3M Co., 2.91%, 2/14/24 (3 month USD LIBOR + 0.30%)(c)	1,000,000	992,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

3M Co., Senior Bond, 3.63%, 10/15/47	500,000	469,708
ABB Finance USA, Inc., 3.38%, 4/3/23	346,000	345,607
Allegion US Holding Co., Inc., 3.20%, 10/1/24	72,000	67,927
Arconic, Inc., Senior Bond, 5.95%, 2/1/37	100,000	92,496
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	96,500
Arconic, Inc., Senior Note, 5.90%, 2/1/27	175,000	167,125
ARD Finance S.A., Senior Secured Note, PIK (7.125% Cash or 7.875% PIK), 7.13%, 9/15/23 (e)	200,000	179,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (a)	400,000	369,248
Berry Global, Inc., 6.00%, 10/15/22	150,000	151,500
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24 (a)	150,000	139,875
Bombardier, Inc., Senior Note, 6.00%, 10/15/22 (a)	250,000	234,375
Bombardier, Inc., Senior Note, 7.50%, 3/15/25 (a)	100,000	94,250
Bombardier, Inc., Senior Note, 7.75%, 3/15/20 (a)	150,000	152,250
Bombardier, Inc., Senior Note, 8.75%, 12/1/21 (a)	200,000	206,000
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25 (a)	100,000	85,250
Builders FirstSource, Inc., Senior Secured Note, 5.63%, 9/1/24 (a)	250,000	231,875
BWAY Holding Co., Senior Note, 7.25%, 4/15/25 (a)	275,000	246,812
BWX Technologies, Inc., 5.38%, 7/15/26 (a)	50,000	48,110
Caterpillar Financial Services Corp., 3.15%, 9/7/21	116,000	116,301
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	207,000	201,052
Caterpillar Financial Services Corp., Senior Note, 3.45%, 5/15/23	278,000	279,547
Cloud Crane LLC, 10.13%, 8/1/24 (a)	100,000	102,750
CNH Industrial Capital LLC, 4.20%, 1/15/24	785,000	775,731
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	262,000	238,443
Corning, Inc., Senior Bond, 4.38%, 11/15/57	500,000	418,407
Crowley Conro LLC, 4.18%, 8/15/43	500,000	520,278
CSX Corp., Senior Bond, 4.25%, 3/15/29	200,000	203,190
CSX Corp., Senior Bond, 4.75%, 11/15/48	500,000	507,165
DAE Funding LLC, 4.50%, 8/1/22 (a)	350,000	336,000
DAE Funding LLC, Senior Note, 5.25%, 11/15/21 (a)	100,000	98,375
Energizer Gamma Acquisition, Inc., 6.38%, 7/15/26 (a)	50,000	45,875
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)	75,000	67,688
EnPro Industries, Inc., Senior Note, 5.75%, 10/15/26 (a)	50,000	48,250
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26 (a)	50,000	45,000
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25 (a)	50,000	46,750
frontdoor, Inc., 6.75%, 8/15/26 (a)	50,000	47,500
GATX Corp., Senior Note, 3.25%, 9/15/26	9,000	8,255
GATX Corp., Senior Note, 3.30%, 11/5/21 (1 month USD LIBOR + 0.72%)(c)	1,500,000	1,484,555
GATX Corp., Senior Note, 4.35%, 2/15/24	315,000	320,092
General Dynamics Corp., 2.88%, 5/11/20	245,000	245,133
Griffon Corp., 5.25%, 3/1/22	150,000	135,750
Harris Corp., Senior Note, 4.40%, 6/15/28	378,000	376,513
James Hardie International Finance DAC, Senior Note, 4.75%, 1/15/25 (a)	150,000	136,500
Jeld-Wen, Inc., 4.63%, 12/15/25 (a)	150,000	131,250
John Deere Capital Corp., Senior Note, 2.05%, 3/10/20	71,000	70,188
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	239,000	235,704
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	122,000	123,269
Kansas City Southern, 4.30%, 5/15/43	663,000	617,540
Kansas City Southern, 4.70%, 5/1/48	107,000	103,356
Kirby Corp., Senior Note, 4.20%, 3/1/28	222,000	217,241
L3 Technologies, Inc., 4.40%, 6/15/28	134,000	134,051
Mueller Water Products, Inc., Senior Note, 5.50%, 6/15/26 (a)	100,000	97,000
Multi-Color Corp., 6.13%, 12/1/22 (a)	200,000	198,500
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22 (a)	125,000	121,875
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26 (a)	100,000	91,000
Norfolk Southern Corp., 5.10%, 8/1/2118	197,000	193,629
Novelis Corp., 5.88%, 9/30/26 (a)	200,000	177,000
Owens Corning, 4.30%, 7/15/47	347,000	261,644
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 (a)	150,000	148,500
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25 (a)	50,000	49,500
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (a)	150,000	145,125
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	85,500
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 3.95%, 3/10/25 (a)	320,000	313,613
Penske Truck Leasing Co. L.P./PTL Finance Corp., Senior Note, 4.13%, 8/1/23 (a)	330,000	329,397
PGT Escrow Issuer, Inc., 6.75%, 8/1/26 (a)	50,000	49,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Resideo Funding, Inc., 6.13%, 11/1/26 (a)	50,000	49,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23 (a)	250,000	238,125
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	575,676
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	555,000	511,274
Roper Technologies, Inc., 4.20%, 9/15/28	421,000	417,063
Sealed Air Corp., 5.13%, 12/1/24 (a)	150,000	147,187
Siemens Financieringsmaatschappij N.V., 2.20%, 3/16/20 (a)	370,000	365,923
SPX FLOW, Inc., 5.63%, 8/15/24 (a)	68,000	64,260
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	75,000	63,000
Standard Industries, Inc., Senior Note, 5.38%, 11/15/24 (a)	215,000	201,831
Standard Industries, Inc., Senior Note, 6.00%, 10/15/25 (a)	50,000	47,955
Stevens Holding Co., Inc., 6.13%, 10/1/26 (a)	25,000	24,625
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 6/1/25 (a)	55,000	50,050
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	100,000	99,000
Tennant Co., 5.63%, 5/1/25	200,000	188,500
TopBuild Corp., 5.63%, 5/1/26 (a)	125,000	114,375
TransDigm, Inc., 6.00%, 7/15/22	175,000	170,844
TransDigm, Inc., 6.50%, 5/15/25	200,000	191,000
Trimble, Inc., 4.75%, 12/1/24	27,000	27,221
Trimble, Inc., Senior Note, 4.15%, 6/15/23	600,000	603,139
Trimble, Inc., Senior Note, 4.90%, 6/15/28	459,000	452,207
Triumph Group, Inc., 5.25%, 6/1/22	150,000	130,500
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	600,000	593,804
Union Pacific Corp., Senior Bond, 4.38%, 11/15/65	425,000	387,468
Union Pacific Corp., Senior Bond, 4.50%, 9/10/48	349,000	344,624
Union Pacific Railroad Co. 2015-1 Pass Through Trust, 2.70%, 5/12/27	558,827	536,173
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	979,307
United Parcel Service, Inc., Senior Note, 3.25%, 4/1/23 (3 month USD LIBOR +0.45%)(c)	1,030,000	1,023,863
United Technologies Corp., 3.95%, 8/16/25	137,000	136,000
United Technologies Corp., 4.13%, 11/16/28	336,000	333,637
United Technologies Corp., Senior Note, 1.90%, 5/4/20	235,000	230,582
US Concrete, Inc., 6.38%, 6/1/24	150,000	138,000
Valmont Industries, Inc., 5.00%, 10/1/44	6,000	5,314
Vertiv Group Corp., Senior Note, 9.25%, 10/15/24 (a)	100,000	92,000
Vertiv Intermediate Holding Corp., Senior Note, PIK (12.00% Cash or 13.00% PIK), 12.00%, 2/15/22 (a)(e)	200,000	184,000
Waste Management, Inc., 3.90%, 3/1/35	250,000	242,886
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	150,000	140,250
WestRock Co., 3.00%, 9/15/24 (a)	500,000	470,991
WestRock Co., 3.38%, 9/15/27 (a)	525,000	483,401
WestRock Co., 4.65%, 3/15/26 (a)	800,000	812,604
XPO Logistics, Inc., 6.13%, 9/1/23 (a)	200,000	192,500
XPO Logistics, Inc., 6.50%, 6/15/22 (a)	169,000	167,521
Total Industrial		27,298,012
TECHNOLOGY - 1.8%
ACI Worldwide, Inc., 5.75%, 8/15/26 (a)	50,000	49,125
Advanced Micro Devices, Inc., Senior Note, 7.00%, 7/1/24	350,000	359,625
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	306,452
Apple, Inc., Senior Note, 2.85%, 5/6/21	262,000	262,168
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	493,842
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	476,743
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	275,000	260,160
Camelot Finance S.A., Senior Note, 7.88%, 10/15/24 (a)	125,000	120,906
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	50,000	50,202
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	225,000	215,437
Dell International LLC/EMC Corp., 5.88%, 6/15/21 (a)	250,000	249,721
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36 (a)	183,000	197,462
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	200,000	198,500
EMC Corp., Senior Note, 2.65%, 6/1/20	546,000	524,312
Everi Payments, Inc., 7.50%, 12/15/25 (a)	100,000	94,625
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23 (a)	150,000	143,250
First Data Corp., 5.38%, 8/15/23 (a)	175,000	171,937
First Data Corp., Secured Note, 5.75%, 1/15/24 (a)	100,000	97,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Fiserv, Inc., 4.20%, 10/1/28	170,000	169,765
Harland Clarke Holdings Corp., Senior Note, 9.25%, 3/1/21 (a)	250,000	225,000
Harland Clarke Holdings Corp., Senior Secured Note, 8.38%, 8/15/22 (a)	100,000	91,125
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	166,000	160,651
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	888,000	870,933
Infor US, Inc., 6.50%, 5/15/22	350,000	338,502
Intel Corp., Senior Note, 2.45%, 7/29/20	443,000	440,937
International Business Machines Corp., 2.50%, 1/27/22	270,000	262,866
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (a)	150,000	146,625
Micron Technology, Inc., Senior Note, 5.50%, 2/1/25	50,000	48,938
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	317,636
NCR Corp., 5.88%, 12/15/21	100,000	97,500
NXP B.V./NXP Funding LLC, 4.13%, 6/1/21 (a)	200,000	197,500
Oracle Corp., Senior Bond, 4.00%, 7/15/46	250,000	233,606
Oracle Corp., Senior Note, 2.95%, 11/15/24	319,000	310,645
Qorvo, Inc., 5.50%, 7/15/26 (a)	100,000	95,500
QUALCOMM, Inc., 3.45%, 5/20/25	219,000	210,800
Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)	100,000	78,000
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24 (a)	150,000	159,750
Western Digital Corp., 4.75%, 2/15/26	200,000	173,500
Total Technology		8,901,905
UTILITIES - 5.4%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	428,865
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	280,000	280,862
Alliant Energy Finance LLC, 3.75%, 6/15/23 (a)	300,000	301,832
Ameren Illinois Co., 4.50%, 3/15/49	219,000	231,908
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	198,000	187,917
AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	150,000	137,250
Avangrid, Inc., Senior Note, 3.15%, 12/1/24	120,000	115,811
Calpine Corp., 5.25%, 6/1/26 (a)	200,000	182,500
Calpine Corp., 6.00%, 1/15/22 (a)	150,000	148,875
Calpine Corp., Senior Note, 5.38%, 1/15/23	300,000	281,250
Calpine Corp., Senior Note, 5.50%, 2/1/24	150,000	137,250
Clearway Energy Operating LLC, 5.75%, 10/15/25 (a)	525,000	501,375
Comision Federal de Electricidad, Senior Note, 4.88%, 1/15/24 (a)	200,000	195,002
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	822,945
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	981,199
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	500,000	494,320
Consolidated Edison Co. of New York, Inc., Senior Bond, 3.85%, 6/15/46	415,000	380,507
Consumers Energy Co., 3.95%, 7/15/47	415,000	405,143
Consumers Energy Co., 4.35%, 4/15/49	147,000	152,899
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)	113,000	112,861
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	271,066
Dominion Energy, Inc., Senior Note, Series D, 2.85%, 8/15/26	207,000	190,847
DTE Electric Co., Series A, 4.05%, 5/15/48	397,000	393,980
Duke Energy Carolinas LLC, 3.95%, 11/15/28	224,000	229,591
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	554,807
Duke Energy Progress LLC, 2.80%, 5/15/22	183,000	180,522
Electricite de France S.A., Senior Note, 2.35%, 10/13/20 (a)	22,000	21,681
Electricite de France S.A., Senior Note, 3.63%, 10/13/25 (a)	500,000	482,170
Entergy Louisiana LLC, 4.20%, 9/1/48	519,000	512,974
Exelon Corp., Junior Subordinated Note, 3.50%, 6/1/22	181,000	176,864
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	150,000	150,291
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	678,000	857,280
FirstEnergy Corp., Senior Note, Series B, 3.90%, 7/15/27	235,000	227,733
Fortis, Inc., Senior Note, 2.10%, 10/4/21	504,000	484,507
Fortis, Inc., Senior Note, 3.06%, 10/4/26	330,000	301,413
Georgia Power Co., Senior Note, Series C, 2.00%, 9/8/20	149,000	145,590
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	1,000,000	906,763
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	974,465
Interstate Power & Light Co., Senior Note, 4.10%, 9/26/28	500,000	511,266
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (a)	400,000	435,694
KeySpan Gas East Corp., 2.74%, 8/15/26 (a)	500,000	465,779
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	607,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

MidAmerican Energy Co., 3.95%, 8/1/47	500,000	484,757
Nevada Power Co., Series BB, 2.75%, 4/15/20	167,000	166,599
New England Power Co., Senior Bond, 3.80%, 12/5/47 (a)	500,000	461,322
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24 (a)	250,000	231,250
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27 (a)	250,000	222,500
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	144,000	156,967
NRG Energy, Inc., 6.63%, 1/15/27	150,000	151,125
NRG Yield Operating LLC, 5.00%, 9/15/26	150,000	134,625
Oglethorpe Power Corp., 5.05%, 10/1/48 (a)	438,000	438,309
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (a)	720,000	728,069
ONE Gas, Inc., Senior Bond, 4.50%, 11/1/48	550,000	566,964
Pacific Gas & Electric Co., 3.30%, 12/1/27	103,000	84,102
Pacific Gas & Electric Co., Senior Bond, 4.45%, 4/15/42	100,000	79,986
PacifiCorp, 4.13%, 1/15/49	135,000	133,052
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	84,902
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,110,837
Public Service Co. of Colorado, 3.70%, 6/15/28	202,000	204,589
Public Service Co. of Colorado, 4.10%, 6/15/48	625,000	615,570
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	220,339
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	429,729
Sempra Energy, Senior Note, 2.94%, 1/15/21 (3 month USD LIBOR +0.50%)(c)	358,000	351,988
South Carolina Electric & Gas Co., 5.10%, 6/1/65	324,000	335,470
Southern California Edison Co., 3.40%, 6/1/23	1,000,000	994,201
Southern California Edison Co., Series C, 4.13%, 3/1/48	1,110,000	1,052,422
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	76,837
Southern Co. (The), Senior Bond, 4.40%, 7/1/46	206,000	189,666
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	495,706
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	491,500	449,635
Talen Energy Supply LLC, 10.50%, 1/15/26 (a)	100,000	85,000
Tampa Electric Co., Senior Bond, 4.30%, 6/15/48	500,000	478,476
Tucson Electric Power Co., Senior Bond, 4.85%, 12/1/48	139,000	144,782
Vistra Energy Corp., 7.38%, 11/1/22	175,000	180,687
Vistra Energy Corp., 7.63%, 11/1/24	150,000	158,250
Vistra Operations Co. LLC, 5.50%, 9/1/26 (a)	275,000	264,687
Total Utilities		27,526,933
TOTAL CORPORATE BONDS (Cost: $242,545,703)		235,585,227
ASSET-BACKED SECURITIES - 14.0%
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	1,468,246	1,510,330
Allegro CLO IV Ltd., Series 2016-1A, Class A, 3.84%, 1/15/29 (3 month USD LIBOR +1.40%)(a)(c)	1,000,000	995,911
Americredit Automobile Receivables Trust 2018-2, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	504,100
Americredit Automobile Receivables Trust 2018-3, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	507,666
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.54%, 7/26/31 (3 month USD LIBOR +1.10%)(a)(c)	1,000,000	986,771
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.99%, 6/20/22 (a)	1,100,000	1,093,196
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, ABS, 4.00%, 3/20/25 (a)	200,000	204,098
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 3.49%, 7/17/28 (1 month USD LIBOR + 1.04%)(a)(c)	1,250,000	1,234,329
Battalion CLO XI Ltd., Series 2017-11A, Class A, 3.74%, 10/24/29 (3 month USD LIBOR +1.25%)(a)(c)	500,000	495,959
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33 (a)	1,148,086	1,164,296
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	1,000,000	996,635
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 3.73%, 4/22/30 (3 month USD LIBOR +1.26%)(a)(c)	1,000,000	986,120
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30 (a)	1,170,204	1,170,913
CIFC Funding 2014-V Ltd., Series 2014-5A, Class A1R2, 3.63%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	986,400
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	700,000	734,941
Commonbond Student Loan Trust 2018-C-GS, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	200,000	199,992
Commonbond Student Loan Trust 2018-C-GS, Series 2018-CGS, Class A2, 3.18%, 2/25/46 (1 month USD LIBOR + 0.80%)(a)(c)	300,000	298,661
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.01%, 2/16/27 (a)	1,000,000	992,263
CSMC 2018-RPL8 Trust, Series 2018-RPL8, Class A1, 4.07%, 7/25/58 (a)	194,902	194,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Dorchester Park CLO Ltd., Series 2015-1A, Class AR, 3.37%, 4/20/28 (3.25% fixed rate until 4/20/19; 0.90% + 3 month USD LIBOR thereafter)(a)(c)	1,000,000	985,929
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22	500,000	499,485
Drive Auto Receivables Trust, Series 2018-4, Class B, 3.36%, 10/17/22	600,000	598,826
Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.67%, 10/15/29 (3.57% fixed rate until 10/15/19; 1.23% + 3 month USD LIBOR thereafter)(a)(c)	500,000	495,571
Elm 2018-2 Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27 (a)	1,200,000	1,219,181
Elm 2018-2 Trust, Series 2018-2A, Class B, 5.58%, 10/20/27 (a)	200,000	200,588
Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 1/20/23 (a)	1,300,000	1,278,548
Finance of America Structured Securities Trust 2018-HB1, Series 2018-HB1, Class M1, 3.77%, 9/25/28 (a)(c)	1,350,000	1,347,234
Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 3.29%, 1/16/26 (3 month USD LIBOR +0.85%)(a)(c)	1,000,000	990,651
Ford Credit Auto Owner Trust 2017-REV2, Series 2017-2, Class A, 2.36%, 3/15/29 (a)	400,000	389,641
Ford Credit Auto Owner Trust/Ford Credit, Series 2018-2, Class A, 3.47%, 1/15/30 (a)	400,000	403,559
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24 (a)	578,109	577,924
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24 (a)	190,000	191,175
GM Financial Consumer Automobile Receivables Trust 2018-4, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	101,635
Hercules Capital Funding Trust 2018-1, Series 2018-1A, Class A, 4.61%, 11/22/27 (a)	1,470,000	1,491,849
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	504,839	523,930
Hertz Vehicle Financing II L.P., Series 2016-2A, Class A, 2.95%, 3/25/22 (a)	1,000,000	987,505
Jackson Mill CLO Ltd., Series 2015-1A, Class AR, 3.27%, 4/15/27 (3 month USD LIBOR +0.83%)(a)(c)	1,250,000	1,233,206
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class A, 3.82%, 7/17/29 (3 month USD LIBOR +1.37%)(a)(c)	250,000	248,562
KREF 2018-FL1 Ltd., Series 2018-FL1, Class A, 3.40%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	1,450,000	1,445,041
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/26 (a)	1,300,000	1,277,680
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,292,722	1,293,420
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48 (a)	1,136,463	1,137,812
Mariner Finance Issuance Trust 2017-B, Series 2017-BA, Class A, 2.92%, 12/20/29 (a)	450,000	445,500
Mariner Finance Issuance Trust 2018-A, Series 2018-AA, Class A, 4.20%, 11/20/30 (a)	1,000,000	1,010,888
Marlette Funding Trust 2018-4, Series 2018-4A, Class A, 3.71%, 12/15/28 (a)	195,035	195,479
MCA Fund II Holding LLC, Series 2017-1, Class A, 4.26%, 8/15/28 (3 month USD LIBOR +1.65%)(a)(c)	714,733	714,726
Midocean Credit CLO IX, Series 2018-9A, Class A1, 3.40%, 7/20/31 (1 month USD LIBOR + 1.15%)(a)(c)	500,000	489,422
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25 (a)	100,000	101,191
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	100,000	101,171
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 3.56%, 7/15/31 (3 month USD LIBOR +1.12%)(a)(c)	1,000,000	977,892
Mountain View CLO LLC, Series 2017-2A, Class A, 3.65%, 1/16/31 (3 month USD LIBOR +1.21%)(a)(c)	260,000	255,616
Nationstar HECM Loan Trust 2018-2, Series 2018-2A, Class M1, 3.55%, 7/25/28 (a)(c)	1,300,000	1,303,913
Navient Private Education Refi Loan Trust 2018-C, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	200,000	201,539
Navient Student Loan Trust 2018-EA, Series 2018-EA, Class A2, 4.00%, 12/15/59 (a)	200,000	204,399
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57 (a)(c)	689,980	686,431
Newtek Small Business Loan Trust 2018-1, Series 2018-1, Class A, 4.21%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	783,123	783,122
Newtek Small Business Loan Trust 2018-1, Series 2018-1, Class B, 5.51%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	376,878	376,877
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 4/18/22 (a)	1,200,000	1,191,987
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22 (a)	1,100,000	1,101,306
OneMain Direct Auto Receivables Trust 2018-1, Series 2018-1A, Class A, 3.43%, 12/16/24 (a)	500,000	500,932
Oportun Funding LLC, Series 2018-B, Class A, 3.91%, 7/8/24 (a)	750,000	749,920
Oportun Funding LLC, Series 2018-B, Class B, 4.50%, 7/8/24 (a)	490,000	493,381
Oportun Funding LLC, Series 2018-C, Class A, 4.10%, 10/8/24 (a)	200,000	201,865
Oportun Funding LLC, Series 2018-D, Class A, 4.15%, 12/9/24 (a)	100,000	101,016
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22 (a)	1,300,000	1,301,789
PFS Financing Corp., Series 2017-BA, Class A2, 2.22%, 7/15/22 (a)	1,000,000	986,407
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27 (a)	750,000	752,816
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27 (a)	510,000	514,485
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	452,745	460,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

RMF Buyout Issuance Trust 2018-1, Series 2018-1, Class M1, 3.91%, 11/25/28 (a)(c)	1,470,000	1,475,455
Santander Drive Auto Receivables Trust, Series 2018-3, Class B, 3.29%, 10/17/22	1,200,000	1,200,825
Santander Drive Auto Receivables Trust 2018-5, Series 2018-5, Class C, 3.81%, 12/16/24	300,000	302,039
SBA Tower Trust, Series 2014-1A, Class C, 2.90%, 10/15/44 (a)(g)	1,255,000	1,247,623
Sierra Timeshare Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	393,490	391,778
Sierra Timeshare 2018-2 Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35 (a)	234,783	236,975
SMART Trust, Series 2016-2US, Class A4A, 2.05%, 12/14/22	515,000	503,844
Sofi Professional Loan Program 2018-C Trust, Series 2018-C, Class A2FX, 3.59%, 1/25/48 (a)	700,000	703,973
Sofi Professional Loan Program 2018-D Trust, Series 2018-D, Class A2FX, 3.60%, 2/25/48 (a)	900,000	907,667
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.58%, 1/26/31 (3 month USD LIBOR +1.07%)(a)(c)	250,000	244,591
Springleaf Funding Trust 2017-A, Series 2017-AA, Class A, 2.68%, 7/15/30 (a)	600,000	589,671
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2018-T1, Series 2018-T1, Class AT1, 3.62%, 10/17/50 (a)	780,000	783,206
Sunrun Athena Issuer 2018-1 LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	250,000	250,264
SWC Funding LLC 2018-1, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	1,300,000	1,308,856
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46 (a)	492,500	496,607
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48 (a)	500,000	506,170
TICP CLO IX Ltd., Series 2017-9A, Class A, 3.61%, 1/20/31 (3 month USD LIBOR +1.14%)(a)(c)	1,000,000	987,619
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58 (a)(c)	274,871	270,749
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58 (a)(c)	367,413	367,038
Towd Point Mortgage Trust 2018-5, Series 2018-5, Class A1, 3.25%, 7/25/58 (a)(c)	96,888	95,130
Towd Point Mortgage Trust 2018-6, Series 2018-6, Class A1A, 3.75%, 3/25/58 (a)(c)	243,206	243,278
Toyota Auto Receivables 2016-B Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	500,000	494,315
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20 (a)	1,250,000	1,230,010
Trafigura Securitisation Finance PLC 2018-1, Series 2018-1A, Class A2, 3.73%, 3/15/22 (a)	200,000	201,023
Vivint Colar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	249,647	256,177
Vivint Colar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	960,471	979,529
Wellfleet CLO Ltd., Series 2018-1A, Class A, 3.47%, 7/17/31 (3 month USD LIBOR +1.10%)(a)(c)	1,000,000	986,601
Wendy's Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45 (a)	483,750	484,413
Wendy's Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	483,750	483,431
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.55%, 6/17/24	1,000,000	991,171
World Omni Select Auto Trust 2018-1, Series 2018-1A, Class B, 3.68%, 7/15/23 (a)	210,000	212,423
World Omni Select Auto Trust 2018-1, Series 2018-1A, Class C, 3.86%, 1/15/25 (a)	300,000	304,293
Zais CLO 9 Ltd., Series 2018-2A, Class A, 3.72%, 7/20/31 (3 month USD LIBOR +1.20%)(a)(c)	1,000,000	981,335
TOTAL ASSET-BACKED SECURITIES (Cost: $70,970,878)		71,098,429
U.S. GOVERNMENT AGENCIES - 11.1%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	278,221	266,225
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	386,151	384,821
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	329,954	325,578
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	1,043,461	1,026,342
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	237,783	239,609
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	874,203	880,914
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	385,316	388,234
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	513,218	515,093
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	1,157,334	1,164,072
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	491,466	491,506
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	4,413,105	4,426,504
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	248,986	256,191
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	479,989	493,876
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	704,434	722,733
Federal Home Loan Mortgage Corp., 4.00%, 5/1/48	248,680	253,593
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	1,997,071	2,037,329
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	121,236	124,375
Federal Home Loan Mortgage Corp., 4.00%, 9/1/48	495,971	505,732
Federal Home Loan Mortgage Corp., 4.00%, 10/1/48	495,139	504,871
Federal Home Loan Mortgage Corp., 4.00%, 11/1/48	496,094	505,844
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	49,847	52,626
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	242,156	250,922
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	233,975	242,410
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	502,546	520,566
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	401,948	421,010
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	276,275	292,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,420,663
Federal National Mortgage Association, 2.50%, 4/1/31	404,383	395,094
Federal National Mortgage Association, 2.50%, 11/1/31	434,914	424,923
Federal National Mortgage Association, 2.50%, 9/1/46	106,280	100,340
Federal National Mortgage Association, 2.50%, 10/1/46	282,966	267,151
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,491,098
Federal National Mortgage Association, 3.00%, 5/1/32	1,000,743	999,277
Federal National Mortgage Association, 3.00%, 11/1/32	643,177	642,111
Federal National Mortgage Association, 3.00%, 5/1/43	609,858	600,040
Federal National Mortgage Association, 3.00%, 11/1/46	444,441	433,945
Federal National Mortgage Association, 3.00%, 1/1/47	665,798	650,074
Federal National Mortgage Association, 3.50%, 12/1/30	97,974	99,357
Federal National Mortgage Association, 3.50%, 5/1/33	432,402	437,766
Federal National Mortgage Association, 3.50%, 8/1/33	483,654	489,654
Federal National Mortgage Association, 3.50%, 8/1/42	500,935	505,002
Federal National Mortgage Association, 3.50%, 8/1/43	236,141	237,741
Federal National Mortgage Association, 3.50%, 12/1/45	961,070	964,607
Federal National Mortgage Association, 3.50%, 12/1/45	691,669	694,107
Federal National Mortgage Association, 3.50%, 12/1/46	295,070	295,851
Federal National Mortgage Association, 3.50%, 1/1/47	414,096	414,532
Federal National Mortgage Association, 3.50%, 4/1/47	1,285,569	1,288,444
Federal National Mortgage Association, 3.50%, 11/1/47	210,656	210,781
Federal National Mortgage Association, 4.00%, 9/1/40	419,546	431,537
Federal National Mortgage Association, 4.00%, 3/1/41	710,556	730,865
Federal National Mortgage Association, 4.00%, 12/1/45	525,014	535,987
Federal National Mortgage Association, 4.00%, 12/1/47	513,679	524,388
Federal National Mortgage Association, 4.00%, 2/1/48	485,750	495,425
Federal National Mortgage Association, 4.00%, 4/1/48	2,410,352	2,466,688
Federal National Mortgage Association, 4.00%, 6/1/48	492,336	502,143
Federal National Mortgage Association, 4.50%, 9/1/40	435,526	456,403
Federal National Mortgage Association, 4.50%, 2/1/41	743,676	779,243
Federal National Mortgage Association, 4.50%, 1/1/48	330,628	346,531
Federal National Mortgage Association, 4.50%, 2/1/48	59,134	61,975
Federal National Mortgage Association, 4.50%, 3/1/48	260,081	272,577
Federal National Mortgage Association, 4.50%, 5/1/48	257,679	270,060
Federal National Mortgage Association, 4.50%, 5/1/48	190,651	199,989
Federal National Mortgage Association, 5.00%, 9/1/40	349,142	370,709
Federal National Mortgage Association, 5.00%, 2/1/41	183,063	195,096
Federal National Mortgage Association, 5.00%, 5/1/48	248,391	260,511
Federal National Mortgage Association, 5.00%, 8/1/48	53,752	57,408
Federal National Mortgage Association, 5.50%, 2/1/42	128,080	136,353
Government National Mortgage Association, 2.50%, 12/20/46	134,777	129,122
Government National Mortgage Association, 3.00%, 12/20/42	505,365	501,423
Government National Mortgage Association, 3.00%, 12/20/45	221,839	218,874
Government National Mortgage Association, 3.00%, 9/20/46	355,610	350,580
Government National Mortgage Association, 3.00%, 10/20/46	735,800	724,829
Government National Mortgage Association, 3.00%, 2/20/47	762,770	751,111
Government National Mortgage Association, 3.00%, 12/20/47	975,231	959,789
Government National Mortgage Association, 3.50%, 2/20/42	441,386	446,967
Government National Mortgage Association, 3.50%, 11/20/42	286,738	290,186
Government National Mortgage Association, 3.50%, 8/20/45	154,997	156,384
Government National Mortgage Association, 3.50%, 9/20/45	157,033	158,437
Government National Mortgage Association, 3.50%, 4/20/46	236,005	238,007
Government National Mortgage Association, 3.50%, 12/20/46	1,239,860	1,248,894
Government National Mortgage Association, 3.50%, 1/20/47	866,603	872,917
Government National Mortgage Association, 3.50%, 1/20/48	1,834,273	1,847,638
Government National Mortgage Association, 4.00%, 11/20/40	234,143	241,870
Government National Mortgage Association, 4.00%, 2/20/46	606,451	623,403
Government National Mortgage Association, 4.00%, 3/20/46	233,020	239,819
Government National Mortgage Association, 4.00%, 5/20/47	483,106	495,070
Government National Mortgage Association, 4.00%, 8/20/47	242,970	248,987
Government National Mortgage Association, 4.00%, 12/20/48	275,000	280,553
Government National Mortgage Association, 4.50%, 9/20/39	231,105	242,860
Government National Mortgage Association, 4.50%, 7/20/41	128,020	134,307
Government National Mortgage Association, 4.50%, 2/20/47	119,460	125,095
Government National Mortgage Association, 4.50%, 8/20/47	242,990	251,602
Government National Mortgage Association, 4.50%, 1/20/48	941,916	975,299
Government National Mortgage Association, 4.50%, 3/20/48	197,816	204,827
Government National Mortgage Association, 5.00%, 7/20/45	338,369	357,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Overseas Private Investment Corp., 2.74%, 9/15/29	529,785	520,383
Overseas Private Investment Corp., 3.52%, 9/20/32	491,071	503,566
Overseas Private Investment Corp., Series D, 0.00%, 1/26/21	400,000	402,565
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $55,645,811)		56,192,536
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
20 Times Square Trust, Series 2018-20TS, Class E, 3.10%, 5/15/35 (a)(c)	600,000	560,490
Banc of America Commercial Mortgage Trust 2015-UBS7, Series 2015-UBS7, Class C, 4.36%, 9/15/48 (c)	500,000	489,317
BANK 2018-BNK15, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	595,858
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	510,180
CD 2016-CD2 Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (c)	500,000	490,103
CGMS Commercial Mortgage Trust 2017-MDDR, Series 2017-MDRB, Class B, 4.21%, 7/15/30 (1 month USD LIBOR +1.75%)(a)(c)	1,300,000	1,298,271
CIM Trust 2017-2, Series 2017-2, Class A1, CMO, 4.35%, 12/25/57 (1 month USD LIBOR +2.00%)(a)(c)	104,724	105,267
CIM Trust 2017-3, Series 2017-3, Class A1, CMO, 4.35%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	95,241	96,709
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	114,227
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	107,318
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	779,688
COMM Mortgage Trust, Series 2013-CR6, Class B, 3.40%, 3/10/46 (a)	500,000	496,152
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	694,516
COMM Mortgage Trust, Series 2018-COR3, Class A3, 4.23%, 5/10/51	500,000	516,099
Connecticut Avenue Securities Trust 2018-R07, Series 2018-R07, Class 1M1, CMO, 3.26%, 4/25/31 (1 month USD LIBOR + 0.75%)(a)(c)	19,653	19,623
CSAIL 2018-C14 Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	722,683
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	142,824	140,912
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48 (c)	300,000	305,783
CSMC 2018-11R, Series 2018-11R, 1.00%, 8/30/37	100,000	100,000
CSMC 2018-RPL9 Trust, Series 2018-RPL9, Class A, CMO, 3.85%, 9/25/57 (a)(c)	487,160	492,958
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,034,530
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.70%, 11/10/46 (a)(c)	500,000	517,270
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 3.71%, 7/25/29 (1 month USD LIBOR +1.20%)(c)	275,200	276,444
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 3.26%, 3/25/30 (1 month USD LIBOR + 0.75%)(c)	458,810	457,415
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M1, 2.96%, 7/25/30 (1 month USD LIBOR + 0.45%)(c)	465,581	463,267
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.82%, 5/25/48 (a)(c)	9,041	9,002
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1, CMO, 4.17%, 8/25/48 (a)(c)	95,714	95,958
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27 (c)	500,000	506,529
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	380,448
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	992,736
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27 (c)	875,000	866,981
Federal Home Loan Mortgage Corp., Series K071, Class A2, 3.29%, 11/25/27	1,400,000	1,395,883
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 6/25/51	550,000	574,014
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 6/25/51	325,000	337,229
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28 (c)	770,000	800,696
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28 (c)	150,000	155,180
Federal Home Loan Mortgage Corp., Series K083, Class A2, 4.05%, 9/25/28 (c)	875,000	923,265
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28 (c)	350,000	367,048
Federal Home Loan Mortgage Corp., Series K086, Class A2, 3.86%, 11/25/28 (c)	600,000	623,780
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 11/25/28 (c)	100,000	103,973
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33 (c)	600,000	620,890
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.21%, 4/25/28 (c)	1,580,000	1,580,254
Federal National Mortgage Association, Series 2014-C02, Class 1M2, CMO, 5.11%, 5/25/24 (1 month USD LIBOR +2.60%)(c)	140,000	146,668
Federal National Mortgage Association, Series 2014-C03, Class 1M2, CMO, 5.51%, 7/25/24 (1 month USD LIBOR +3.00%)(c)	173,309	182,221
Federal National Mortgage Association, Series 2018-C01, Class 1M1, 3.11%, 7/25/30 (1 month USD LIBOR + 0.60%)(c)	315,902	314,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Federal National Mortgage Association, Series 2018-C04, Class 2M1, 3.26%, 12/25/30 (1 month USD LIBOR + 0.75%)(c)	8,250	8,244
Federal National Mortgage Association, Series 2018-C05, Class 1M1, CMO, 3.23%, 1/25/31 (1 month USD LIBOR + 0.72%)(c)	248,825	248,236
Federal National Mortgage Association, Series 2018-C06, Class 2M2, CMO, 4.61%, 3/25/31 (1 month USD LIBOR + 2.10%)(c)	10,000	9,627
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.39%, 7/25/28 (c)	221,652	227,236
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.39%, 7/25/28 (c)	1,225,000	1,223,913
Federal National Mortgage Association, Series 2018-M14, Class A2, CMO, 3.58%, 8/25/28	550,000	560,960
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28 (c)	500,000	497,316
FREDDIE MAC FHR 4835 A/S, 5.91%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	245,538	266,048
FREMF Mortgage Trust, Series 2015-K46, Class B, 3.70%, 4/25/48 (a)(c)	225,000	219,421
Government National Mortgage Association, Series 2018-76, Class IO, CMO, 4.00%, 6/20/46	148,591	23,780
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51	800,000	832,363
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.18%, 12/10/43 (a)(c)	500,000	505,438
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,081,438
GS Mortgage Securities Trust, Series 2016-GS4, Class AS, 3.65%, 11/10/49 (c)	670,000	650,626
GS Mortgage Securities Trust, Series 2017-GS8, Class C, 4.34%, 11/10/50 (c)	401,000	393,721
GS Mortgage Securities Trust 2016-GS3, Series 2016-GS3, Class C, 4.00%, 10/10/49 (c)	570,000	559,812
HarborView Mortgage Loan Trust 2005-11, Series 2005-11, Class 2A1A, CMO, (Update Replacements.xls: US0001M + 0.620%), 3.09%, 8/19/45 (1 month USD LIBOR +0.62%)(c)	71,069	70,389
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	463,499	453,444
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class C10, 5.45%, 8/5/34 (a)(c)	900,000	857,046
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,056,135
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47 (a)(c)	467,185	461,309
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.07%, 4/25/46 (6 month USD LIBOR + 0.75%)(a)(c)	82,272	82,271
JP Morgan Mortgage Trust 2017-6, Series 2017-6, Class A6, CMO, 3.00%, 12/25/48 (a)(c)	361,863	351,855
JP Morgan Mortgage Trust 2018-8, Series 2018-8, Class A13, CMO, 4.00%, 1/25/49 (a)(c)	39,139	38,746
JP Morgan Mortgage Trust 2018-9, Series 2018-9, Class A13, CMO, 4.00%, 2/25/49 (a)(c)	98,291	97,872
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	500,000	499,608
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	114,767
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,100,000	1,100,036
JPMBB Commercial Mortgage Securities Trust 2014-C23, Series 2014-C23, Class AS, 4.20%, 9/15/47 (c)	860,000	873,209
JPMBB Commercial Mortgage Securities Trust 2014-C24, Series 2014-C24, Class D, 3.89%, 11/15/47 (a)(c)	470,000	401,546
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	1,100,000	1,088,928
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,057,127
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	974,580
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A3, 3.94%, 6/15/51	1,100,000	1,121,304
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 2/15/36 (a)	767,193	770,116
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.76%, 11/15/46 (c)	500,000	521,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.91%, 11/15/46 (c)	375,000	385,445
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	171,031
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	114,286	110,790
Morgan Stanley Capital Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	611,157
MSCG Trust 2015-ALDR, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	146,045	140,559
Natixis Commercial Mortgage Securities Trust 2018-850T, Series 2018-850T, Class A, 3.24%, 7/15/33 (1 month USD LIBOR + 0.784%)(a)(c)	1,000,000	991,692
New Residential Mortgage Loan Trust 2018-4, Series 2018-4A, Class A1S, CMO, 3.26%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	182,338	181,378
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46 (a)(c)	468,957	462,255
STACR Trust 2018-DNA3, Series 2018-DNA3, Class M1, CMO, 3.26%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	160,000	159,692
STACR Trust 2018-HRP2, Series 2018-HRP2, Class M1, CMO, 3.36%, 2/25/47 (1 month USD LIBOR + 0.85%)(a)(c)	120,000	119,831
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	147,020
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	298,882
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,127,915
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	522,493
UBS Commercial Mortgage Trust 2017-C4, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	583,000
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	1,300,000	1,307,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

UBS-Barclays Commercial Mortgage Trust 2013-C6, Series 2013-C6, Class A4, 3.24%, 4/10/46	794,000	795,302
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A3, 3.54%, 12/15/48	114,286	115,029
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50 (c)	500,000	491,510
Wells Fargo Commercial Mortgage Trust 2017-C40, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	439,977
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.71%, 3/15/45 (c)	500,000	498,710
WFRBS Commercial Mortgage Trust 2013-C13, Series 2013-C13, Class D, 4.13%, 5/15/45 (a)(c)	225,000	211,526
WFRBS Commercial Mortgage Trust 2013-C18, Series 2013-C18, Class C, 4.71%, 12/15/46 (c)	350,000	358,532
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $51,384,796)		51,894,368
U.S. GOVERNMENT OBLIGATIONS - 8.6%
U.S. Treasury Bond, 2.75%, 8/15/47	610,000	578,751
U.S. Treasury Bond, 3.00%, 8/15/48	1,424,000	1,419,719
U.S. Treasury Bond, 3.13%, 5/15/48	2,665,500	2,720,786
U.S. Treasury Coupon STRIP, 0.00%, 2/15/37	4,000,000	2,354,266
U.S. Treasury Coupon STRIP, 0.00%, 5/15/37	5,100,000	2,980,329
U.S. Treasury Note, 1.00%, 6/30/19	430,000	426,775
U.S. Treasury Note, 1.88%, 4/30/22	4,700,000	4,609,972
U.S. Treasury Note, 2.00%, 11/30/20	310,000	307,072
U.S. Treasury Note, 2.13%, 9/30/21	2,264,000	2,242,291
U.S. Treasury Note, 2.13%, 5/15/25	1,500,000	1,460,044
U.S. Treasury Note, 2.50%, 12/31/20	330,000	329,917
U.S. Treasury Note, 2.63%, 5/15/21	2,740,000	2,748,317
U.S. Treasury Note, 2.75%, 6/30/25	633,000	639,564
U.S. Treasury Note, 2.75%, 2/15/28	250,000	251,476
U.S. Treasury Note, 2.88%, 9/30/23	2,900,000	2,947,014
U.S. Treasury Note, 2.88%, 10/31/23	250,000	254,148
U.S. Treasury Note, 2.88%, 11/30/23	845,000	859,670
U.S. Treasury Note, 2.88%, 5/31/25	4,000,000	4,069,948
U.S. Treasury Note, 2.88%, 7/31/25	1,755,000	1,786,286
U.S. Treasury Note, 2.88%, 11/30/25	375,000	381,899
U.S. Treasury Note, 3.00%, 10/31/25	2,720,000	2,791,624
U.S. Treasury Note, 3.13%, 11/15/28	2,976,000	3,088,953
U.S. Treasury Inflation Protected Security, 0.63%, 4/15/23	4,382,619	4,310,034
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $42,508,413)		43,558,855
MUNICIPAL BONDS - 2.0%
CALIFORNIA - 1.1%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	204,147
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,005,160
City of Los Angeles CA, Series A, 3.50%, 9/1/37	315,000	296,100
State of California, 3.13%, 4/1/47 (1 month USD LIBOR +0.00%)(c)	1,000,000	1,005,390
State of California, General Obligation, 2.25%, 10/1/23	1,000,000	973,350
State of California, General Obligation, 4.60%, 4/1/38	500,000	515,675
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	379,635
State of California, General Obligation, High Speed Passenger Train, 2.19%, 4/1/47 (c)	500,000	496,415
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	484,315
Total California		5,360,187
HAWAII - 0.2%
City & Cnty. of Honolulu HI, Series F-GREEN BOND, 3.94%, 9/1/34	500,000	504,860
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	533,890
Total Hawaii		1,038,750
ILLINOIS - 0.1%
Chicago Housing Auth., Series B, 4.36%, 1/1/38	500,000	508,940
State of Illinois, Series A, 5.00%, 10/1/22	210,000	221,332
Total Illinois		730,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	422,700
New York - 0.1%
City of New York NY, Series C, 3.25%, 12/1/23	580,000	588,439
Oregon - 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (a)	500,000	493,720
TEXAS - 0.3%
Texas Water Dev. Board, 4.19%, 10/15/43	500,000	510,955
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, Series B, 3.70%, 10/15/47	1,000,000	967,480
Total Texas		1,478,435
TOTAL MUNICIPAL BONDS (Cost: $10,091,937)		10,112,503
FOREIGN CORPORATE BONDS - 1.9%
BASIC MATERIALS - 0.1%
Kinross Gold Corp., 4.50%, 7/15/27	154,000	133,018
Mountain Province Diamonds, Inc., 8.00%, 12/15/22 (a)	25,000	25,075
Yamana Gold, Inc., 4.95%, 7/15/24	400,000	393,165
Total Basic Materials		551,258
COMMUNICATIONS - 0.1%
Altice France S.A., 8.13%, 2/1/27 (a)	200,000	188,500
Intelsat Connect Finance S.A., 9.50%, 2/15/23 (a)	325,000	279,500
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (a)	125,000	121,250
Vodafone Group PLC, 4.13%, 5/30/25	93,000	91,914
Total Communications		681,164
CONSUMER, CYCLICAL - 0.0% (f)
IHO Verwaltungs GmbH, Senior Secured Note, PIK (4.125% Cash or 4.875% PIK), 4.13%, 9/15/21 (a)(e)	200,000	190,000
CONSUMER, NON-CYCLICAL - 0.3%
IHS Markit Ltd., 4.13%, 8/1/23	210,000	207,858
Takeda Pharmaceutical Co., Ltd., Senior Note, 4.40%, 11/26/23 (a)	1,226,000	1,239,348
Total Consumer, Non-cyclical		1,447,206
ENERGY - 0.1%
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/1/23	50,000	47,750
Petroleos Mexicanos, 6.50%, 1/23/29	82,000	76,465
Suncor Energy, Inc., 5.95%, 12/1/34	113,000	125,895
Transocean Pontus Ltd., 6.13%, 8/1/25 (a)	25,000	24,125
Trinidad Drilling Ltd., 6.63%, 2/15/25 (a)	75,000	75,637
Total Energy		349,872
FINANCIAL - 1.0%
AIB Group PLC, Senior Note, 4.75%, 10/12/23 (a)	365,000	361,365
Aircastle Ltd., 4.40%, 9/25/23	97,000	95,396
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23 (a)	490,000	489,076
Deutsche Bank AG, Senior Note, 4.25%, 2/4/21	151,000	148,781
goeasy Ltd., 7.88%, 11/1/22 (a)	25,000	25,312
HSBC Holdings PLC, 4.29%, 9/12/26 (4.29% fixed rate until 9/12/25; 1.35% + 3 month USD LIBOR thereafter)	274,000	270,585
ING Groep N.V., Senior Note, 4.63%, 1/6/26 (a)	775,000	780,605
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	285,000	280,997
Mitsubishi UFJ Financial Group, Inc., Senior Note, 3.76%, 7/26/23	532,000	534,420
Nederlandse Waterschapsbank N.V., Senior Note, 3.13%, 12/5/22 (a)	500,000	505,289
Royal Bank of Canada, Senior Note, 3.70%, 10/5/23	163,000	163,643
Royal Bank of Scotland Group PLC, 5.08%, 1/27/30 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	209,000	201,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Toronto-Dominion Bank (The), 3.05%, 9/17/20 (3 month USD LIBOR + 0.26%)(c)	1,200,000	1,195,839
Total Financial		5,052,962
INDUSTRIAL - 0.2%
Canadian National Railway Co., 2.85%, 12/15/21	162,000	160,888
CNH Industrial N.V., 4.50%, 8/15/23	137,000	137,671
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	25,000	26,032
Masonite International Corp., 5.75%, 9/15/26 (a)	125,000	117,813
Nvent Finance Sarl, 4.55%, 4/15/28	171,000	167,637
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (a)	150,000	144,750
Total Industrial		754,791
TECHNOLOGY - 0.0% (f)
NXP B.V./NXP Funding LLC, 5.55%, 12/1/28 (a)	194,000	198,761
UTILITIES - 0.1%
Enel Finance International N.V., 3.63%, 5/25/27 (a)	80,000	70,610
Enel Finance International N.V., 4.88%, 6/14/29 (a)	145,000	138,408
Total Utilities		209,018
TOTAL FOREIGN CORPORATE BONDS (Cost: $9,534,600)		9,435,032
SUPRANATIONAL BONDS - 1.7%
Asian Development Bank, 3.13%, 9/26/28	500,000	511,156
European Investment Bank, 1.63%, 8/14/20	490,000	482,299
European Investment Bank, 2.38%, 5/24/27	500,000	480,421
European Stability Mechanism, Senior Note, 2.13%, 11/3/22 (a)	1,000,000	977,527
Inter-American Development Bank, 2.39%, 10/9/20 (1 month USD LIBOR + 0.00%)(c)	1,000,000	998,950
International Bank for Reconstruction & Development, 2.49%, 3/18/20 (1 month USD LIBOR + 0.03%)(c)	1,000,000	999,890
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	746,000	768,364
International Development Association, 2.75%, 4/24/23 (a)	500,000	501,913
International Finance Corp., 1.75%, 3/30/20	1,000,000	988,935
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	1,000,000	985,315
North American Development Bank, 2.40%, 10/26/22	1,000,000	977,635
TOTAL SUPRANATIONAL BONDS (Cost: $8,580,868)		8,672,405
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
HUNGARY - 0.0% (f)
Hungary Government International Bond, 7.63%, 3/29/41	54,000	75,590
INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	190,917
Indonesia Government International Bond, 4.13%, 1/15/25 (a)	400,000	393,574
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	201,038
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23 (a)	300,000	293,400
Total Indonesia		1,078,929
Iraq - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	490,960
Mexico - 0.0% (f)
Mexico Government International Bond, Series MTN, 4.75%, 3/8/44	180,000	163,620
Panama - 0.0% (f)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	122,000
Qatar - 0.1%
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000	208,750
Saudi Arabia - 0.1%
Saudi Government International Bond, 4.00%, 4/17/25 (a)	300,000	297,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

Tunisia - 0.0% (f)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	193,340
Ukraine - 0.2%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,082,560
United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (a)	250,000	238,760
Uruguay - 0.0% (f)
Uruguay Government International Bond, 5.10%, 6/18/50	150,000	147,225
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,068,365)		4,099,086
FOREIGN GOVERNMENT AGENCIES - 0.5%
Canada - 0.2%
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	972,963
Norway - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25 (a)	500,000	479,464
South Korea - 0.0% (f)
Korea Hydro & Nuclear Power Co., Ltd., Series 144A, 3.75%, 7/25/23 (a)	200,000	201,847
Sweden - 0.2%
Kommuninvest I Sverige AB, 1.50%, 4/23/19 (a)	1,000,000	996,974
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,617,626)		2,651,248
BANK LOANS - 0.1%
Basic Materials - 0.0% (f)
Aleris International Inc. 2018 Term Loan, , 7.25%, 2/27/23 (2-month USD LIBOR + 4.75%)(c)	49,750	49,222
Communications - 0.0% (f)
Altice France S.A. 2018 Term Loan B13, 6.46%, 8/14/26 (1-month USD LIBOR + 4.00%)(c)	125,000	117,812
CONSUMER, CYCLICAL - 0.1%
HLF Financing Sarl LLC/Herbalife International, Inc. 2018 Term Loan B, 5.77%, 8/18/25 (1-month USD LIBOR + 3.25%)(c)	24,938	24,207
Life Time, Inc. 2017 Term Loan B, 5.46%, 6/10/22 (3-month USD LIBOR + 2.75%)(c)	124,058	119,130
Marriott Ownership Resorts, Inc. 2018 Term Loan B, 4.77%, 8/29/25 (3-month USD LIBOR + 2.25%)(c)	50,000	48,750
Unifrax Holding Co. Term Loan B, 6.46%, 12/12/25 (3-month USD LIBOR + 0.38%)(c)	25,000	23,656
Total Consumer, Cyclical		215,743
Consumer, Non-cyclical - 0.0% (f)
Verscend Holding Corp. 2018 Term Loan B, 7.02%, 8/27/25 (1-month USD LIBOR + 4.50%)(c)	24,938	24,065
ENERGY - 0.0% (f)
BCP Renaissance Parent LLC 2017 Term Loan B, 6.03%, 10/31/24 (3-month USD LIBOR + 3.50%)(c)	24,688	23,978
Consolidated Energy Finance S.A. Term Loan B, 4.93%, 5/7/25 (1-month USD LIBOR + 2.50%)(c)	74,625	72,200
Total Energy		96,178
FINANCIAL - 0.0% (f)
Edelman Financial Center LLC 2018 1st Lien Term Loan, 5.69%, 7/21/25 (3-month USD LIBOR + 3.25%)(c)	50,000	48,035
Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.27%, 10/1/25 (1-month USD LIBOR + 3.75%)(c)	50,000	47,500
Hub International Ltd. 2018 Term Loan B, 5.24%, 4/25/25 (3-month USD LIBOR + 3.00%)(c)	24,875	23,437
Total Financial		118,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

HEALTH CARE - 0.0% (f)
Envision Healthcare Corp. 2018 1st Lien Term Loan, 6.27%, 10/10/25 (1-month USD LIBOR + 3.75%)(c)	25,000	23,241
MPH Acquisition Holdings LLC 2016 Term Loan B, 5.55%, 6/7/23 (3-month USD LIBOR + 3.00%)(c)	24,058	22,735
Total Health Care		45,976
Industrial - 0.0% (f)
Altra Industrial Motion Corp. 2018 Term Loan B, 4.52%, 10/1/25 (1-month USD LIBOR + 2.00%)(c)	24,627	23,334
TOTAL BANK LOANS (Cost: $717,544)		691,302

	Shares
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.16%(h) (Cost $11,942,212)	11,942,212	11,942,212
TOTAL INVESTMENTS - 99.7% (Cost: $510,608,753)		505,933,203
OTHER ASSETS AND LIABILITIES, NET - 0.3%		1,471,768
NET ASSETS - 100.0%		$507,404,971

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2018, the value of these securities was $143,855,036, representing 28.4% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities was $331,456, representing 0.1% of net assets.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Perpetual floating rate security. Date shown reflects the next reset date.
(e)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(f)	Amount is less than 0.05%.
(g)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate shown as of December 31, 2018. Maturity date shown is the final maturity.
(h)	The rate shown is the annualized seven-day yield at December 31, 2018.

ABS	Asset Backed Securities
CMO	Collateralized Mortgage Obligation
PIK	Paid-In-Kind
REIT	Real Estate Investment Trust

Futures contracts open at December 31, 2018:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 2.1%
U.S. Treasury 2-Year Notes	Long	5,200,000	03/29/2019	$5,520,125	$32,284
U.S. Treasury Ultra Long-Term Bonds	Long	3,200,000	03/20/2019	5,141,000	233,850
Total					$266,134
CONTRACTS SOLD - (3.6)%
U.S. Treasury 5-Year Notes	Short	(500,000)	03/29/2019	$(573,438)	$(2,076)
U.S. Treasury 10-Year Notes	Short	(8,200,000)	03/20/2019	(10,005,281)	(196,406)
U.S. Treasury 10-Year Long-Term Bonds	Short	(5,000,000)	03/20/2019	(7,300,000)	(322,058)
U.S. Treasury Ultra Long-Term Bonds	Short	(400,000)	03/20/2019	(520,312)	(15,162)
Total					$(535,702)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
December 31, 2018

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018.

PFM Multi-Manager Fixed-Income Fund	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Corporate Bonds	$—	$235,585,227	$—	$235,585,227
Asset-Backed Securities	—	71,098,429	—	71,098,429
U.S. Government Agencies	—	56,192,536	—	56,192,536
Commercial Mortgage-Backed Securities	—	51,894,368	—	51,894,368
U.S. Government Obligations	—	43,558,855	—	43,558,855
Municipal Bonds	—	10,112,503	—	10,112,503
Foreign Corporate Bonds	—	9,435,032	—	9,435,032
Supranational Bonds	—	8,672,405	—	8,672,405
Foreign Government Obligations	—	4,099,086	—	4,099,086
Foreign Government Agencies	—	2,651,248	—	2,651,248
Bank Loans	—	691,302	—	691,302
Money Market Fund	11,942,212	—	—	11,942,212
Total Investments in Securities	$11,942,212	$493,990,991	$—	$505,933,203
Other Financial Instruments:
Futures Contracts(a)	$266,134	$—	$—	$266,134

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(535,702)	$—	$—	$(535,702)

(a) Futures Contracts are valued at unrealized appreciation (depreciation).

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

December 31, 2018 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered open-end management investment company issuing shares. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund offers Institutional Class, Advisers Class and Class R shares. As of December 31, 2018, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of U.S. equity securities. The International Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of non-U.S. equity securities. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

2. Investment Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

December 31, 2018 (Unaudited) – (continued)

government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the VC’s own assumption for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Multi-Manager Series Trust

By (Signature and Title)	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date	3/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date	3/1/19

By (Signature and Title)	/s/ Daniel R. Hess
Daniel R. Hess
Treasurer (Principal Financial Officer)

Date	3/1/19